UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

The AB Portfolios

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2025

Date of reporting period: August 31, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

Advisor Class: ABWYX

August 31, 2025

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Fund Information

AB All Market Total Return Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$87	0.83%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”)(net), before sales charges. Relative to the benchmark, overall allocation to equities detracted from performance, while allocation to alternatives and fixed-income assets contributed positively. Security selection was negative within both fixed income and equities, but positive within alternatives. The cash allocation also lagged the benchmark, further impacting total returns. Overall, results reflected a combination of asset allocation decisions and market conditions, with positive contributions from diversifiers partially offsetting weaker results in equities, fixed income and cash.

The Fund used derivatives for hedging and investment purposes. During the 12-month period currency futures, forwards and total return swaps added to absolute performance, while credit default swaps and interest rate swaps detracted.

Performance Highlights

Top contributors to performance:

  During the 12-month period, an overweight to diversifiers, particularly commodities, and positive security selection within alternatives were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, an underweight to equities, negative security selection within both equities and fixed income, and a lagging cash allocation were the primary detractors from performance.

Advisor Class: ABWYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI All Country World Index (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
08/15	$10,000	$10,000	$10,000
08/16	$10,530	$10,724	$10,719
08/17	$11,581	$12,560	$10,748
08/18	$11,815	$13,993	$10,828
08/19	$12,544	$13,954	$11,991
08/20	$12,755	$16,260	$12,384
08/21	$15,488	$20,916	$12,477
08/22	$12,916	$17,594	$11,230
08/23	$13,239	$20,048	$11,292
08/24	$15,258	$24,748	$12,137
08/25	$16,683	$28,656	$12,561

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	9.34%	5.52%	5.25%
MSCI All Country World Index (net)	15.79%	12.00%	11.10%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.50%	0.28%	2.31%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABWYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$424,298,297
# of Portfolio Holdings	664
Portfolio Turnover Rate	190%
Total Advisory Fees Paid (Net)	$2,083,859

Advisor Class: ABWYX

2

Graphical Representation of Holdings

Country Breakdown (% of Net Assets)

Value	Value
United States	43.6%
Multinational	19.3%
United Kingdom	5.8%
Japan	5.3%
Canada	2.2%
France	2.2%
Germany	1.9%
Spain	1.6%
Italy	1.3%
Mexico	0.8%
Australia	0.8%
South Korea	0.7%
Netherlands	0.6%
Denmark	0.5%
Others	6.1%
Short-Term Investments	10.2%
Other assets less liabilities	-2.9%

Security Type Breakdown (% Net Assets)

Common Stocks	33.2%
Investment Companies	23.1%
Governments - Treasuries	13.9%
Corporates - Investment Grade	8.9%
Mortgage Pass-Throughs	5.7%
Collateralized Mortgage Obligations	1.3%
Collateralized Loan Obligations	1.2%
Commercial Mortgage-Backed Securities	1.0%
Others	4.4%
Short-Term Investments	10.2%
Other assets less liabilities	-2.9%

Advisor Class: ABWYX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABWYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

AMTR-ADV-0153-0825

Advisor Class: ABWYX

4

Class A: ABWAX

August 31, 2025

SCAN ME

Please scan QR code for

Fund Information

AB All Market Total Return Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.08%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”)(net), before sales charges. Relative to the benchmark, overall allocation to equities detracted from performance, while allocation to alternatives and fixed-income assets contributed positively. Security selection was negative within both fixed income and equities, but positive within alternatives. The cash allocation also lagged the benchmark, further impacting total returns. Overall, results reflected a combination of asset allocation decisions and market conditions, with positive contributions from diversifiers partially offsetting weaker results in equities, fixed income and cash.

The Fund used derivatives for hedging and investment purposes. During the 12-month period currency futures, forwards and total return swaps added to absolute performance, while credit default swaps and interest rate swaps detracted.

Performance Highlights

Top contributors to performance:

  During the 12-month period, an overweight to diversifiers, particularly commodities, and positive security selection within alternatives were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, an underweight to equities, negative security selection within both equities and fixed income, and a lagging cash allocation were the primary detractors from performance.

Class A: ABWAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	MSCI All Country World Index (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
08/15	$9,574	$10,000	$10,000
08/16	$10,065	$10,724	$10,719
08/17	$11,033	$12,560	$10,748
08/18	$11,230	$13,993	$10,828
08/19	$11,891	$13,954	$11,991
08/20	$12,063	$16,260	$12,384
08/21	$14,615	$20,916	$12,477
08/22	$12,153	$17,594	$11,230
08/23	$12,427	$20,048	$11,292
08/24	$14,286	$24,748	$12,137
08/25	$15,581	$28,656	$12,561

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	9.06%	5.25%	4.99%
Class A (with sales charges)	4.42%	4.35%	4.53%
MSCI All Country World Index (net)	15.79%	12.00%	11.10%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.50%	0.28%	2.31%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABWAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$424,298,297
# of Portfolio Holdings	664
Portfolio Turnover Rate	190%
Total Advisory Fees Paid (Net)	$2,083,859

Class A: ABWAX

2

Graphical Representation of Holdings

Country Breakdown (% of Net Assets)

Value	Value
United States	43.6%
Multinational	19.3%
United Kingdom	5.8%
Japan	5.3%
Canada	2.2%
France	2.2%
Germany	1.9%
Spain	1.6%
Italy	1.3%
Mexico	0.8%
Australia	0.8%
South Korea	0.7%
Netherlands	0.6%
Denmark	0.5%
Others	6.1%
Short-Term Investments	10.2%
Other assets less liabilities	-2.9%

Security Type Breakdown (% Net Assets)

Common Stocks	33.2%
Investment Companies	23.1%
Governments - Treasuries	13.9%
Corporates - Investment Grade	8.9%
Mortgage Pass-Throughs	5.7%
Collateralized Mortgage Obligations	1.3%
Collateralized Loan Obligations	1.2%
Commercial Mortgage-Backed Securities	1.0%
Others	4.4%
Short-Term Investments	10.2%
Other assets less liabilities	-2.9%

Class A: ABWAX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABWAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

AMTR-A-0153-0825

Class A: ABWAX

4

Class C: ABWCX

August 31, 2025

SCAN ME

Please scan QR code for

Fund Information

AB All Market Total Return Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.83%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”)(net), before sales charges. Relative to the benchmark, overall allocation to equities detracted from performance, while allocation to alternatives and fixed-income assets contributed positively. Security selection was negative within both fixed income and equities, but positive within alternatives. The cash allocation also lagged the benchmark, further impacting total returns. Overall, results reflected a combination of asset allocation decisions and market conditions, with positive contributions from diversifiers partially offsetting weaker results in equities, fixed income and cash.

The Fund used derivatives for hedging and investment purposes. During the 12-month period currency futures, forwards and total return swaps added to absolute performance, while credit default swaps and interest rate swaps detracted.

Performance Highlights

Top contributors to performance:

  During the 12-month period, an overweight to diversifiers, particularly commodities, and positive security selection within alternatives were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, an underweight to equities, negative security selection within both equities and fixed income, and a lagging cash allocation were the primary detractors from performance.

Class C: ABWCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	MSCI All Country World Index (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
08/15	$10,000	$10,000	$10,000
08/16	$10,431	$10,724	$10,719
08/17	$11,353	$12,560	$10,748
08/18	$11,468	$13,993	$10,828
08/19	$12,047	$13,954	$11,991
08/20	$12,128	$16,260	$12,384
08/21	$14,593	$20,916	$12,477
08/22	$12,040	$17,594	$11,230
08/23	$12,212	$20,048	$11,292
08/24	$13,940	$24,748	$12,137
08/25	$15,087	$28,656	$12,561

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	8.22%	4.46%	4.20%
Class C (with sales charges)	7.22%	4.46%	4.20%
MSCI All Country World Index (net)	15.79%	12.00%	11.10%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.50%	0.28%	2.31%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABWCX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$424,298,297
# of Portfolio Holdings	664
Portfolio Turnover Rate	190%
Total Advisory Fees Paid (Net)	$2,083,859

Class C: ABWCX

2

Graphical Representation of Holdings

Country Breakdown (% of Net Assets)

Value	Value
United States	43.6%
Multinational	19.3%
United Kingdom	5.8%
Japan	5.3%
Canada	2.2%
France	2.2%
Germany	1.9%
Spain	1.6%
Italy	1.3%
Mexico	0.8%
Australia	0.8%
South Korea	0.7%
Netherlands	0.6%
Denmark	0.5%
Others	6.1%
Short-Term Investments	10.2%
Other assets less liabilities	-2.9%

Security Type Breakdown (% Net Assets)

Common Stocks	33.2%
Investment Companies	23.1%
Governments - Treasuries	13.9%
Corporates - Investment Grade	8.9%
Mortgage Pass-Throughs	5.7%
Collateralized Mortgage Obligations	1.3%
Collateralized Loan Obligations	1.2%
Commercial Mortgage-Backed Securities	1.0%
Others	4.4%
Short-Term Investments	10.2%
Other assets less liabilities	-2.9%

Class C: ABWCX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABWCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

AMTR-C-0153-0825

Class C: ABWCX

4

Class I: ABWIX

August 31, 2025

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Fund Information

AB All Market Total Return Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWIX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.83%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”)(net), before sales charges. Relative to the benchmark, overall allocation to equities detracted from performance, while allocation to alternatives and fixed-income assets contributed positively. Security selection was negative within both fixed income and equities, but positive within alternatives. The cash allocation also lagged the benchmark, further impacting total returns. Overall, results reflected a combination of asset allocation decisions and market conditions, with positive contributions from diversifiers partially offsetting weaker results in equities, fixed income and cash.

The Fund used derivatives for hedging and investment purposes. During the 12-month period currency futures, forwards and total return swaps added to absolute performance, while credit default swaps and interest rate swaps detracted.

Performance Highlights

Top contributors to performance:

  During the 12-month period, an overweight to diversifiers, particularly commodities, and positive security selection within alternatives were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, an underweight to equities, negative security selection within both equities and fixed income, and a lagging cash allocation were the primary detractors from performance.

Class I: ABWIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	MSCI All Country World Index (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
08/15	$10,000	$10,000	$10,000
08/16	$10,529	$10,724	$10,719
08/17	$11,573	$12,560	$10,748
08/18	$11,800	$13,993	$10,828
08/19	$12,530	$13,954	$11,991
08/20	$12,735	$16,260	$12,384
08/21	$15,467	$20,916	$12,477
08/22	$12,892	$17,594	$11,230
08/23	$12,860	$20,048	$11,292
08/24	$15,342	$24,748	$12,137
08/25	$16,764	$28,656	$12,561

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class I	9.27%	5.65%	5.30%
MSCI All Country World Index (net)	15.79%	12.00%	11.10%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.50%	0.28%	2.31%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABWIX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$424,298,297
# of Portfolio Holdings	664
Portfolio Turnover Rate	190%
Total Advisory Fees Paid (Net)	$2,083,859

Class I: ABWIX

2

Graphical Representation of Holdings

Country Breakdown (% of Net Assets)

Value	Value
United States	43.6%
Multinational	19.3%
United Kingdom	5.8%
Japan	5.3%
Canada	2.2%
France	2.2%
Germany	1.9%
Spain	1.6%
Italy	1.3%
Mexico	0.8%
Australia	0.8%
South Korea	0.7%
Netherlands	0.6%
Denmark	0.5%
Others	6.1%
Short-Term Investments	10.2%
Other assets less liabilities	-2.9%

Security Type Breakdown (% Net Assets)

Common Stocks	33.2%
Investment Companies	23.1%
Governments - Treasuries	13.9%
Corporates - Investment Grade	8.9%
Mortgage Pass-Throughs	5.7%
Collateralized Mortgage Obligations	1.3%
Collateralized Loan Obligations	1.2%
Commercial Mortgage-Backed Securities	1.0%
Others	4.4%
Short-Term Investments	10.2%
Other assets less liabilities	-2.9%

Class I: ABWIX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABWIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

AMTR-I-0153-0825

Class I: ABWIX

4

Advisor Class: ABPYX

August 31, 2025

AB Sustainable Thematic Balanced Portfolio

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$75	0.75%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed its primary benchmark, the Standard & Poor's ("S&P") 500 Index, and its blended benchmark, a 60% / 40% blend of S&P 500 Index/ Bloomberg US Government/ Credit Index (the “benchmark”), before sales charges. Relative to these benchmarks, overall allocation to equities detracted from performance, while allocation to fixed-income assets contributed slightly. Security selection was negative within both equities and fixed income. Within equities, the overweight to health care and underweight to communication services, as well as security selection in financials and healthcare, were notable detractors. Leading contributors included the overweight to technology and underweight to materials as well as security selection in energy.

Performance Highlights

Top contributors to performance:

  During the 12-month period, an overweight to technology, underweight to materials and security selection within energy were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, an overweight to health care and underweight to communication services along with security selection within health care and financials were the primary detractors from performance.

Advisor Class: ABPYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	S&P 500 Index	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
08/15	$10,000	$10,000	$10,000
08/16	$10,412	$11,255	$11,044
08/17	$11,052	$13,082	$12,113
08/18	$11,316	$15,655	$13,439
08/19	$11,860	$16,112	$14,341
08/20	$12,100	$19,647	$16,711
08/21	$14,014	$25,770	$19,704
08/22	$11,520	$22,876	$17,463
08/23	$12,422	$26,524	$19,067
08/24	$14,199	$33,721	$22,671
08/25	$14,369	$39,076	$25,104

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	1.20%	3.50%	3.69%
S&P 500 Index	15.88%	14.74%	14.60%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	10.74%	8.48%	9.64%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABPYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$86,913,193
# of Portfolio Holdings	75
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (Net)	$235,440

Advisor Class: ABPYX

2

Graphical Representation of Holdings

Security Type Breakdown (% Net Assets)

Common Stocks	59.1%
Governments - Treasuries	34.8%
Agencies	2.6%
Short-Term Investments	3.7%
Other assets less liabilities	-0.2%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABPYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

STB-ADV-0153-0825

Advisor Class: ABPYX

3

Class A: ABPAX

August 31, 2025

AB Sustainable Thematic Balanced Portfolio

SCAN ME

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	1.00%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed its primary benchmark, the Standard & Poor's ("S&P") 500 Index, and its blended benchmark, a 60% / 40% blend of S&P 500 Index/ Bloomberg US Government/ Credit Index (the “benchmark”), before sales charges. Relative to these benchmarks, overall allocation to equities detracted from performance, while allocation to fixed-income assets contributed slightly. Security selection was negative within both equities and fixed income. Within equities, the overweight to health care and underweight to communication services, as well as security selection in financials and healthcare, were notable detractors. Leading contributors included the overweight to technology and underweight to materials as well as security selection in energy.

Performance Highlights

Top contributors to performance:

  During the 12-month period, an overweight to technology, underweight to materials and security selection within energy were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, an overweight to health care and underweight to communication services along with security selection within health care and financials were the primary detractors from performance.

Class A: ABPAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	S&P 500 Index	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
08/15	$9,575	$10,000	$10,000
08/16	$9,945	$11,255	$11,044
08/17	$10,535	$13,082	$12,113
08/18	$10,761	$15,655	$13,439
08/19	$11,241	$16,112	$14,341
08/20	$11,440	$19,647	$16,711
08/21	$13,218	$25,770	$19,704
08/22	$10,833	$22,876	$17,463
08/23	$11,656	$26,524	$19,067
08/24	$13,295	$33,721	$22,671
08/25	$13,409	$39,076	$25,104

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	0.86%	3.23%	3.42%
Class A (with sales charges)	-3.46%	2.33%	2.98%
S&P 500 Index	15.88%	14.74%	14.60%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	10.74%	8.48%	9.64%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABPAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$86,913,193
# of Portfolio Holdings	75
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (Net)	$235,440

Class A: ABPAX

2

Graphical Representation of Holdings

Security Type Breakdown (% Net Assets)

Common Stocks	59.1%
Governments - Treasuries	34.8%
Agencies	2.6%
Short-Term Investments	3.7%
Other assets less liabilities	-0.2%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABPAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

STB-A-0153-0825

Class A: ABPAX

3

Class C: ABPCX

August 31, 2025

AB Sustainable Thematic Balanced Portfolio

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.75%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed its primary benchmark, the Standard & Poor's ("S&P") 500 Index, and its blended benchmark, a 60% / 40% blend of S&P 500 Index/ Bloomberg US Government/ Credit Index (the “benchmark”), before sales charges. Relative to these benchmarks, overall allocation to equities detracted from performance, while allocation to fixed-income assets contributed slightly. Security selection was negative within both equities and fixed income. Within equities, the overweight to health care and underweight to communication services, as well as security selection in financials and healthcare, were notable detractors. Leading contributors included the overweight to technology and underweight to materials as well as security selection in energy.

Performance Highlights

Top contributors to performance:

  During the 12-month period, an overweight to technology, underweight to materials and security selection within energy were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, an overweight to health care and underweight to communication services along with security selection within health care and financials were the primary detractors from performance.

Class C: ABPCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	S&P 500 Index	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
08/15	$10,000	$10,000	$10,000
08/16	$10,309	$11,255	$11,044
08/17	$10,836	$13,082	$12,113
08/18	$10,984	$15,655	$13,439
08/19	$11,394	$16,112	$14,341
08/20	$11,505	$19,647	$16,711
08/21	$13,189	$25,770	$19,704
08/22	$10,719	$22,876	$17,463
08/23	$11,454	$26,524	$19,067
08/24	$12,952	$33,721	$22,671
08/25	$12,984	$39,076	$25,104

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	0.24%	2.45%	2.65%
Class C (with sales charges)	-0.76%	2.45%	2.65%
S&P 500 Index	15.88%	14.74%	14.60%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	10.74%	8.48%	9.64%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABPCX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$86,913,193
# of Portfolio Holdings	75
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (Net)	$235,440

Class C: ABPCX

2

Graphical Representation of Holdings

Security Type Breakdown (% Net Assets)

Common Stocks	59.1%
Governments - Treasuries	34.8%
Agencies	2.6%
Short-Term Investments	3.7%
Other assets less liabilities	-0.2%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABPCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

STB-C-0153-0825

Class C: ABPCX

3

Class I: APWIX

August 31, 2025

AB Sustainable Thematic Balanced Portfolio

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/APWIX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.75%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed its primary benchmark, the Standard & Poor's ("S&P") 500 Index, and its blended benchmark, a 60% / 40% blend of S&P 500 Index/ Bloomberg US Government/ Credit Index (the “benchmark”), before sales charges. Relative to these benchmarks, overall allocation to equities detracted from performance, while allocation to fixed-income assets contributed slightly. Security selection was negative within both equities and fixed income. Within equities, the overweight to health care and underweight to communication services, as well as security selection in financials and healthcare, were notable detractors. Leading contributors included the overweight to technology and underweight to materials as well as security selection in energy.

Performance Highlights

Top contributors to performance:

  During the 12-month period, an overweight to technology, underweight to materials and security selection within energy were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, an overweight to health care and underweight to communication services along with security selection within health care and financials were the primary detractors from performance.

Class I: APWIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	S&P 500 Index	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
08/15	$10,000	$10,000	$10,000
08/16	$10,411	$11,255	$11,044
08/17	$11,045	$13,082	$12,113
08/18	$11,304	$15,655	$13,439
08/19	$11,838	$16,112	$14,341
08/20	$12,077	$19,647	$16,711
08/21	$13,986	$25,770	$19,704
08/22	$11,492	$22,876	$17,463
08/23	$12,403	$26,524	$19,067
08/24	$14,184	$33,721	$22,671
08/25	$14,351	$39,076	$25,104

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class I	1.18%	3.51%	3.68%
S&P 500 Index	15.88%	14.74%	14.60%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	10.74%	8.48%	9.64%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/APWIX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$86,913,193
# of Portfolio Holdings	75
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (Net)	$235,440

Class I: APWIX

2

Graphical Representation of Holdings

Security Type Breakdown (% Net Assets)

Common Stocks	59.1%
Governments - Treasuries	34.8%
Agencies	2.6%
Short-Term Investments	3.7%
Other assets less liabilities	-0.2%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/APWIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

STB-I-0153-0825

Class I: APWIX

3

Class Z: ABPZX

August 31, 2025

AB Sustainable Thematic Balanced Portfolio

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$75	0.75%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed its primary benchmark, the Standard & Poor's ("S&P") 500 Index, and its blended benchmark, a 60% / 40% blend of S&P 500 Index/ Bloomberg US Government/ Credit Index (the “benchmark”), before sales charges. Relative to these benchmarks, overall allocation to equities detracted from performance, while allocation to fixed-income assets contributed slightly. Security selection was negative within both equities and fixed income. Within equities, the overweight to health care and underweight to communication services, as well as security selection in financials and healthcare, were notable detractors. Leading contributors included the overweight to technology and underweight to materials as well as security selection in energy.

Performance Highlights

Top contributors to performance:

  During the 12-month period, an overweight to technology, underweight to materials and security selection within energy were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, an overweight to health care and underweight to communication services along with security selection within health care and financials were the primary detractors from performance.

Class Z: ABPZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	S&P 500 Index	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
12/21	$10,000	$10,000	$10,000
08/22	$8,373	$8,629	$8,733
08/23	$9,025	$10,005	$9,535
08/24	$10,323	$12,720	$11,337
08/25	$10,439	$14,739	$12,554

Average Annual Total Returns

AATR	1 Year	Since Inception 12/15/21
Class Z	1.13%	1.16%
S&P 500 Index	15.88%	11.01%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	10.74%	6.31%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABPZX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$86,913,193
# of Portfolio Holdings	75
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (Net)	$235,440

Class Z: ABPZX

2

Graphical Representation of Holdings

Security Type Breakdown (% Net Assets)

Common Stocks	59.1%
Governments - Treasuries	34.8%
Agencies	2.6%
Short-Term Investments	3.7%
Other assets less liabilities	-0.2%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABPZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

STB-Z-0153-0825

Class Z: ABPZX

3

Advisor Class: ATWYX

August 31, 2025

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Fund Information

AB Tax-Managed Wealth Appreciation Strategy

Annual Shareholder Report

This annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATWYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$47	0.44%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed the Morgan Stanley Capital International (“MSCI”) All Country World Index (net) (the "benchmark"), before sales charges. The primary driver of this underperformance was negative currency selection, relative to the benchmark. Sector selection and security selection also detracted from performance, particularly due to overweight positions in health care and negative security selection within that sector. However, security selection in the industrials and financials sectors helped offset some of the losses.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection in the industrials and financials sectors contributed to the Fund’s performance, relative to the benchmark.

Top detractors from performance:

  During the 12-month period, currency selection and sector selection and security selection in health care were the largest detractors from the Fund’s performance, relative to the benchmark.

Advisor Class: ATWYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI All Country World Index (net)
08/15	$10,000	$10,000
08/16	$10,550	$10,724
08/17	$12,162	$12,560
08/18	$13,671	$13,993
08/19	$13,475	$13,954
08/20	$15,197	$16,260
08/21	$19,778	$20,916
08/22	$16,639	$17,594
08/23	$18,683	$20,048
08/24	$23,416	$24,748
08/25	$26,918	$28,656

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	14.95%	12.11%	10.41%
MSCI All Country World Index (net)	15.79%	12.00%	11.10%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ATWYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$936,017,060
# of Portfolio Holdings	100
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net)	$3,245,983

Advisor Class: ATWYX

2

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Value	Value
Investment Companies	34.9%
Information Technology	20.5%
Financials	10.1%
Communication Services	7.9%
Industrials	6.2%
Health Care	6.1%
Consumer Discretionary	5.4%
Consumer Staples	4.0%
Energy	1.9%
Materials	1.1%
Utilities	1.0%
Real Estate	0.7%
Short-Term Investments	0.2%
Other Assets Less Liabilities	0.0%

Security Type Breakdown (% Net Assets)

Common Stocks	64.9%
Investment Companies	34.9%
Short-Term Investments	0.2%
Other Assets Less Liabilities	0.0%

Advisor Class: ATWYX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATWYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

TWA-ADV-0153-0825

Advisor Class: ATWYX

4

Class A: ATWAX

August 31, 2025

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Fund Information

AB Tax-Managed Wealth Appreciation Strategy

Annual Shareholder Report

This annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATWAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.69%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed the Morgan Stanley Capital International (“MSCI”) All Country World Index (net) (the "benchmark"), before sales charges. The primary driver of this underperformance was negative currency selection, relative to the benchmark. Sector selection and security selection also detracted from performance, particularly due to overweight positions in health care and negative security selection within that sector. However, security selection in the industrials and financials sectors helped offset some of the losses.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection in the industrials and financials sectors contributed to the Fund’s performance, relative to the benchmark.

Top detractors from performance:

  During the 12-month period, currency selection and sector selection and security selection in health care were the largest detractors from the Fund’s performance, relative to the benchmark.

Class A: ATWAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	MSCI All Country World Index (net)
08/15	$9,577	$10,000
08/16	$10,079	$10,724
08/17	$11,588	$12,560
08/18	$12,994	$13,993
08/19	$12,778	$13,954
08/20	$14,367	$16,260
08/21	$18,652	$20,916
08/22	$15,653	$17,594
08/23	$17,531	$20,048
08/24	$21,916	$24,748
08/25	$25,143	$28,656

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	14.73%	11.84%	10.13%
Class A (with sales charges)	9.87%	10.87%	9.66%
MSCI All Country World Index (net)	15.79%	12.00%	11.10%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ATWAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$936,017,060
# of Portfolio Holdings	100
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net)	$3,245,983

Class A: ATWAX

2

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Value	Value
Investment Companies	34.9%
Information Technology	20.5%
Financials	10.1%
Communication Services	7.9%
Industrials	6.2%
Health Care	6.1%
Consumer Discretionary	5.4%
Consumer Staples	4.0%
Energy	1.9%
Materials	1.1%
Utilities	1.0%
Real Estate	0.7%
Short-Term Investments	0.2%
Other Assets Less Liabilities	0.0%

Security Type Breakdown (% Net Assets)

Common Stocks	64.9%
Investment Companies	34.9%
Short-Term Investments	0.2%
Other Assets Less Liabilities	0.0%

Class A: ATWAX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATWAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

TWA-A-0153-0825

Class A: ATWAX

4

Class C: ATWCX

August 31, 2025

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Fund Information

AB Tax-Managed Wealth Appreciation Strategy

Annual Shareholder Report

This annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATWCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.45%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed the Morgan Stanley Capital International (“MSCI”) All Country World Index (net) (the "benchmark"), before sales charges. The primary driver of this underperformance was negative currency selection, relative to the benchmark. Sector selection and security selection also detracted from performance, particularly due to overweight positions in health care and negative security selection within that sector. However, security selection in the industrials and financials sectors helped offset some of the losses.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection in the industrials and financials sectors contributed to the Fund’s performance, relative to the benchmark.

Top detractors from performance:

  During the 12-month period, currency selection and sector selection and security selection in health care were the largest detractors from the Fund’s performance, relative to the benchmark.

Class C: ATWCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	MSCI All Country World Index (net)
08/15	$10,000	$10,000
08/16	$10,444	$10,724
08/17	$11,915	$12,560
08/18	$13,262	$13,993
08/19	$12,942	$13,954
08/20	$14,447	$16,260
08/21	$18,615	$20,916
08/22	$15,500	$17,594
08/23	$17,223	$20,048
08/24	$21,374	$24,748
08/25	$24,326	$28,656

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	13.81%	10.98%	9.30%
Class C (with sales charges)	12.81%	10.98%	9.30%
MSCI All Country World Index (net)	15.79%	12.00%	11.10%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ATWCX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$936,017,060
# of Portfolio Holdings	100
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net)	$3,245,983

Class C: ATWCX

2

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Value	Value
Investment Companies	34.9%
Information Technology	20.5%
Financials	10.1%
Communication Services	7.9%
Industrials	6.2%
Health Care	6.1%
Consumer Discretionary	5.4%
Consumer Staples	4.0%
Energy	1.9%
Materials	1.1%
Utilities	1.0%
Real Estate	0.7%
Short-Term Investments	0.2%
Other Assets Less Liabilities	0.0%

Security Type Breakdown (% Net Assets)

Common Stocks	64.9%
Investment Companies	34.9%
Short-Term Investments	0.2%
Other Assets Less Liabilities	0.0%

Class C: ATWCX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATWCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

TWA-C-0153-0825

Class C: ATWCX

4

Advisor Class: AWAYX

August 31, 2025

SCAN ME

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Fund Information

AB Wealth Appreciation Strategy

Annual Shareholder Report

This annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWAYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$50	0.46%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed the Morgan Stanley Capital International (“MSCI”) All Country World Index (net) (the "benchmark"), before sales charges. The primary driver of this underperformance was negative currency selection, relative to the benchmark. Sector selection and security selection also detracted from performance, particularly due to overweight positions in health care and negative security selection within that sector. However, security selection in the industrials and financials sectors helped offset some of the losses.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection in the industrials and financials sectors contributed to the Fund’s performance, relative to the benchmark.

Top detractors from performance:

  During the 12-month period, currency selection, along with sector selection and security selection in health care, was the largest detractor from the Fund’s performance, relative to the benchmark.

Advisor Class: AWAYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI All Country World Index (net)
08/15	$10,000	$10,000
08/16	$10,482	$10,724
08/17	$12,019	$12,560
08/18	$13,514	$13,993
08/19	$13,313	$13,954
08/20	$15,055	$16,260
08/21	$19,680	$20,916
08/22	$16,557	$17,594
08/23	$18,628	$20,048
08/24	$23,422	$24,748
08/25	$27,024	$28,656

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	15.38%	12.41%	10.45%
MSCI All Country World Index (net)	15.79%	12.00%	11.10%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AWAYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,344,207,001
# of Portfolio Holdings	71
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net)	$4,660,830

Advisor Class: AWAYX

2

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Value	Value
Investment Companies	34.8%
Information Technology	20.7%
Financials	10.0%
Communication Services	7.8%
Industrials	6.4%
Health Care	6.0%
Consumer Discretionary	5.6%
Consumer Staples	3.0%
Energy	1.5%
Materials	1.2%
Utilities	1.2%
Real Estate	0.9%
Short-Term Investments	1.2%
Other Assets Less Liabilities	-0.3%

Security Type Breakdown (% Net Assets)

Common Stocks	64.3%
Investment Companies	34.8%
Short-Term Investments	1.2%
Other Assets Less Liabilities	-0.3%

Advisor Class: AWAYX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AWAYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

WA-ADV-0153-0825

Advisor Class: AWAYX

4

Class A: AWAAX

August 31, 2025

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Fund Information

AB Wealth Appreciation Strategy

Annual Shareholder Report

This annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWAAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.71%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed the Morgan Stanley Capital International (“MSCI”) All Country World Index (net) (the "benchmark"), before sales charges. The primary driver of this underperformance was negative currency selection, relative to the benchmark. Sector selection and security selection also detracted from performance, particularly due to overweight positions in health care and negative security selection within that sector. However, security selection in the industrials and financials sectors helped offset some of the losses.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection in the industrials and financials sectors contributed to the Fund’s performance, relative to the benchmark.

Top detractors from performance:

  During the 12-month period, currency selection, along with sector selection and security selection in health care, was the largest detractor from the Fund’s performance, relative to the benchmark.

Class A: AWAAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	MSCI All Country World Index (net)
08/15	$9,575	$10,000
08/16	$10,008	$10,724
08/17	$11,444	$12,560
08/18	$12,841	$13,993
08/19	$12,613	$13,954
08/20	$14,233	$16,260
08/21	$18,560	$20,916
08/22	$15,573	$17,594
08/23	$17,475	$20,048
08/24	$21,925	$24,748
08/25	$25,221	$28,656

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	15.03%	12.12%	10.17%
Class A (with sales charges)	10.16%	11.15%	9.69%
MSCI All Country World Index (net)	15.79%	12.00%	11.10%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AWAAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,344,207,001
# of Portfolio Holdings	71
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net)	$4,660,830

Class A: AWAAX

2

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Value	Value
Investment Companies	34.8%
Information Technology	20.7%
Financials	10.0%
Communication Services	7.8%
Industrials	6.4%
Health Care	6.0%
Consumer Discretionary	5.6%
Consumer Staples	3.0%
Energy	1.5%
Materials	1.2%
Utilities	1.2%
Real Estate	0.9%
Short-Term Investments	1.2%
Other Assets Less Liabilities	-0.3%

Security Type Breakdown (% Net Assets)

Common Stocks	64.3%
Investment Companies	34.8%
Short-Term Investments	1.2%
Other Assets Less Liabilities	-0.3%

Class A: AWAAX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AWAAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

WA-A-0153-0825

Class A: AWAAX

4

Class C: AWACX

August 31, 2025

SCAN ME

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Fund Information

AB Wealth Appreciation Strategy

Annual Shareholder Report

This annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWACX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.46%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed the Morgan Stanley Capital International (“MSCI”) All Country World Index (net) (the "benchmark"), before sales charges. The primary driver of this underperformance was negative currency selection, relative to the benchmark. Sector selection and security selection also detracted from performance, particularly due to overweight positions in health care and negative security selection within that sector. However, security selection in the industrials and financials sectors helped offset some of the losses.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection in the industrials and financials sectors contributed to the Fund’s performance, relative to the benchmark.

Top detractors from performance:

  During the 12-month period, currency selection, along with sector selection and security selection in health care, was the largest detractor from the Fund’s performance, relative to the benchmark.

Class C: AWACX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	MSCI All Country World Index (net)
08/15	$10,000	$10,000
08/16	$10,381	$10,724
08/17	$11,777	$12,560
08/18	$13,109	$13,993
08/19	$12,786	$13,954
08/20	$14,318	$16,260
08/21	$18,527	$20,916
08/22	$15,433	$17,594
08/23	$17,185	$20,048
08/24	$21,392	$24,748
08/25	$24,424	$28,656

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	14.17%	11.27%	9.34%
Class C (with sales charges)	13.17%	11.27%	9.34%
MSCI All Country World Index (net)	15.79%	12.00%	11.10%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AWACX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,344,207,001
# of Portfolio Holdings	71
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net)	$4,660,830

Class C: AWACX

2

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Value	Value
Investment Companies	34.8%
Information Technology	20.7%
Financials	10.0%
Communication Services	7.8%
Industrials	6.4%
Health Care	6.0%
Consumer Discretionary	5.6%
Consumer Staples	3.0%
Energy	1.5%
Materials	1.2%
Utilities	1.2%
Real Estate	0.9%
Short-Term Investments	1.2%
Other Assets Less Liabilities	-0.3%

Security Type Breakdown (% Net Assets)

Common Stocks	64.3%
Investment Companies	34.8%
Short-Term Investments	1.2%
Other Assets Less Liabilities	-0.3%

Class C: AWACX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AWACX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

WA-C-0153-0825

Class C: AWACX

4

ITEM 2.	CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Jorge A. Bermudez, Jeffrey R. Holland, R. Jay Gerken and Ms. Carol C. McMullen qualify as audit committee financial experts.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB All Market Total Return Portfolio	2024	$106,481	$—	$23,964
	2025	$106,481	$—	$36,102
AB Wealth Appreciation Strategy	2024	$44,723	$—	$11,478
	2025	$44,723	$—	$23,175
AB Sustainable Thematic Balanced Portfolio	2024	$47,641	$—	$15,456
	2025	$47,641	$—	$22,836
AB Tax-Managed Wealth Appreciation Strategy	2024	$44,723	$—	$12,679
	2025	$44,723	$—	$25,093

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund:

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre-approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB All Market Total Return Portfolio	2024	$2,077,868	$23,964
			$—
			$(23,964)
	2025	$1,478,020	$36,102
			$—
			$(36,102)
AB Wealth Appreciation Strategy	2024	$2,065,382	$11,478
			$—
			$(11,478)
	2025	$1,465,093	$23,175
			$—
			$(23,175)
AB Sustainable Thematic Balanced Portfolio	2024	$2,069,360	$15,456
			$—
			$(15,456)
	2025	$1,464,754	$22,836
			$—
			$(22,836)
AB Tax-Managed Wealth Appreciation Strategy	2024	$2,066,583	$12,679
			$—
			$(12,679)
	2025	$1,467,011	$25,093
			$—
			$(25,093)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section (3)(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee members are as follows:

Jorge A. Bermudez	Garry L. Moody
Carol C. McMullen	Jeanette Loeb
R. Jay Gerken	Jeffrey R. Holland
Emilie D. Wrapp

ITEM 6.	INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

August 31, 2025

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB ALL MARKET TOTAL RETURN PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CONSOLIDATED PORTFOLIO OF INVESTMENTS

August 31, 2025

Company	Shares	U.S. $ Value

COMMON STOCKS – 33.2%
Information Technology – 7.6%
Communications Equipment – 0.1%
F5, Inc.(a)	952	$298,109
GCI Liberty, Inc.(a)(b)(c)(d)	2,664	– 0	–
Motorola Solutions, Inc.	739	349,148

		647,257

Electronic Equipment, Instruments & Components – 0.1%
Celestica, Inc.(a)	1,533	298,596
Jabil, Inc.	478	97,909

		396,505

IT Services – 0.5%
Accenture PLC – Class A	2,355	612,229
Amdocs Ltd.	4,852	415,186
Gartner, Inc.(a)	229	57,523
Nomura Research Institute Ltd.	8,000	314,034
Obic Co., Ltd.	6,700	236,906
VeriSign, Inc.	1,163	317,929

		1,953,807

Semiconductors & Semiconductor Equipment – 2.5%
Analog Devices, Inc.	1,165	292,776
Applied Materials, Inc.	2,806	451,093
ASML Holding NV	379	281,443
Broadcom, Inc.	5,146	1,530,369
KLA Corp.	398	347,056
Monolithic Power Systems, Inc.	383	320,096
NVIDIA Corp.	26,757	4,660,534
Qorvo, Inc.(a)	3,287	298,131
QUALCOMM, Inc.	2,787	447,954
Skyworks Solutions, Inc.	4,074	305,306
Taiwan Semiconductor Manufacturing Co., Ltd.	40,000	1,498,055

		10,432,813

Software – 3.4%
Adobe, Inc.(a)	1,031	367,758
AppLovin Corp. – Class A(a)	751	359,421
Autodesk, Inc.(a)	1,175	369,772
AvidXchange Holdings, Inc.(a)	75,944	754,883
Constellation Software, Inc./Canada	121	400,911
CyberArk Software Ltd.(a)	3,224	1,461,310
Intuit, Inc.	738	492,246
Manhattan Associates, Inc.(a)	1,376	296,445
Microsoft Corp.	12,556	6,361,999
Nice Ltd.(a)	2,060	290,389
Olo, Inc. – Class A(a)	25,882	265,291

ABFunds.com	AB All Market Total Return Portfolio 1

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Open Text Corp.(e)	3,147	$104,079
Oracle Corp.	2,434	550,400
Roper Technologies, Inc.	941	495,258
Salesforce, Inc.	1,885	483,031
SAP SE	1,471	400,401
ServiceNow, Inc.(a)	943	865,165
Zoom Communications, Inc.(a)	4,290	349,292

		14,668,051

Technology Hardware, Storage & Peripherals – 1.0%
Apple, Inc.	13,523	3,139,229
Hewlett Packard Enterprise Co.	14,721	332,253
Ricoh Co., Ltd.(e)	29,100	257,215
Samsung Electronics Co., Ltd.	10,061	502,646

		4,231,343

		32,329,776

Financials – 6.3%
Banks – 1.9%
ABN AMRO Bank NV	7,348	211,943
AIB Group PLC	36,869	299,556
Banco Bilbao Vizcaya Argentaria SA	19,433	353,661
Banco BPM SpA	22,127	303,563
Banco Santander SA	40,661	388,314
Bank of America Corp.	5,275	267,653
Barclays PLC	67,228	327,578
Citigroup, Inc.	4,289	414,189
DBS Group Holdings Ltd.(a)	5,190	204,293
First Citizens BancShares, Inc./NC – Class A	162	321,393
HarborOne Bancorp, Inc.	12,472	160,390
ING Groep NV	13,984	333,868
JPMorgan Chase & Co.	2,416	728,231
KBC Group NV	2,033	239,636
Mitsubishi UFJ Financial Group, Inc.	14,200	216,111
NatWest Group PLC	91,073	628,598
Nordea Bank Abp	11,353	173,566
Oversea-Chinese Banking Corp., Ltd.	33,900	442,038
Pacific Premier Bancorp, Inc.	642	15,723
Royal Bank of Canada	1,504	218,567
Standard Chartered PLC	3,457	64,776
Sumitomo Mitsui Financial Group, Inc.	13,900	378,574
UniCredit SpA	4,601	355,863
Veritex Holdings, Inc.	32,334	1,110,673

		8,158,757

Capital Markets – 1.4%
Alpha Group International PLC(f)	527	29,749
Ameriprise Financial, Inc.	656	337,715

2 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

B3 SA – Brasil Bolsa Balcao	73,300	$175,481
Blackrock, Inc.	563	634,580
Cboe Global Markets, Inc.	3,611	852,015
CME Group, Inc.	1,184	315,548
Goldman Sachs Group, Inc. (The)	833	620,793
ICG PLC	20,974	618,475
Interactive Brokers Group, Inc. – Class A	5,028	312,943
Julius Baer Group Ltd.	9,752	704,151
London Stock Exchange Group PLC	2,601	322,350
MSCI, Inc.	355	201,541
S&P Global, Inc.	533	292,318
Singapore Exchange Ltd.	38,500	497,023
TMX Group Ltd.	4,487	179,206

		6,093,888

Consumer Finance – 0.2%
Ally Financial, Inc.	7,632	313,294
Synchrony Financial	4,366	333,300

		646,594

Financial Services – 1.3%
Berkshire Hathaway, Inc. – Class B(a)	322	161,960
Cantaloupe, Inc.(a)	61,436	667,809
Curo Group Holdings LLC(a)	7,850	47,100
Eurazeo SE	4,030	263,724
Fiserv, Inc.(a)	2,189	302,476
International Money Express, Inc.(a)	35,747	518,332
Mastercard, Inc. – Class A	1,704	1,014,374
Mr Cooper Group, Inc.(a)	6,698	1,262,774
Visa, Inc. – Class A	3,454	1,215,048

		5,453,597

Insurance – 1.5%
Ageas SA/NV	1,121	78,983
AIA Group Ltd. – Class H	39,800	378,273
Aspen Insurance Holdings Ltd. – Class A(a)	3,433	125,304
AXA SA	9,643	449,148
Cincinnati Financial Corp.	1,369	210,279
Everest Group Ltd.	911	311,453
Fidelity National Financial, Inc.	11,725	701,976
Hannover Rueck SE	412	119,951
Hanover Insurance Group, Inc. (The)	775	134,447
iA Financial Corp., Inc.	2,662	286,388
Japan Post Holdings Co., Ltd.	30,700	313,275
Marsh & McLennan Cos., Inc.	1,635	336,499
Medibank Pvt. Ltd.	64,359	214,411
NN Group NV	1,459	100,426
Principal Financial Group, Inc.	3,961	318,900
ProAssurance Corp.(a)	49,086	1,168,738
Progressive Corp. (The)	1,126	278,189

ABFunds.com	AB All Market Total Return Portfolio 3

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Prudential PLC	24,183	$322,548
Tryg A/S	13,875	364,639
Unipol Assicurazioni SpA	14,343	299,669

		6,513,496

		26,866,332

Industrials – 4.7%
Aerospace & Defense – 0.4%
Airbus SE	1,767	369,425
BAE Systems PLC	20,969	496,983
MTU Aero Engines AG	690	307,511
Safran SA	1,850	614,807

		1,788,726

Air Freight & Logistics – 0.1%
DSV A/S	2,761	612,134

Building Products – 0.6%
AGC, Inc.	9,700	304,165
Carrier Global Corp.	9,149	596,515
Lennox International, Inc.	508	283,393
Otis Worldwide Corp.	15,435	1,333,275

		2,517,348

Commercial Services & Supplies – 0.2%
Cintas Corp.	1,516	318,406
Steelcase, Inc. – Class A	23,499	393,373
Veralto Corp.	2,891	306,995

		1,018,774

Construction & Engineering – 0.4%
AECOM	2,567	320,593
Eiffage SA	1,864	234,576
EMCOR Group, Inc.	521	323,020
Shimizu Corp.	23,200	311,676
Stantec, Inc.	3,569	387,942
Vinci SA	1,160	157,332

		1,735,139

Electrical Equipment – 0.4%
ABB Ltd. (REG)	8,359	560,982
Prysmian SpA	4,666	407,216
Rockwell Automation, Inc.	930	319,390
Schneider Electric SE	1,194	293,349

		1,580,937

Ground Transportation – 0.3%
Norfolk Southern Corp.	2,724	762,666
Uber Technologies, Inc.(a)	6,360	596,250

		1,358,916

4 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Industrial Conglomerates – 0.1%
Jardine Matheson Holdings Ltd.	3,520	$213,131

Machinery – 0.5%
Chart Industries, Inc.(a)	6,484	1,292,650
Graco, Inc.	3,536	301,939
Kubota Corp.	10,100	116,777
Yangzijiang Shipbuilding Holdings Ltd.	105,300	238,590

		1,949,956

Passenger Airlines – 0.2%
International Consolidated Airlines Group SA	57,756	298,605
Qantas Airways Ltd.	39,514	302,765
United Airlines Holdings, Inc.(a)	446	46,830

		648,200

Professional Services – 1.2%
Automatic Data Processing, Inc.	1,471	447,258
Experian PLC	13,228	685,680
Genpact Ltd.	3,100	140,554
Leidos Holdings, Inc.	4,748	859,008
RELX PLC	12,709	591,408
SS&C Technologies Holdings, Inc.	1,970	174,660
Verisk Analytics, Inc.	1,214	325,498
WNS Holdings Ltd.(a)	19,762	1,491,043
Wolters Kluwer NV	3,697	465,724

		5,180,833

Trading Companies & Distributors – 0.3%
GMS, Inc.(a)	11,493	1,263,425
MRC Global, Inc.(a)	48	724

		1,264,149

		19,868,243

Consumer Discretionary – 3.6%
Automobile Components – 0.1%
Aptiv PLC(a)	4,151	330,129
Energy Technology(a)(b)	13	6,500

		336,629

Automobiles – 0.1%
Tesla, Inc.(a)	1,105	368,926

Broadline Retail – 0.9%
Alibaba Group Holding Ltd. (Sponsored ADR)	1,634	220,590
Amazon.com, Inc.(a)	12,163	2,785,327
K2016470219 South Africa Ltd. – Class A(a)(b)(d)	465,862	1
K2016470219 South Africa Ltd. – Class B(a)(b)(d)	73,623	– 0	–
MercadoLibre, Inc.(a)	136	336,316
Next PLC	1,734	280,210

		3,622,444

ABFunds.com	AB All Market Total Return Portfolio 5

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Distributors – 0.1%
D’ieteren Group	1,311	$284,093

Diversified Consumer Services – 0.1%
Pearson PLC	16,115	234,341
Service Corp. International/US	3,914	310,185

		544,526

Hotels, Restaurants & Leisure – 1.6%
Amadeus IT Group SA(e)	3,920	328,802
Aristocrat Leisure Ltd.	6,443	305,505
Booking Holdings, Inc.	159	890,249
Compass Group PLC	15,574	529,324
Expedia Group, Inc.	1,522	326,926
Flutter Entertainment PLC(a)	3,252	998,917
Just Eat Takeaway.com NV(a)(e)	54,572	1,288,835
Marriott International, Inc./MD – Class A	3,494	935,903
Royal Caribbean Cruises Ltd.	1,120	406,806
Yum China Holdings, Inc.	17,404	778,307
Yum! Brands, Inc.	1,232	181,067

		6,970,641

Household Durables – 0.0%
Sony Group Corp.	6,500	177,652

Specialty Retail – 0.5%
AutoZone, Inc.(a)	131	550,007
Dynatrace, Inc.(a)	5,348	270,609
Foot Locker, Inc.(a)	36,248	895,326
Industria de Diseno Textil SA	6,927	342,605

		2,058,547

Textiles, Apparel & Luxury Goods – 0.2%
Christian Dior SE	392	221,549
Hanesbrands, Inc.(a)	12,266	77,399
Pandora A/S	1,653	228,520
Skechers USA, Inc. – Class A(a)	5,338	336,721

		864,189

		15,227,647

Health Care – 3.5%
Biotechnology – 0.6%
AbbVie, Inc.	4,124	867,690
Biogen, Inc.(a)	1,558	205,999
BioMarin Pharmaceutical, Inc.(a)	3,560	207,441
Contra Blueprint Medicines Corp.(a)(b)(d)	6,638	3,053
Gilead Sciences, Inc.	6,725	759,723
Incyte Corp.(a)	2,442	206,618
Regeneron Pharmaceuticals, Inc.	268	155,628
United Therapeutics Corp.(a)	674	205,408

		2,611,560

6 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 0.3%
Edwards Lifesciences Corp.(a)	521	$42,378
Medtronic PLC	3,513	326,041
STAAR Surgical Co.(a)	1,284	35,130
STERIS PLC	1,245	305,100
Surmodics, Inc.(a)	18,465	628,549

		1,337,198

Health Care Providers & Services – 0.9%
Andlauer Healthcare Group, Inc.	388	15,061
Cardinal Health, Inc.	2,167	322,406
Cencora, Inc.	1,133	330,394
Cross Country Healthcare, Inc.(a)	35,780	478,736
Elevance Health, Inc.	1,576	502,192
McKesson Corp.	1,340	920,098
Performant Healthcare, Inc.(a)	68,990	526,394
UnitedHealth Group, Inc.	826	255,953
Universal Health Services, Inc. – Class B	1,700	308,686

		3,659,920

Health Care Technology – 0.0%
Veeva Systems, Inc. – Class A(a)	259	69,723

Life Sciences Tools & Services – 0.4%
QIAGEN NV	6,083	283,432
Thermo Fisher Scientific, Inc.	2,546	1,254,465

		1,537,897

Pharmaceuticals – 1.3%
AstraZeneca PLC	1,554	247,730
AstraZeneca PLC (Sponsored ADR)	5,518	440,888
Eli Lilly & Co.	492	360,429
Haleon PLC	41,956	206,476
Johnson & Johnson	101	17,894
Merck & Co., Inc.	5,412	455,258
Novartis AG (REG)	3,322	420,473
Novo Nordisk A/S – Class B	8,738	493,779
Recordati Industria Chimica e Farmaceutica SpA	2,353	145,482
Roche Holding AG	702	228,907
Verona Pharma PLC (ADR)(a)	13,500	1,429,785
Zoetis, Inc.	6,458	1,010,031

		5,457,132

		14,673,430

Communication Services – 2.9%
Diversified Telecommunication Services – 0.4%
Frontier Communications Parent, Inc.(a)	36,715	1,361,392
HKT Trust & HKT Ltd. – Class H	165,000	250,289
Telstra Group Ltd.	36,872	117,964

		1,729,645

ABFunds.com	AB All Market Total Return Portfolio 7

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Entertainment – 0.4%
Electronic Arts, Inc.	860	$147,877
Netflix, Inc.(a)	629	759,989
Spotify Technology SA(a)	388	264,569
Walt Disney Co. (The)	3,688	436,586

		1,609,021

Interactive Media & Services – 1.4%
Alphabet, Inc. – Class A	3,628	772,438
Alphabet, Inc. – Class C	8,578	1,831,660
Auto Trader Group PLC	32,877	357,024
LY Corp.	90,300	285,888
Meta Platforms, Inc. – Class A	3,496	2,582,495
Rightmove PLC	26,411	265,036

		6,094,541

Media – 0.7%
Dentsu Group, Inc.(a)(e)	13,500	266,571
Fox Corp. – Class B	5,587	304,771
Informa PLC	24,644	290,294
Interpublic Group of Cos., Inc. (The)	53,085	1,424,801
Liberty Broadband Corp. – Class A(a)	1,693	102,714
New York Times Co. (The) – Class A	3,401	203,516
TEGNA, Inc.	23,927	507,252

		3,099,919

		12,533,126

Consumer Staples – 1.7%
Beverages – 0.5%
Asahi Group Holdings Ltd.	68,317	858,521
Budweiser Brewing Co. APAC Ltd. – Class H(e)(f)	260,700	282,704
Carlsberg AS – Class B	1,218	148,982
Coca-Cola Co. (The)	2,762	190,551
Coca-Cola HBC AG(a)	5,825	294,653
Pernod Ricard SA	2,080	236,945

		2,012,356

Consumer Staples Distribution & Retail – 0.6%
Costco Wholesale Corp.	507	478,263
Empire Co., Ltd. – Class A	7,403	287,366
Koninklijke Ahold Delhaize NV	3,514	140,816
Kroger Co. (The)	228	15,467
Loblaw Cos. Ltd.	2,804	114,520
SpartanNash Co.	35,644	955,259
Tesco PLC	90,959	519,926
Walmart, Inc.	361	35,010

		2,546,627

Food Products – 0.3%
JDE Peet’s NV	1,383	50,647
Kellanova	15,973	1,269,854

		1,320,501

8 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Household Products – 0.1%
Colgate-Palmolive Co.	2,420	$203,449
Southeastern Grocers, Inc.(a)(b)(c)(d)	8,714	349

		203,798

Tobacco – 0.2%
Altria Group, Inc.	5,641	379,132
Imperial Brands PLC	7,721	326,079
Philip Morris International, Inc.	1,665	278,271

		983,482

		7,066,764

Materials – 1.3%
Chemicals – 0.5%
CF Industries Holdings, Inc.	3,606	312,388
Covestro AG(a)	16,156	1,122,713
ICL Group Ltd.	16,530	107,448
Mitsubishi Chemical Group Corp.	55,200	313,664
Sumitomo Chemical Co., Ltd.	108,100	324,259

		2,180,472

Containers & Packaging – 0.2%
Crown Holdings, Inc.	2,898	288,003
Smurfit WestRock PLC	12,634	598,346

		886,349

Metals & Mining – 0.6%
Lundin Gold, Inc.	5,225	321,295
MAC Copper Ltd.(a)	8,478	102,923
MAG Silver Corp.(e)	12,569	308,192
Newmont Corp.	5,049	375,646
Pan American Silver Corp.	3,234	109,711
Reliance, Inc.	318	94,020
Sandstorm Gold Ltd.	63,293	706,350
Teck Resources Ltd. – Class B	9,346	319,575

		2,337,712

		5,404,533

Utilities – 0.8%
Electric Utilities – 0.7%
ALLETE, Inc.	14,983	961,159
American Electric Power Co., Inc.	3,448	382,797
Edison International	5,570	312,644
Eversource Energy	4,745	304,012
PG&E Corp.	20,891	319,215
TXNM Energy, Inc.	13,831	783,388

		3,063,215

Multi-Utilities – 0.1%
Ameren Corp.	1,233	123,029
National Grid PLC	12,414	174,368

		297,397

		3,360,612

ABFunds.com	AB All Market Total Return Portfolio 9

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Energy – 0.6%
Energy Equipment & Services – 0.1%
Artsonig Equity(a)(b)(d)		51,133	$	– 0	–
CHC Group LLC(a)(b)(d)		1,138		– 0	–
Schlumberger NV		8,224		302,972

				302,972

Oil, Gas & Consumable Fuels – 0.5%
Equinor ASA		6,755		166,705
Exxon Mobil Corp.		423		48,345
Idemitsu Kosan Co., Ltd.		25,300		167,847
Inpex Corp.		19,100		324,550
Shell PLC		24,236		892,354
TotalEnergies SE		2,808		176,289
Valero Energy Corp.		2,416		367,256

				2,143,346

				2,446,318

Real Estate – 0.2%
Diversified REITs – 0.0%
Covivio SA/France		1,446		94,788

Real Estate Management & Development – 0.2%
CBRE Group, Inc. – Class A(a)		2,570		416,648
Vonovia SE		9,493		307,415

				724,063

Specialized REITs – 0.0%
American Tower Corp.		991		202,016

				1,020,867

Total Common Stocks (cost $113,501,140)				140,797,648

INVESTMENT COMPANIES – 23.1%
Funds and Investment Trusts – 23.1%(g)
iShares Core International Aggregate Bond ETF		585,171		29,872,980
iShares Core MSCI EAFE ETF		338,633		28,956,508
iShares Core MSCI Emerging Markets ETF		370,812		23,023,717
iShares Core S&P 500 ETF		24,620		15,961,638

Total Investment Companies (cost $88,670,045)				97,814,843

		Principal Amount (000)

GOVERNMENTS – TREASURIES – 13.9%
Australia – 0.2%
Australia Government Bond Series 169 4.75%, 06/21/2054(f)	AUD	1,366		856,977

10 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Austria – 0.2%
Republic of Austria Government Bond 0.00%, 02/20/2031(f)	EUR	1,039	$1,058,735

Belgium – 0.1%
Kingdom of Belgium Government Bond Series 104 3.45%, 06/22/2042(f)		527	583,068

Canada – 0.7%
Canadian Government Bond 2.75%, 03/01/2030	CAD	3,123	2,261,052
2.75%, 12/01/2055		1,099	646,694

			2,907,746

Finland – 0.1%
Finland Government Bond Series 10Y 1.50%, 09/15/2032(f)	EUR	378	406,243

France – 0.2%
French Republic Government Bond OAT Series OAT 3.50%, 11/25/2033(f)		535	634,826

Germany – 1.2%
Bundesobligation Series 191 2.40%, 04/18/2030(f)		2,222	2,620,894
Bundesrepublik Deutschland Bundesanleihe 2.50%, 08/15/2054(f)		59	58,406
2.60%, 05/15/2041(f)		1,166	1,281,766
3.25%, 07/04/2042(f)		925	1,101,872
Series TWIN 0.00%, 08/15/2050(f)		101	52,665

			5,115,603

Hungary – 0.2%
Hungary Government Bond Series 35/A 7.00%, 10/24/2035	HUF	264,300	772,155

Italy – 0.6%
Italy Buoni Poliennali Del Tesoro Series 10Y 4.20%, 03/01/2034(f)	EUR	1,178	1,464,676
Series 13Y 4.05%, 10/30/2037(f)		725	872,486

			2,337,162

ABFunds.com	AB All Market Total Return Portfolio 11

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Japan – 3.6%
Japan Government Two Year Bond Series 469 0.70%, 02/01/2027	JPY	714,200	$4,851,632
Japan Government Five Year Bond Series 161 0.30%, 06/20/2028		682,400	4,561,964
Japan Government Twenty Year Bond Series 183 1.40%, 12/20/2042		331,000	1,936,898
Japan Government Thirty Year Bond Series 82 1.80%, 03/20/2054		348,800	1,790,034
Series 86 2.40%, 03/20/2055		181,350	1,066,159
Japan Government Forty Year Bond Series 4 2.20%, 03/20/2051		161,700	945,123
Series 16 1.30%, 03/20/2063		58,600	228,391

			15,380,201

Malaysia – 0.2%
Malaysia Government Bond Series 0318 4.642%, 11/07/2033	MYR	2,573	663,752

Mexico – 0.5%
Mexican Bonos Series M 8.00%, 07/31/2053	MXN	5,116	231,500
8.50%, 02/28/2030		36,271	1,953,070

			2,184,570

Poland – 0.4%
Republic of Poland Government Bond Series 0730 4.50%, 07/25/2030	PLN	5,889	1,583,688

South Korea – 0.5%
Korea Treasury Bond Series 3412 3.00%, 12/10/2034	KRW	2,817,080	2,050,763

Spain – 0.8%
Spain Government Bond 3.20%, 10/31/2035(f)	EUR	2,665	3,085,732
3.50%, 01/31/2041(f)		400	451,418

			3,537,150

12 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

United Kingdom – 1.3%
United Kingdom Gilt 1.50%, 07/31/2053(f)	GBP	281	$161,861
3.50%, 01/22/2045(f)		92	95,253
4.00%, 10/22/2031(f)		612	814,766
4.25%, 12/07/2040(f)		991	1,204,568
4.375%, 01/31/2040(f)		520	646,219
4.50%, 03/07/2035(f)		1,280	1,701,130
4.75%, 10/22/2043(f)		868	1,083,639

			5,707,436

United States – 3.1%
U.S. Treasury Bonds 1.125%, 08/15/2040	U.S.$	8,442	5,191,953
2.00%, 08/15/2051		934	527,156
2.50%, 02/15/2045		135	94,031
4.75%, 05/15/2055		732	712,235
4.75%, 08/15/2055		1,437	1,399,335
U.S. Treasury Notes 1.25%, 05/31/2028		1,258	1,181,202
3.50%, 01/31/2030		2,427	2,410,025
3.75%, 04/30/2027		548	548,857
4.00%, 07/31/2030		1,246	1,262,062

			13,326,856

Total Governments – Treasuries (cost $58,450,555)			59,106,931

CORPORATES – INVESTMENT GRADE – 8.9%
Financial Institutions – 4.3%
Banking – 3.7%
ABN AMRO Bank NV Series E 5.125%, 02/22/2033(f)	EUR	200	243,898
5.50%, 09/21/2033(f)		200	248,112
American Express Co. 3.433%, 05/20/2032		182	214,468
Banco Bilbao Vizcaya Argentaria SA 6.138%, 09/14/2028	U.S.$	200	206,928
7.883%, 11/15/2034		200	230,086
Banco Santander SA 4.175%, 03/24/2028		200	199,630
5.796%, 01/23/2029(f)	AUD	320	217,677
Series E 5.75%, 08/23/2033(f)	EUR	200	249,027
Bank of America Corp. Series E 3.261%, 01/28/2031(f)		200	235,658
Bank of Ireland Group PLC Series E 4.625%, 11/13/2029(f)	EUR	451	555,774

ABFunds.com	AB All Market Total Return Portfolio 13

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Banque Federative du Credit Mutuel SA 1.25%, 06/03/2030(f)	EUR	200	$213,635
3.875%, 06/16/2032(f)		200	236,912
Barclays PLC 4.476%, 11/11/2029	U.S.$	200	200,370
5.088%, 06/20/2030		202	204,733
Series E 8.407%, 11/14/2032(f)	GBP	141	203,276
BNP Paribas SA 2.159%, 09/15/2029(f)	U.S.$	304	284,565
BPCE SA 2.277%, 01/20/2032(f)		329	288,872
3.116%, 10/19/2032(f)		250	220,948
CaixaBank SA 3.50%, 04/06/2028(f)	GBP	300	399,000
Citigroup, Inc. 4.296%, 07/23/2036	EUR	119	139,828
4.542%, 09/19/2030	U.S.$	205	205,923
5.592%, 11/19/2034		337	344,198
Credit Agricole SA 5.364%, 06/01/2028(f)	AUD	200	134,683
Danske Bank A/S 4.613%, 10/02/2030(f)	U.S.$	206	207,304
Series E 4.75%, 06/21/2030(f)	EUR	177	220,488
Deutsche Bank AG/New York NY 3.547%, 09/18/2031	U.S.$	200	189,740
3.729%, 01/14/2032		231	216,209
DNB Bank ASA Series E 3.00%, 11/29/2030(f)	EUR	356	417,197
HSBC Holdings PLC 5.13%, 03/03/2031	U.S.$	288	294,892
6.364%, 11/16/2032(f)	EUR	223	278,049
ING Groep NV Series E 4.875%, 10/02/2029(f)	GBP	100	136,033
Intesa Sanpaolo SpA 3.875%, 07/14/2027(f)	U.S.$	416	412,585
JPMorgan Chase & Co. Series E 4.457%, 11/13/2031(f)	EUR	470	584,598
KBC Group NV Series E 4.875%, 04/25/2033(f)		300	364,563
Lloyds Banking Group PLC
5.802%, 03/17/2029	AUD	100	67,585
Series E 4.75%, 09/21/2031(f)	EUR	341	427,488

14 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mitsubishi UFJ Financial Group, Inc. 2.494%, 10/13/2032	U.S.$	395	$351,206
Mizuho Financial Group, Inc. 3.153%, 07/16/2030		512	489,733
5.382%, 07/10/2030		200	207,034
Morgan Stanley 3.521%, 05/22/2031	EUR	355	421,432
5.192%, 04/17/2031	U.S.$	135	139,194
Nationwide Building Society 5.537%, 07/14/2036(f)		278	283,068
6.178%, 12/07/2027(f)	GBP	258	355,227
NatWest Group PLC 3.032%, 11/28/2035	U.S.$	239	217,406
Series E 5.763%, 02/28/2034(f)	EUR	173	217,396
Santander UK Group Holdings PLC 6.534%, 01/10/2029	U.S.$	200	209,490
Series E 2.421%, 01/17/2029(f)	GBP	100	127,960
Standard Chartered PLC 3.265%, 02/18/2036(f)	U.S.$	233	212,310
4.874%, 05/10/2031(f)	EUR	275	343,487
Svenska Handelsbanken AB 5.00%, 03/02/2028(f)	AUD	200	133,907
Series E 4.625%, 08/23/2032(f)	GBP	161	216,622
Swedbank AB Series G 3.625%, 08/23/2032(f)	EUR	303	359,350
Toronto-Dominion Bank (The) 5.248%, 07/23/2029(f)	AUD	250	168,141
UBS Group AG 2.875%, 04/02/2032(f)	EUR	125	142,982
7.75%, 03/01/2029(f)		318	415,719
UniCredit SpA 1.982%, 06/03/2027(f)	U.S.$	200	196,320
5.861%, 06/19/2032(f)		275	278,366
Visa, Inc. 2.25%, 05/15/2028	EUR	163	189,897
Wells Fargo & Co. Series E 1.741%, 05/04/2030(f)		336	376,223

			15,547,402

Finance – 0.2%
Air Lease Corp. 5.40%, 06/01/2028	CAD	175	133,057
Aircastle Ltd. 5.95%, 02/15/2029(f)	U.S.$	35	36,489

ABFunds.com	AB All Market Total Return Portfolio 15

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Aircastle Ltd./Aircastle Ireland DAC 5.25%, 03/15/2030(f)	U.S.$	271	$276,301
Aviation Capital Group LLC 1.95%, 09/20/2026(f)		215	209,266
4.75%, 04/14/2027(f)		37	37,179
Temasek Financial I Ltd. Series E 2.75%, 08/28/2034(f)	CNH	2,000	290,386

			982,678

Financial Services – 0.1%
Equinix Europe 2 Financing Corp. LLC 4.00%, 05/19/2034	EUR	185	218,109

Insurance – 0.1%
Athene Global Funding 2.55%, 11/19/2030(f)	U.S.$	28	25,207
5.033%, 07/17/2030(f)		166	168,775
5.38%, 01/07/2030(f)		44	45,271
5.526%, 07/11/2031(f)		316	325,982

			565,235

REITs – 0.2%
American Tower Corp. 0.875%, 05/21/2029	EUR	122	132,865
EPR Properties 4.50%, 06/01/2027	U.S.$	234	233,385
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2030		217	209,713
Trust Fibra Uno 4.869%, 01/15/2030(f)		200	193,694
WEA Finance LLC 2.875%, 01/15/2027(f)		212	207,355

			977,012

			18,290,436

Industrial – 3.6%
Basic – 0.4%
Air Products & Chemicals, Inc. 3.25%, 06/16/2032	EUR	171	198,797
Alpek SAB de CV 4.25%, 09/18/2029(f)	U.S.$	220	206,690
Celulosa Arauco y Constitucion SA 6.18%, 05/05/2032(f)		200	206,670
Glencore Funding LLC 5.186%, 04/01/2030(f)		174	178,712
Nexa Resources SA 6.75%, 04/09/2034(e)(f)		200	210,750
Orbia Advance Corp. SAB de CV 2.875%, 05/11/2031(f)		400	336,376

16 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sociedad Quimica y Minera de Chile SA 5.50%, 09/10/2034(f)	U.S.$	200	$198,570

			1,536,565

Capital Goods – 0.1%
John Deere Financial Ltd. 5.05%, 06/28/2029	AUD	320	215,187
Parker-Hannifin Corp. 2.90%, 03/01/2030	EUR	364	425,678

			640,865

Communications – Media – 0.0%
Grupo Televisa SAB 8.50%, 03/11/2032	U.S.$	175	195,125

Communications – Telecommunications – 0.1%
Bell Telephone Co. of Canada or Bell Canada 5.85%, 11/10/2032	CAD	260	206,997
TELUS Corp. Series CAG 5.25%, 11/15/2032		277	213,158
Verizon Communications, Inc. 2.35%, 03/23/2028(f)	AUD	200	125,192
4.50%, 08/17/2027(f)		80	52,799

			598,146

Consumer Cyclical – Automotive – 0.2%
General Motors Financial of Canada Ltd. 5.10%, 07/14/2028	CAD	280	211,436
Hyundai Capital America 1.80%, 01/10/2028(f)	U.S.$	374	352,514
Toyota Finance Australia Ltd. 4.65%, 09/17/2029	AUD	230	152,474

			716,424

Consumer Cyclical – Entertainment – 0.1%
CPUK Finance Ltd. 5.876%, 08/28/2027(f)	GBP	200	274,250

Consumer Cyclical – Other – 0.1%
GENM Capital Labuan Ltd. 3.882%, 04/19/2031(f)	U.S.$	225	206,719
MDC Holdings, Inc. 6.00%, 01/15/2043		197	180,217

			386,936

Consumer Non-Cyclical – 0.8%
Altria Group, Inc. 3.125%, 06/15/2031	EUR	227	260,615
5.25%, 08/06/2035	U.S.$	154	153,817

ABFunds.com	AB All Market Total Return Portfolio 17

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

American Medical Systems Europe BV 3.00%, 03/08/2031	EUR	303	$352,924
BAT International Finance PLC Series E 4.125%, 04/12/2032(f)		154	185,860
CommonSpirit Health 5.318%, 12/01/2034	U.S.$	337	340,400
CVS Health Corp. 1.75%, 08/21/2030		164	143,290
General Mills, Inc. 3.60%, 04/17/2032	EUR	362	425,634
Imperial Brands Finance PLC 4.50%, 06/30/2028(f)	U.S.$	200	201,090
5.875%, 07/01/2034(f)		267	275,699
Loblaw Cos. Ltd. 6.54%, 02/17/2033(f)	CAD	165	136,044
Molson Coors Beverage Co. 3.80%, 06/15/2032	EUR	305	362,589
Pfizer Netherlands International Finance BV 2.875%, 05/19/2029		139	163,806
Philip Morris International, Inc. 0.80%, 08/01/2031		350	354,695
Saputo, Inc. 3.879%, 07/02/2030	CAD	118	86,484
Stryker Corp. 3.375%, 12/11/2028	EUR	121	144,567

			3,587,514

Energy – 1.1%
BP Capital Markets PLC 3.625%, 03/22/2029(f)(h)		214	248,864
4.751%, 08/28/2029(f)	AUD	250	166,378
Continental Resources, Inc./OK 2.875%, 04/01/2032(f)	U.S.$	176	151,138
5.75%, 01/15/2031(f)		198	203,136
Devon Energy Corp. 7.95%, 04/15/2032		139	160,727
Enbridge, Inc. 6.10%, 11/09/2032	CAD	171	138,027
Eni SpA 5.75%, 05/19/2035(f)	U.S.$	343	353,547
EQT Corp. 7.50%, 06/01/2030(f)		317	349,087
ONEOK Partners LP 6.65%, 10/01/2036		314	339,126
Ovintiv, Inc. 7.20%, 11/01/2031		52	57,030
7.375%, 11/01/2031		321	355,437

18 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Raizen Fuels Finance SA 6.45%, 03/05/2034(f)	U.S.$	200	$194,400
6.70%, 02/25/2037(f)		200	191,276
Targa Resources Corp. 4.90%, 09/15/2030		68	69,032
5.65%, 02/15/2036		67	67,759
TotalEnergies SE Series NC7 1.625%, 10/25/2027(f)(h)	EUR	334	375,797
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028(f)	U.S.$	300	304,650
Var Energi ASA 5.875%, 05/22/2030(f)		200	207,342
7.50%, 01/15/2028(f)		245	259,982
Wintershall Dea Finance BV 1.823%, 09/25/2031(f)	EUR	300	310,777

			4,503,512

Services – 0.1%
Alibaba Group Holding Ltd. 2.80%, 11/28/2029(f)	CNH	2,500	355,638

Technology – 0.4%
Alphabet, Inc. 2.50%, 05/06/2029	EUR	182	212,745
Broadridge Financial Solutions, Inc. 2.60%, 05/01/2031	U.S.$	397	357,646
Fiserv, Inc. 4.50%, 05/24/2031	EUR	110	136,014
5.625%, 08/21/2033	U.S.$	261	270,931
Foundry JV Holdco LLC 6.15%, 01/25/2032(f)		268	284,999
Oracle Corp. 5.25%, 02/03/2032		337	346,500

			1,608,835

Transportation – Airlines – 0.1%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(f)		41	41,020
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(f)		270	271,587

			312,607

Transportation – Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(f)		199	189,328

Transportation – Services – 0.1%
FedEx Corp. 3.50%, 07/30/2032	EUR	136	158,292

ABFunds.com	AB All Market Total Return Portfolio 19

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Heathrow Funding Ltd. 6.45%, 12/10/2033(f)	GBP	192	$275,114

			433,406

			15,339,151

Utility – 1.0%
Electric – 0.6%
CenterPoint Energy Houston Electric LLC Series AQ 4.95%, 08/15/2035	U.S.$	168	166,693
E.ON International Finance BV Series E 6.25%, 06/03/2030(f)	GBP	101	144,633
EDP Servicios Financieros Espana SA Series E 3.50%, 07/21/2031(f)	EUR	299	355,096
Electricite de France SA Series MPLE 5.993%, 05/23/2030(f)	CAD	262	206,335
Kallpa Generacion SA 5.875%, 01/30/2032(f)	U.S.$	202	209,763
LG Energy Solution Ltd. 5.375%, 04/02/2030(f)		344	352,232
Naturgy Finance Iberia SA Series E 3.25%, 10/02/2030(f)	EUR	200	235,463
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(f)	U.S.$	209	209,911
5.29%, 01/17/2034(f)		205	207,107
SSE PLC Series E 8.375%, 11/20/2028(f)	GBP	98	146,797

			2,234,030

Natural Gas – 0.1%
Cadent Finance PLC Series E 3.75%, 04/16/2033(f)	EUR	203	238,962
Grupo Energia Bogota SA ESP 7.85%, 11/09/2033(f)	U.S.$	200	230,400

			469,362

Other Utility – 0.3%
Anglian Water Services Financing PLC Series G 5.875%, 06/20/2031(f)	GBP	150	206,367
Suez SACA Series E 2.375%, 05/24/2030(f)	EUR	300	341,227
4.625%, 11/03/2028(f)		100	123,179

20 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

United Utilities Water Finance PLC Series E 3.50%, 02/27/2033(f)	EUR	365	$424,097
Veolia Environnement SA Series E 1.625%, 09/21/2032(f)		200	208,607

			1,303,477

			4,006,869

Total Corporates – Investment Grade (cost $36,077,103)			37,636,456

MORTGAGE PASS-THROUGHS – 5.7%
Agency Fixed Rate 30-Year – 5.7%
Government National Mortgage Association Series 2025 2.50%, 09/01/2055, TBA	U.S.$	1,675	1,426,763
3.00%, 09/01/2055, TBA		1,919	1,699,976
4.00%, 09/01/2055, TBA		1,869	1,742,933
4.50%, 09/01/2055, TBA		1,521	1,464,794
5.00%, 09/01/2055, TBA		6,343	6,275,328
5.50%, 09/01/2055, TBA		6,514	6,561,839
Uniform Mortgage-Backed Security Series 2025 2.00%, 09/01/2055, TBA		1,398	1,109,990
2.50%, 09/01/2055, TBA		1,643	1,364,011
6.00%, 09/01/2055, TBA		2,038	2,082,098
6.50%, 09/01/2055, TBA		364	377,181

Total Mortgage Pass-Throughs (cost $24,032,111)			24,104,913

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.3%
Risk Share Floating Rate – 0.9%
Connecticut Avenue Securities Series 2025-R01, Class 1M1 5.45% (CME Term SOFR + 1.10%), 01/25/2045(f)(i)		106	106,040
Connecticut Avenue Securities Trust Series 2022-R06, Class 1M1 7.098% (CME Term SOFR + 2.75%), 05/25/2042(f)(i)		179	182,333
Series 2022-R08, Class 1M1 6.898% (CME Term SOFR + 2.55%), 07/25/2042(f)(i)		234	239,201
Series 2022-R08, Class 1M2 7.948% (CME Term SOFR + 3.60%), 07/25/2042(f)(i)		400	418,102

ABFunds.com	AB All Market Total Return Portfolio 21

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2023-R01, Class 1M1 6.75% (CME Term SOFR + 2.40%), 12/25/2042(f)(i)	U.S.$	314	$321,506
Series 2024-R02, Class 1M2 6.148% (CME Term SOFR + 1.80%), 02/25/2044(f)(i)		262	264,574
Series 2025-R02, Class 1A1 5.35% (CME Term SOFR + 1.00%), 02/25/2045(f)(i)		104	104,194
Series 2025-R03, Class 2A1 5.798% (CME Term SOFR + 1.45%), 03/25/2045(f)(i)		235	236,701
Series 2025-R04, Class 1A1 5.348% (CME Term SOFR + 1.00%), 05/25/2045(f)(i)		75	75,124
Series 2025-R04, Class 1M1 5.548% (CME Term SOFR + 1.20%), 05/25/2045(f)(i)		126	126,614
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA6, Class M2 5.848% (CME Term SOFR + 1.50%), 10/25/2041(f)(i)		191	191,460
Series 2021-DNA7, Class M2 6.148% (CME Term SOFR + 1.80%), 11/25/2041(f)(i)		400	403,345
Series 2022-DNA2, Class M1A 5.648% (CME Term SOFR + 1.30%), 02/25/2042(f)(i)		184	184,405
Series 2022-DNA6, Class M1A 6.498% (CME Term SOFR + 2.15%), 09/25/2042(f)(i)		110	110,504
Series 2023-DNA2, Class M1B 7.60% (CME Term SOFR + 3.25%), 04/25/2043(f)(i)		250	261,935
Series 2024-DNA3, Class M1 5.348% (CME Term SOFR + 1.00%), 10/25/2044(f)(i)		22	22,370
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2023-HQA2 Series 2023-HQA2, Class M1B 7.698% (CME Term SOFR + 3.35%), 06/25/2043(f)(i)		326	340,437
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA1 Series 2025-DNA1, Class A1 5.298% (CME Term SOFR + 0.95%), 01/25/2045(f)(i)		75	74,661

22 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA2 Series 2025-DNA2, Class A1 5.448% (CME Term SOFR + 1.10%), 05/25/2045(f)(i)	U.S.$	58	$58,388

			3,721,894

Non-Agency Fixed Rate – 0.4%
Angel Oak Mortgage Trust Series 2025-4, Class A1 5.855%, 04/25/2070(f)		104	105,454
Series 2025-6, Class A1 5.515%, 04/25/2070(f)		152	153,651
BRAVO Residential Funding Trust Series 2025-NQM5, Class A1 5.496%, 02/25/2065(f)		148	149,577
Series 2025-NQM7, Class A1 5.459%, 07/25/2065(f)		149	150,147
COLT Mortgage Loan Trust Series 2025-5, Class A1 5.536%, 05/25/2070(f)		105	105,781
Cross Mortgage Trust Series 2025-H4, Class A1 5.596%, 06/25/2070(f)		161	162,586
GCAT Trust Series 2025-NQM2, Class A1 5.604%, 04/25/2070(f)		131	131,960
OBX Trust Series 2025-NQM10, Class A1 5.453%, 05/25/2065(f)		273	275,557
Series 2025-NQM7, Class A1 5.56%, 05/25/2055(f)		352	355,303
Series 2025-NQM8, Class A1 5.472%, 03/25/2065(f)		115	115,972
Verus Securitization Trust Series 2025-5, Class A1 5.427%, 06/25/2070(f)		131	132,461

			1,838,449

Non-Agency Floating Rate – 0.0%
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3, Class A1 5.53%, 05/25/2070(f)		122	122,653

			122,653

Total Collateralized Mortgage Obligations (cost $5,675,960)			5,682,996

ABFunds.com	AB All Market Total Return Portfolio 23

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 1.2%
CLO – Floating Rate – 1.2%
AMMC CLO 25 Ltd. Series 2022-25A, Class A1R 5.668% (CME Term SOFR 3 Month + 1.35%), 04/15/2035(f)(i)	U.S.$	500	$500,721
Apidos CLO XXXII Series 2019-32A, Class A1R 5.425% (CME Term SOFR 3 Month + 1.10%), 01/20/2033(f)(i)		523	523,054
Chenango Park CLO Ltd. Series 2018-1A, Class BR 6.118% (CME Term SOFR 3 Month + 1.80%), 04/15/2030(f)(i)		250	250,299
CIFC Funding Ltd. Series 2018-3A, Class B 6.191% (CME Term SOFR 3 Month + 1.86%), 07/18/2031(f)(i)		500	500,000
Clover CLO LLC Series 2021-3A, Class BR 5.768% (CME Term SOFR 3 Month + 1.45%), 01/25/2035(f)(i)		256	255,785
Dryden 113 CLO Ltd. Series 2022-113A, Class BR2 5.968% (CME Term SOFR 3 Month + 1.65%), 10/15/2037(f)(i)		250	249,986
Juniper Valley Park CLO Ltd. Series 2023-1A, Class AR 5.575% (CME Term SOFR 3 Month + 1.25%), 07/20/2036(f)(i)		260	260,270
Magnetite XIX Ltd. Series 2017-19A, Class B1RR 5.772% (CME Term SOFR 3 Month + 1.45%), 04/17/2034(f)(i)		250	249,885
Magnetite XXVII Ltd. Series 2020-27A, Class BR 6.137% (CME Term SOFR 3 Month + 1.81%), 10/20/2034(f)(i)		350	350,560
OCP CLO Ltd. Series 2021-23A, Class BR 5.872% (CME Term SOFR 3 Month + 1.55%), 01/17/2037(f)(i)		250	249,875
Pikes Peak CLO 6 Series 2020-6A, Class ARR 5.125% (CME Term SOFR 3 Month + 0.94%), 05/18/2034(f)(i)		250	249,942

24 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Signal Peak CLO 11 Ltd. Series 2024-11A, Class A1 5.779% (CME Term SOFR 3 Month + 1.45%), 07/18/2037(f)(i)	U.S.$	500	$501,982
Voya CLO Ltd. Series 2013-2A, Class A1R 5.55% (CME Term SOFR 3 Month + 1.23%), 04/25/2031(f)(i)		116	115,875
Series 2018-1A, Class A1 5.537% (CME Term SOFR 3 Month + 1.21%), 04/19/2031(f)(i)		166	165,867
Series 2018-2A, Class A2 5.829% (CME Term SOFR 3 Month + 1.51%), 07/15/2031(f)(i)		500	500,032

Total Collateralized Loan Obligations (cost $4,922,067)			4,924,133

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.0%
Non-Agency Floating Rate CMBS – 0.8%
ALA Trust Series 2025-OANA, Class A 6.107% (CME Term SOFR 1 Month + 1.74%), 06/15/2040(f)(i)		222	222,705
BAMLL Trust Series 2025-ASHF, Class A 6.214% (CME Term SOFR 1 Month + 1.85%), 02/15/2042(f)(i)		437	437,879
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A 6.20% (CME Term SOFR 1 Month + 1.85%), 08/15/2042(f)(i)		202	202,631
BOCA Commercial Mortgage Trust Series 2024-BOCA, Class A 6.284% (CME Term SOFR 1 Month + 1.92%), 08/15/2041(f)(i)		408	410,056
BX Commercial Mortgage Trust Series 2019-IMC, Class A 5.409% (CME Term SOFR 1 Month + 1.05%), 04/15/2034(f)(i)		190	188,890
Series 2024-AIR2, Class A 5.856% (CME Term SOFR 1 Month + 1.49%), 10/15/2041(f)(i)		148	147,991
BX Trust Series 2025-GW, Class A 5.963% (CME Term SOFR 1 Month + 1.60%), 07/15/2042(f)(i)		127	127,334

ABFunds.com	AB All Market Total Return Portfolio 25

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Hawaii Hotel Trust Series 2025-MAUI, Class A 5.756% (CME Term SOFR 1 Month + 1.39%), 03/15/2042(f)(i)	U.S.$	207	$207,065
HLTN Commercial Mortgage Trust Series 2024-DPLO, Class A 6.005% (CME Term SOFR 1 Month + 1.64%), 06/15/2041(f)(i)		304	304,046
KIND Trust Series 2021-KIND, Class A 5.43% (CME Term SOFR 1 Month + 1.06%), 08/15/2038(f)(i)		99	98,308
ORL Trust Series 2024-GLKS, Class A 5.856% (CME Term SOFR 1 Month + 1.49%), 12/15/2039(f)(i)		261	260,650
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A 5.806% (CME Term SOFR 1 Month + 1.44%), 02/15/2042(f)(i)		387	384,030
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class A12 6.054% (CME Term SOFR 1 Month + 1.69%), 08/15/2041(f)(i)		242	241,659

			3,233,244

Non-Agency Fixed Rate CMBS – 0.2%
BX Commercial Mortgage Trust Series 2024-BIO2, Class A 5.594%, 08/13/2041(f)		281	286,103
Fashion Show Mall LLC Series 2024-SHOW, Class A 5.274%, 10/10/2041(f)		300	304,459
GFH Mortgage Trust Series 2025-IND, Class A 5.148%, 06/15/2033(f)		170	172,141
WB Commercial Mortgage Trust Series 2024-HQ, Class A 6.134%, 03/15/2040(f)		192	192,344

			955,047

Total Commercial Mortgage-Backed Securities (cost $4,168,266)			4,188,291

ASSET-BACKED SECURITIES – 0.8%
Other ABS – Fixed Rate – 0.6%
Accelerated LLC Series 2024-1A, Class A 4.68%, 08/22/2044(f)		324	325,021

26 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Affirm Asset Securitization Trust Series 2024-B, Class A 4.62%, 09/15/2029(f)	U.S.$	109	$109,127
BHG Securitization Trust Series 2025-1CON, Class A 4.82%, 04/17/2036(f)		157	158,404
CCG Receivables Trust Series 2024-1, Class A2 4.99%, 03/15/2032(f)		283	285,318
Clarus Capital Funding LLC Series 2024-1A, Class A2 4.71%, 08/20/2032(f)		130	130,602
Series 2024-1A, Class B 4.79%, 08/20/2032(f)		140	140,299
Crossroads Asset Trust Series 2024-A, Class A2 5.90%, 08/20/2030(f)		172	174,207
DLLMT LLC Series 2024-1A, Class A2 5.08%, 02/22/2027(f)		272	272,275
Lendmark Funding Trust Series 2024-2A, Class B 4.86%, 02/21/2034(f)		106	106,644
M&T Equipment Notes Series 2024-1A, Class A2 4.99%, 08/18/2031(f)		140	140,195
MVW LLC Series 2025-1A, Class A 4.97%, 09/22/2042(f)		107	108,148
NMEF Funding LLC Series 2024-A, Class A2 5.15%, 12/15/2031(f)		215	216,161
PEAC Solutions Receivables LLC Series 2025-1A, Class A2 4.94%, 10/20/2028(f)		44	44,275
Series 2025-1A, Class B 5.20%, 07/20/2032(f)		72	73,255
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A 5.14%, 06/20/2041(f)		90	90,855

			2,374,786

Autos – Fixed Rate – 0.2%
Ally Bank Auto Credit-Linked Notes Series 2024-A, Class A2 5.681%, 05/17/2032(f)		150	152,156
Hertz Vehicle Financing III LLC Series 2025-1A, Class A 4.91%, 09/25/2029(f)		205	207,379

ABFunds.com	AB All Market Total Return Portfolio 27

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

PenFed Auto Receivables Owner Trust Series 2024-A, Class A3 4.70%, 06/15/2029(f)	U.S.$	163	$163,808
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class B 4.74%, 04/20/2029(f)		140	141,293
Tesla Auto Lease Trust Series 2024-B, Class B 5.11%, 08/21/2028(f)		203	203,992
Wheels Fleet Lease Funding 1 LLC Series 2024-2A, Class A1 4.87%, 06/21/2039(f)		222	224,004

			1,092,632

Other ABS – Floating Rate – 0.0%
Capital Street Master Trust Series 2024-1, Class A 5.693% (CME Term SOFR + 1.35%), 10/16/2028(f)(i)		100	99,476

Total Asset-Backed Securities (cost $3,542,201)			3,566,894

COVERED BONDS – 0.8%
France – 0.5%
BPCE SFH SA Series E 0.01%, 01/29/2029(f)	EUR	700	755,020
Caisse de Refinancement de l’Habitat SA Series E 2.75%, 09/06/2030(f)		200	234,944
Cie de Financement Foncier SA 2.625%, 03/05/2030(f)		300	351,089
Credit Agricole Home Loan SFH SA Series E 0.875%, 08/31/2027(f)		700	797,376

			2,138,429

Australia – 0.3%
National Australia Bank Ltd. Series E 0.875%, 02/19/2027(f)		522	598,609
Westpac Banking Corp. Series E 3.106%, 11/23/2027(f)		510	607,090

			1,205,699

Total Covered Bonds (cost $3,077,298)			3,344,128

28 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

INFLATION-LINKED SECURITIES – 0.6%
United States – 0.6%
U.S. Treasury Inflation Index 1.625%, 04/15/2030 (TIPS) (cost $2,353,974)	U.S.$	2,351	$2,399,870

GOVERNMENTS – SOVEREIGN AGENCIES – 0.5%
Canada – 0.2%
Canada Housing Trust No. 1 3.55%, 09/15/2032(f)	CAD	930	685,679
4.25%, 03/15/2034(f)		370	283,265

			968,944

France – 0.2%
SNCF Reseau Series E 3.125%, 10/25/2028(f)	EUR	700	830,862

Kazakhstan – 0.1%
Baiterek National Managing Holding JSC 5.45%, 05/08/2028(f)	U.S.$	275	278,319

Netherlands – 0.0%
BNG Bank NV 3.50%, 07/19/2027	AUD	294	191,654

Total Governments – Sovereign Agencies (cost $2,170,228)			2,269,779

GOVERNMENTS – SOVEREIGN BONDS – 0.5%
Chile – 0.2%
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(f)	U.S.$	288	300,709
Chile Government International Bond 3.75%, 01/14/2032	EUR	181	216,915
4.125%, 07/05/2034		200	240,999

			758,623

Hungary – 0.1%
Hungary Government International Bond Series 10Y 5.375%, 09/12/2033(f)		224	282,891

Romania – 0.1%
Romanian Government International Bond 5.75%, 09/16/2030(f)	U.S.$	328	330,876

ABFunds.com	AB All Market Total Return Portfolio 29

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Saudi Arabia – 0.1%
Saudi Government International Bond 3.375%, 03/05/2032(f)	EUR	222	$261,652
5.125%, 01/13/2028(f)	U.S.$	307	313,140

			574,792

Total Governments – Sovereign Bonds (cost $1,816,037)			1,947,182

SUPRANATIONALS – 0.4%
European Union Series UFA 3.375%, 10/05/2054(f)	EUR	830	853,313
4.00%, 04/04/2044(f)		866	1,035,838

Total Supranationals (cost $1,877,110)			1,889,151

LOCAL GOVERNMENTS – REGIONAL BONDS – 0.2%
Japan – 0.2%
Japan Finance Organization for Municipalities Series G 2.375%, 09/08/2027(f)		100	117,178
0.05%, 02/12/2027(f)		668	757,509

Total Local Governments – Regional Bonds (cost $797,229)			874,687

LOCAL GOVERNMENTS – US MUNICIPAL BONDS – 0.2%
United States – 0.2%
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025	U.S.$	270	271,469
State of California (State of California) Series 2010		465	566,512

Total Local Governments – US Municipal Bonds (cost $822,253)			837,981

QUASI-SOVEREIGNS – 0.1%
Quasi-Sovereign Bonds – 0.1%
Chile – 0.0%
Corp. Nacional del Cobre de Chile 5.625%, 09/21/2035(f)		200	200,450

30 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Hungary – 0.1%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(f)	U.S.$	255	$262,730

Total Quasi-Sovereigns (cost $453,698)			463,180

LOCAL GOVERNMENTS – PROVINCIAL BONDS – 0.1%
Canada – 0.1%
Hydro Quebec Interest Strip Zero Coupon, 02/15/2042	CAD	144	48,582
Zero Coupon, 08/15/2042		144	46,952
Zero Coupon, 02/15/2044		144	43,135
Zero Coupon, 08/15/2044		144	42,316
Province of Ontario Generic Coupon Strip Zero Coupon, 06/02/2039		144	56,804
Zero Coupon, 06/02/2042		144	47,826
Province of Quebec Canada 4.40%, 12/01/2055		245	169,850

Total Local Governments – Provincial Bonds (cost $478,032)			455,465

EMERGING MARKETS – SOVEREIGNS – 0.1%
Mexico – 0.1%
Eagle Funding Luxco SARL 5.50%, 08/17/2030(f) (cost $414,961)	U.S.$	416	422,057

CORPORATES – NON-INVESTMENT GRADE – 0.1%
Financial Institutions – 0.1%
Finance – 0.1%
Curo SPV LLC 13.00%, 08/02/2027(b)(d)		249	246,468

Industrial – 0.0%
Basic – 0.0%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(a)(b)(d)(j)(k)		146	– 0	–

Communications – Media – 0.0%
National CineMedia, Inc. 5.75%, 08/15/2026(a)(b)(c)(d)		33	– 0	–

ABFunds.com	AB All Market Total Return Portfolio 31

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Warnermedia Holdings, Inc. 4.279%, 03/15/2032(e)	$ U.S.$	74	$63,843
5.141%, 03/15/2052		33	20,605

			84,448

Consumer Cyclical – Automotive – 0.0%
Exide Technologies 11.00%, 10/31/2024(a)(b)(c)(d)(j)(k)		83	– 0	–

Services – 0.0%
Monitronics International, Inc. 9.125%, 04/01/2020(a)(b)(c)(d)(j)		120	– 0	–

			84,448

Total Corporates – Non-Investment Grade (cost $352,062)			330,916

		Shares
PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Consumer Cyclical – Automotive – 0.0%
Energy Technology 0.00%(a)(b) (cost $87,984)		117	131,625

RIGHTS – 0.0%
Consumer Staples – 0.0%
Consumer Staples Distribution & Retail – 0.0%
Walgreens Boots Alliance, Inc. (CVR)(a)(b)		35,236	18,675

Health Care – 0.0%
Biotechnology – 0.0%
Chinook Therapeutics, Inc. (CVR)(a)(b)(d)		30,997	310
Mirati Therapeutics, Inc. (CVR)(a)(b)(d)		25,914	18,140

			18,450

Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(a)(b)(d)		3,960	9,999

			28,449

Materials – 0.0%
Paper & Forest Products – 0.0%
Resolute Forest Products, Inc. (CVR)(a)(b)(d)		14,789	21,000

Total Rights (cost $61,854)			68,124

32 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS – TREASURIES – 0.0%
Russia – 0.0%
Russian Federal Bond – OFZ Series 6212 7.05%, 01/19/2028(b)(d)(l) (cost $360,726)	RUB	23,770	$	– 0	–

EMERGING MARKETS – CORPORATE BONDS – 0.0%
Industrial – 0.0%
Consumer Cyclical – Retailers – 0.0%
Edcon Tranche D 0.01%, 08/31/2025(a)(b)(d)(j)	ZAR	2		– 0	–
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(a)(b)(d)(j)(k)	U.S.$	40		– 0	–
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(a)(b)(d)(j)(k)		28		– 0	–

Total Emerging Markets – Corporate Bonds (cost $68,616)				– 0	–

		Shares
WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040(a)(b)(d)(e) (cost $0)		541		– 0	–

		Principal Amount (000)
SHORT-TERM INVESTMENTS – 10.1%
Treasury Bills – 5.2%
Japan – 5.2%
Japan Treasury Discount Bill Series 1310 Zero Coupon, 09/08/2025 (cost $22,477,403)	JPY	3,250,000		22,113,844

		Shares
Investment Companies – 3.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(g)(m)(n) (cost $16,685,054)		16,685,054		16,685,054

ABFunds.com	AB All Market Total Return Portfolio 33

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

U.S. Treasury Bills – 1.0%
United States – 1.0%
U.S. Treasury Bill Zero Coupon, 09/16/2025 (cost $4,197,553)	U.S.$	4,205	$4,198,017

Total Investments Before Security Lending Collateral for Securities Loaned – 102.8% (cost $397,591,520)			436,254,165

		Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(g)(m)(n) (cost $502,327)		502,327	502,327

Total Investments – 102.9% (cost $398,093,847)			436,756,492
Other assets less liabilities – (2.9)%			(12,458,195)

Net Assets – 100.0%			$424,298,297

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	56	September 2025	$4,166,999	$3,484
Canadian 10 Yr Bond Futures	68	December 2025	5,966,928	38,017
Euro-BOBL Futures	59	September 2025	8,107,570	(19,876)
Euro-BTP Futures	13	September 2025	1,828,846	(7,421)
Euro-Bund Futures	20	September 2025	3,031,210	(1,440)
Euro-Schatz Futures	44	September 2025	5,510,977	(18,583)
FTSE KLCI Futures	66	September 2025	1,209,089	(13,209)
FTSE Taiwan Index Futures	25	September 2025	2,006,000	(4,710)
FTSE/JSE Top 40 Futures	14	September 2025	747,103	(1,731)
Gold 100 OZ Futures	13	December 2025	4,570,930	164,973
Hang Seng Index Futures	6	September 2025	962,979	(21,829)
Japan 10 Yr Bond (OSE) Futures	6	September 2025	5,615,597	(45,653)
Long Gilt Futures	30	December 2025	3,670,404	(1,504)
Mini Japan 10 Yr Government Bond Futures	30	September 2025	2,808,411	(23,400)
MSCI Emerging Markets Index Futures	183	September 2025	11,573,835	277,322
S&P 500 E-Mini Futures	251	September 2025	81,233,012	5,185,645
S&P/TSX 60 Index Futures	20	September 2025	4,938,872	294,267

34 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
SET 50 Futures	171	September 2025	$843,730	$41,199
SPI 200 Futures	49	September 2025	7,164,802	212,321
U.S. Long Bond (CBT) Futures	107	December 2025	12,224,750	64,590
U.S. T-Note 2 Yr (CBT) Futures	67	December 2025	13,972,117	10,031
U.S. T-Note 5 Yr (CBT) Futures	397	December 2025	43,459,094	220,383
U.S. T-Note 10 Yr (CBT) Futures	6	December 2025	675,000	3,177
U.S. Ultra Bond (CBT) Futures	49	December 2025	5,711,562	(710)
Sold Contracts
Australian 3 Yr Bond Futures	8	September 2025	561,919	573
Canadian 10 Yr Bond Futures	50	December 2025	4,387,447	(28,195)
Euro Buxl 30 Yr Bond Futures	7	September 2025	933,253	37,007
Euro STOXX 50 Index Futures	69	September 2025	4,328,372	22,525
Euro-Bund Futures	16	September 2025	2,424,968	27,801
FTSE 100 Index Futures	54	September 2025	6,728,250	(21,956)
FTSE China A50 Futures	47	September 2025	704,295	(2,311)
IFSC Nifty 50 Futures	11	September 2025	540,166	12,537
Japan 10 Yr Bond (OSE) Futures	11	September 2025	10,295,260	86,542
Mini Japan 10 Yr Government Bond Futures	4	September 2025	374,455	2,553
MSCI Emerging Markets Index Futures	90	September 2025	5,692,050	(169,213)
MSCI Singapore ETS Index Futures	112	September 2025	3,876,050	10,285
OMXS 30 Index Futures	11	September 2025	306,046	(2,148)
SPI 200 Futures	3	September 2025	438,661	(4,894)
TOPIX Index Futures	8	September 2025	1,672,621	(10,165)
U.S. 10 Yr Ultra Futures	68	December 2025	7,779,625	(22,628)
U.S. Long Bond (CBT) Futures	6	December 2025	685,500	(345)
U.S. T-Note 10 Yr (CBT) Futures	21	December 2025	2,362,500	(5,622)
WIG 20 Index Futures	17	September 2025	262,113	5,954

				$6,293,643

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	NOK	21,451	USD	2,107	09/04/2025	$(26,595)
Bank of America NA	USD	2,135	SEK	20,200	09/04/2025	(581)
Bank of America NA	CHF	3,771	USD	4,770	09/10/2025	53,046
Bank of America NA	COP	1,120,820	USD	278	09/17/2025	(627)
Bank of America NA	USD	1,689	HUF	584,829	09/17/2025	36,102
Bank of America NA	GBP	1,051	USD	1,412	09/19/2025	(8,429)
Bank of America NA	USD	2,313	GBP	1,716	09/19/2025	5,878
Bank of America NA	CAD	9,050	USD	6,558	11/14/2025	(53,924)
Bank of America NA	USD	2,816	TWD	83,398	11/21/2025	(64,908)
Barclays Capital, Inc.	BRL	13,123	USD	2,418	09/03/2025	(2,029)
Barclays Capital, Inc.	USD	2,329	BRL	13,123	09/03/2025	91,595
Barclays Capital, Inc.	SEK	39,957	USD	4,223	09/04/2025	470
Barclays Capital, Inc.	USD	825	SEK	7,853	09/04/2025	5,273
Barclays Capital, Inc.	EUR	556	USD	651	09/10/2025	373
Barclays Capital, Inc.	USD	1,226	EUR	1,053	09/10/2025	6,919

ABFunds.com	AB All Market Total Return Portfolio 35

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	COP	1,912,843	USD	468	09/17/2025	$(7,229)
Barclays Capital, Inc.	MYR	4,519	USD	1,073	09/17/2025	2,466
Barclays Capital, Inc.	MYR	7,384	USD	1,741	09/17/2025	(8,079)
Barclays Capital, Inc.	USD	222	PEN	789	09/17/2025	1,516
Barclays Capital, Inc.	GBP	1,607	USD	2,159	09/19/2025	(12,934)
Barclays Capital, Inc.	USD	753	KRW	1,037,945	10/14/2025	(3,943)
Barclays Capital, Inc.	USD	3,179	IDR	51,897,474	10/24/2025	(24,895)
Barclays Capital, Inc.	USD	691	TWD	20,559	11/21/2025	(12,851)
Citibank NA	JPY	3,250,000	USD	22,741	09/10/2025	608,018
Citibank NA	USD	3,703	EUR	3,169	09/10/2025	6,089
Citibank NA	GBP	843	USD	1,140	09/19/2025	666
Citibank NA	GBP	825	USD	1,110	09/19/2025	(5,012)
Citibank NA	EUR	10,264	USD	12,063	10/08/2025	28,464
Citibank NA	KRW	3,186,022	USD	2,329	10/14/2025	30,336
Citibank NA	USD	815	KRW	1,117,740	10/14/2025	(8,977)
Citibank NA	CNH	19,944	USD	2,779	10/16/2025	(30,697)
Citibank NA	USD	3,032	CAD	4,183	11/14/2025	24,659
Citibank NA	INR	50,224	USD	572	11/21/2025	5,082
Citibank NA	USD	1,102	INR	96,984	11/21/2025	(7,437)
Deutsche Bank AG	BRL	6,567	USD	1,210	09/03/2025	(1,016)
Deutsche Bank AG	USD	1,196	BRL	6,567	09/03/2025	15,253
Deutsche Bank AG	SEK	20,200	USD	2,123	09/04/2025	(10,960)
Deutsche Bank AG	USD	822	HUF	278,720	09/17/2025	259
Deutsche Bank AG	USD	1,257	PEN	4,481	09/17/2025	11,086
Deutsche Bank AG	GBP	11,991	USD	16,130	09/19/2025	(79,060)
Deutsche Bank AG	USD	195	KRW	270,306	10/14/2025	110
Deutsche Bank AG	USD	211	KRW	291,670	10/14/2025	(275)
Deutsche Bank AG	USD	505	MXN	9,511	10/22/2025	1,717
Deutsche Bank AG	USD	217	IDR	3,528,426	10/24/2025	(2,144)
Deutsche Bank AG	PHP	26,503	USD	467	10/28/2025	3,726
Deutsche Bank AG	PHP	23,624	USD	411	10/28/2025	(1,747)
Deutsche Bank AG	USD	585	TWD	17,693	11/21/2025	(1,094)
Goldman Sachs Bank USA	NOK	17,172	USD	1,692	09/04/2025	(16,793)
Goldman Sachs Bank USA	USD	8,117	SEK	77,473	09/04/2025	68,862
Goldman Sachs Bank USA	CHF	5,154	USD	6,442	09/10/2025	(5,423)
Goldman Sachs Bank USA	EUR	2,630	USD	3,084	09/10/2025	5,724
Goldman Sachs Bank USA	CLP	490,423	USD	507	09/17/2025	54
Goldman Sachs Bank USA	CLP	752,048	USD	774	09/17/2025	(4,261)
Goldman Sachs Bank USA	PLN	2,633	USD	723	09/17/2025	142
Goldman Sachs Bank USA	USD	339	COP	1,368,274	09/17/2025	1,379
Goldman Sachs Bank USA	USD	1,254	HUF	428,248	09/17/2025	8,874
Goldman Sachs Bank USA	USD	3,062	GBP	2,275	09/19/2025	13,801
Goldman Sachs Bank USA	PHP	11,849	USD	207	10/28/2025	(217)
Goldman Sachs Bank USA	USD	1,317	AUD	2,047	11/07/2025	23,747
HSBC Bank USA	COP	1,579,979	USD	385	09/17/2025	(7,691)
HSBC Bank USA	PLN	3,203	USD	874	09/17/2025	(5,341)
HSBC Bank USA	USD	636	CZK	13,483	09/17/2025	9,114
HSBC Bank USA	USD	363	KRW	500,385	10/14/2025	(1,898)
HSBC Bank USA	IDR	14,496,125	USD	887	10/24/2025	6,333
HSBC Bank USA	USD	2,757	JPY	403,262	10/30/2025	4,687
HSBC Bank USA	USD	2,620	NZD	4,419	11/07/2025	(7,199)
JPMorgan Chase Bank	NOK	36,133	USD	3,548	09/04/2025	(46,966)

36 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank	SEK	11,510	USD	1,195	09/04/2025	$(21,560)
JPMorgan Chase Bank	USD	1,331	NOK	13,503	09/04/2025	12,409
JPMorgan Chase Bank	USD	2,153	CHF	1,733	09/10/2025	14,500
JPMorgan Chase Bank	COP	729,312	USD	179	09/17/2025	(2,024)
JPMorgan Chase Bank	PLN	14,351	USD	3,896	09/17/2025	(41,896)
JPMorgan Chase Bank	GBP	2,740	USD	3,717	09/19/2025	13,131
Morgan Stanley Capital Services, Inc.	BRL	19,690	USD	3,612	09/03/2025	(20,083)
Morgan Stanley Capital Services, Inc.	USD	3,629	BRL	19,690	09/03/2025	3,045
Morgan Stanley Capital Services, Inc.	NOK	15,679	USD	1,536	09/04/2025	(23,344)
Morgan Stanley Capital Services, Inc.	USD	2,128	SEK	20,354	09/04/2025	23,031
Morgan Stanley Capital Services, Inc.	EUR	24,231	USD	28,502	09/10/2025	142,154
Morgan Stanley Capital Services, Inc.	USD	10,010	EUR	8,491	09/10/2025	(72,352)
Morgan Stanley Capital Services, Inc.	CLP	2,186,769	USD	2,321	09/17/2025	59,579
Morgan Stanley Capital Services, Inc.	COP	2,520,310	USD	623	09/17/2025	(3,680)
Morgan Stanley Capital Services, Inc.	CZK	50,492	USD	2,375	09/17/2025	(41,515)
Morgan Stanley Capital Services, Inc.	PEN	3,561	USD	1,000	09/17/2025	(7,831)
Morgan Stanley Capital Services, Inc.	USD	599	PEN	2,135	09/17/2025	5,222
Morgan Stanley Capital Services, Inc.	GBP	1,291	USD	1,708	09/19/2025	(37,552)
Morgan Stanley Capital Services, Inc.	USD	3,585	BRL	19,690	10/02/2025	18,842
Morgan Stanley Capital Services, Inc.	USD	501	KRW	692,729	10/14/2025	(1,359)
Morgan Stanley Capital Services, Inc.	ZAR	9,600	USD	546	10/14/2025	2,963
Morgan Stanley Capital Services, Inc.	CNH	16,290	USD	2,279	10/16/2025	(15,496)
Morgan Stanley Capital Services, Inc.	USD	1,981	CNH	14,155	10/16/2025	13,465
Morgan Stanley Capital Services, Inc.	MXN	52,317	USD	2,766	10/22/2025	(22,279)
Morgan Stanley Capital Services, Inc.	JPY	2,794,865	USD	19,088	10/30/2025	(49,624)
Morgan Stanley Capital Services, Inc.	USD	2,071	JPY	303,224	10/30/2025	5,384
Morgan Stanley Capital Services, Inc.	AUD	2,283	USD	1,478	11/07/2025	(17,671)
NatWest Markets PLC	AUD	3,809	USD	2,466	11/07/2025	(29,608)
Standard Chartered Bank	USD	2,124	NOK	21,451	09/04/2025	9,973
State Street Bank & Trust Co.	NOK	3,598	USD	354	09/04/2025	(3,983)

ABFunds.com	AB All Market Total Return Portfolio 37

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	SEK	1,728	USD	183	09/04/2025	$627
State Street Bank & Trust Co.	SEK	3,256	USD	341	09/04/2025	(3,333)
State Street Bank & Trust Co.	USD	2,037	NOK	20,658	09/04/2025	18,072
State Street Bank & Trust Co.	USD	1,590	SEK	15,273	09/04/2025	23,611
State Street Bank & Trust Co.	USD	236	SEK	2,230	09/04/2025	(474)
State Street Bank & Trust Co.	CHF	292	USD	370	09/10/2025	4,585
State Street Bank & Trust Co.	CHF	73	USD	91	09/10/2025	(283)
State Street Bank & Trust Co.	EUR	1,247	USD	1,465	09/10/2025	5,544
State Street Bank & Trust Co.	EUR	1,031	USD	1,203	09/10/2025	(4,640)
State Street Bank & Trust Co.	USD	466	CHF	368	09/10/2025	(5,423)
State Street Bank & Trust Co.	USD	1,246	EUR	1,068	09/10/2025	4,458
State Street Bank & Trust Co.	USD	679	EUR	579	09/10/2025	(1,185)
State Street Bank & Trust Co.	THB	77,148	USD	2,401	09/12/2025	17,570
State Street Bank & Trust Co.	THB	39,740	USD	1,220	09/12/2025	(7,338)
State Street Bank & Trust Co.	HUF	112,240	USD	326	09/17/2025	(4,750)
State Street Bank & Trust Co.	PLN	515	USD	139	09/17/2025	(2,478)
State Street Bank & Trust Co.	USD	542	CZK	11,484	09/17/2025	7,162
State Street Bank & Trust Co.	USD	1,066	HUF	364,525	09/17/2025	8,559
State Street Bank & Trust Co.	USD	72	PLN	265	09/17/2025	399
State Street Bank & Trust Co.	SGD	903	USD	706	09/18/2025	1,171
State Street Bank & Trust Co.	SGD	115	USD	90	09/18/2025	(225)
State Street Bank & Trust Co.	GBP	391	USD	530	09/19/2025	1,577
State Street Bank & Trust Co.	GBP	1,948	USD	2,613	09/19/2025	(20,929)
State Street Bank & Trust Co.	USD	1,162	GBP	866	09/19/2025	8,817
State Street Bank & Trust Co.	USD	148	ZAR	2,676	10/14/2025	3,153
State Street Bank & Trust Co.	ZAR	6,695	USD	378	10/14/2025	(448)

38 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	220	CNH	1,565	10/16/2025	$60
State Street Bank & Trust Co.	ILS	1,025	USD	300	10/22/2025	(6,999)
State Street Bank & Trust Co.	MXN	4,776	USD	253	10/22/2025	(1,634)
State Street Bank & Trust Co.	USD	73	ILS	249	10/22/2025	1,710
State Street Bank & Trust Co.	USD	1,178	MXN	22,170	10/22/2025	3,233
State Street Bank & Trust Co.	USD	187	MXN	3,507	10/22/2025	(118)
State Street Bank & Trust Co.	JPY	120,895	USD	826	10/30/2025	(2,213)
State Street Bank & Trust Co.	USD	1,298	JPY	189,940	10/30/2025	2,922
State Street Bank & Trust Co.	AUD	523	USD	338	11/07/2025	(4,220)
State Street Bank & Trust Co.	NZD	26	USD	16	11/07/2025	19
State Street Bank & Trust Co.	USD	520	AUD	800	11/07/2025	4,646
State Street Bank & Trust Co.	USD	379	NZD	644	11/07/2025	2,040
State Street Bank & Trust Co.	CAD	459	USD	336	11/14/2025	26
State Street Bank & Trust Co.	CAD	47	USD	34	11/14/2025	(273)
UBS	NOK	14,699	USD	1,453	09/04/2025	(8,843)
UBS	USD	2,404	NOK	24,354	09/04/2025	18,950
UBS	USD	796	NOK	7,996	09/04/2025	(188)
UBS	PLN	2,277	USD	626	09/17/2025	917
UBS	USD	889	COP	3,641,130	09/17/2025	16,219
UBS	USD	1,047	GBP	781	09/19/2025	8,336
UBS	USD	1,213	KRW	1,668,776	10/14/2025	(9,492)
UBS	PHP	12,616	USD	218	10/28/2025	(2,210)

						$599,116

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2025		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts – 0.2%
CDX-NAHY Series 44, 5 Year Index, 6/20/2030*	5.00%	Quarterly	3.21%	USD	7,900	$647,120	$580,450	$66,670

*	Termination date

ABFunds.com	AB All Market Total Return Portfolio 39

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
SEK	1,570	03/17/2035	3 Month STIBOR	2.943%	Quarterly/ Annual	$5,563	$	– 0	–	$5,563
NZD	313	03/17/2035	3 Month BKBM	4.170%	Quarterly/ Semi-Annual	7,093		– 0	–	7,093
NZD	1,904	03/18/2035	3 Month BKBM	4.153%	Quarterly/ Semi-Annual	42,117		– 0	–	42,117
NZD	966	03/18/2035	3 Month BKBM	4.155%	Quarterly/ Semi-Annual	21,490		– 0	–	21,490
SEK	1,559	03/26/2035	3 Month STIBOR	2.989%	Quarterly/ Annual	6,180		48		6,132
NZD	1,289	03/26/2035	3 Month BKBM	4.154%	Quarterly/ Semi-Annual	28,366		– 0	–	28,366
NZD	416	04/22/2035	3 Month BKBM	4.050%	Quarterly/ Semi-Annual	6,760		– 0	–	6,760
NOK	2,474	06/10/2035	4.058%	6 Month NIBOR	Annual/ Semi-Annual	(1,362)		– 0	–	(1,362)
SEK	1,418	06/19/2035	3 Month STIBOR	2.627%	Quarterly/ Annual	(347)		– 0	–	(347)
SEK	1,220	07/01/2035	3 Month STIBOR	2.522%	Quarterly/ Annual	(1,532)		– 0	–	(1,532)
NZD	613	07/11/2035	3 Month BKBM	4.090%	Quarterly/ Semi-Annual	7,075		– 0	–	7,075
NZD	378	07/18/2035	3 Month BKBM	4.134%	Quarterly/ Semi-Annual	5,140		– 0	–	5,140
NZD	459	07/22/2035	3 Month BKBM	4.103%	Quarterly/ Semi-Annual	5,526		– 0	–	5,526
NZD	480	07/25/2035	3 Month BKBM	4.060%	Quarterly/ Semi-Annual	4,735		275		4,460
CHF	164	07/29/2035	1 Day SARON	0.558%	Annual	1,591		– 0	–	1,591
SEK	1,765	08/15/2035	3 Month STIBOR	2.628%	Quarterly/ Annual	(681)		– 0	–	(681)
SEK	3,990	08/21/2035	3 Month STIBOR	2.652%	Quarterly/ Annual	(700)		261		(961)
SEK	3,880	08/29/2035	3 Month STIBOR	2.693%	Quarterly/ Annual	727		– 0	–	727

						$137,741		$584		$137,157

40 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Citibank NA
Bloomberg Commodity Index	0.00%	Maturity	USD	4,184	09/15/2025	$(104,522)
Goldman Sachs International
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	3	07/15/2027	– 0	–
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	2	07/15/2027	(164)
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	3	07/15/2027	(196)
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	5	07/15/2027	(389)
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	11	07/15/2027	(391)
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	6	07/15/2027	(414)
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	7	07/15/2027	(650)
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	53	07/15/2027	653
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	30	07/15/2027	317
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	22	07/15/2027	133
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	20	07/15/2027	97
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	0	***	07/15/2027	(3)
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	3	07/15/2027	(41)
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	14	07/15/2027	(47)
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	22	07/15/2027	(99)
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	9	07/15/2027	(117)
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	21	07/15/2027	(341)
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	7	07/15/2027	16
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	10	07/15/2027	6
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	32	07/15/2027	4
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	0	***	07/15/2027	1
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	14	07/15/2027	– 0	–
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	19	07/15/2027	(1)

ABFunds.com	AB All Market Total Return Portfolio 41

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	32	07/15/2027	$(1)
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	33	07/15/2027	(65)
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	81	07/15/2027	(131)
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	32	07/15/2027	(278)
Morgan Stanley Capital Services LLC
Alphawave IP Group PLC	FedFund Effective plus 0.35%	Maturity	USD	219	10/20/2025	7,680
Alphawave IP Group PLC	FedFund Effective plus 0.35%	Maturity	USD	96	10/20/2025	3,950
Alphawave IP Group PLC	FedFund Effective plus 0.35%	Maturity	USD	80	10/20/2025	904
Alphawave IP Group PLC	FedFund Effective plus 0.35%	Maturity	USD	17	10/20/2025	754
Alphawave IP Group PLC	FedFund Effective plus 0.35%	Maturity	USD	14	10/20/2025	588
Alphawave IP Group PLC	FedFund Effective plus 0.35%	Maturity	USD	23	10/20/2025	570
Alphawave IP Group PLC	FedFund Effective plus 0.35%	Maturity	USD	14	10/20/2025	566
Alphawave IP Group PLC	FedFund Effective plus 0.35%	Maturity	USD	54	10/20/2025	430
Alphawave IP Group PLC	FedFund Effective plus 0.35%	Maturity	USD	80	10/20/2025	322
Alphawave IP Group PLC	FedFund Effective plus 0.35%	Maturity	USD	2	10/20/2025	94
Alphawave IP Group PLC	FedFund Effective plus 0.35%	Maturity	USD	1	10/20/2025	25
Alphawave IP Group PLC	FedFund Effective plus 0.35%	Maturity	USD	54	10/20/2025	(103)
Alphawave IP Group PLC	FedFund Effective plus 0.35%	Maturity	USD	53	10/20/2025	(397)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	13	10/20/2025	239
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	20	10/20/2025	212

42 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation (Depreciation)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	10	10/20/2025	$189
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	12	10/20/2025	181
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	12	10/20/2025	121
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	23	10/20/2025	69
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	4	10/20/2025	21
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	7	10/20/2025	19
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	7	10/20/2025	18
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	7	10/20/2025	17
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	7	10/20/2025	15
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	7	10/20/2025	15
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	12	10/20/2025	11
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	7	10/20/2025	10
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	6	10/20/2025	7
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	1	10/20/2025	6
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	7	10/20/2025	3
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	0	***	10/20/2025	2
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	0	***	10/20/2025	1
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	7	10/20/2025	1
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	3	10/20/2025	– 0	–
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	5	10/20/2025	(2)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	0	***	10/20/2025	(3)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	1	10/20/2025	(3)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	4	10/20/2025	(6)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	7	10/20/2025	(9)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	4	10/20/2025	(12)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	11	10/20/2025	(24)

ABFunds.com	AB All Market Total Return Portfolio 43

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	6	10/20/2025	$(30)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	12	10/20/2025	(32)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	7	10/20/2025	(32)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	7	10/20/2025	(34)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	7	10/20/2025	(35)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	11	10/20/2025	(38)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	11	10/20/2025	(51)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	11	10/20/2025	(53)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	5	10/20/2025	(61)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	7	10/20/2025	(67)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	12	10/20/2025	(77)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	11	10/20/2025	(84)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	11	10/20/2025	(87)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	11	10/20/2025	(89)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	12	10/20/2025	(103)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	12	10/20/2025	(105)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	11	10/20/2025	(107)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	11	10/20/2025	(109)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	11	10/20/2025	(116)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	12	10/20/2025	(120)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	11	10/20/2025	(128)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	12	10/20/2025	(136)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	15	10/20/2025	(141)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	15	10/20/2025	(151)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	46	10/20/2025	(474)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	240	10/20/2025	(508)

44 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
MAG Silver Corp.	FedFund Effective plus 0.35%	Maturity	USD	160	10/20/2025	$40,403
MAG Silver Corp.	FedFund Effective plus 0.35%	Maturity	USD	47	10/20/2025	12,317
MAG Silver Corp.	FedFund Effective plus 0.35%	Maturity	USD	8	10/20/2025	2,031
MAG Silver Corp.	FedFund Effective plus 0.35%	Maturity	USD	7	10/20/2025	1,736
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	49	10/20/2025	5,640
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	44	10/20/2025	4,697
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	43	10/20/2025	3,355
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	28	10/20/2025	3,136
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	33	10/20/2025	3,085
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	28	10/20/2025	2,749
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	33	10/20/2025	2,601
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	27	10/20/2025	2,176
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	18	10/20/2025	2,157
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	27	10/20/2025	2,117
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	27	10/20/2025	2,055
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	19	10/20/2025	1,844
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	13	10/20/2025	1,208
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	10	10/20/2025	1,089
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	9	10/20/2025	982
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	10	10/20/2025	906
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	10	10/20/2025	728
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	5	10/20/2025	675
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	7	10/20/2025	666
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	5	10/20/2025	649

ABFunds.com	AB All Market Total Return Portfolio 45

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation (Depreciation)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	3	10/20/2025	$223
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	47	10/20/2025	(116)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	160	10/20/2025	(263)
Swiss Market Index Futures	0.00%	Maturity	CHF	488	09/19/2025	17,653
Swiss Market Index Futures	0.00%	Maturity	CHF	366	09/19/2025	12,982
Swiss Market Index Futures	0.00%	Maturity	CHF	366	09/19/2025	12,462
Swiss Market Index Futures	0.00%	Maturity	CHF	244	09/19/2025	8,511
Pay Total Return on Reference Obligation
Bank of America NA
Omnicom Group, Inc.	OBFR minus 0.30%	Maturity	USD	3	05/20/2027	(180)
Omnicom Group, Inc.	OBFR minus 0.30%	Maturity	USD	455	05/20/2027	(7,181)
Goldman Sachs International
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	8	07/15/2027	429
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	27	07/15/2027	237
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	4	07/15/2027	132
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1	07/15/2027	8
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1	07/15/2027	4
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1	07/15/2027	4
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	9	07/15/2027	– 0	–
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	9	07/15/2027	(63)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	15	07/15/2027	(88)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	7	07/15/2027	(201)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	10	07/15/2027	(227)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	14	07/15/2027	(320)
Dick’s Sporting Goods, Inc.	SOFR minus 0.30%	Maturity	USD	219	07/15/2027	14,934
Dick’s Sporting Goods, Inc.	SOFR minus 0.30%	Maturity	USD	207	07/15/2027	13,810
Dick’s Sporting Goods, Inc.	SOFR minus 0.30%	Maturity	USD	154	07/15/2027	10,535
Dick’s Sporting Goods, Inc.	SOFR minus 0.30%	Maturity	USD	12	07/15/2027	613
Dick’s Sporting Goods, Inc.	SOFR minus 0.30%	Maturity	USD	88	07/15/2027	(605)

46 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation (Depreciation)
Dick’s Sporting Goods, Inc.	SOFR minus 0.30%	Maturity	USD	110	07/15/2027	$(2,380)
Dick’s Sporting Goods, Inc.	SOFR minus 0.30%	Maturity	USD	110	07/15/2027	(6,749)
DNOW, Inc.	SOFR minus 0.30%	Maturity	USD	1	07/15/2027	(48)
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	5	07/15/2027	665
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	4	07/15/2027	427
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	3	07/15/2027	408
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	2	07/15/2027	209
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	7	07/15/2027	205
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	1	07/15/2027	169
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	2	07/15/2027	– 0	–
HNI Corp.	SOFR minus 0.30%	Maturity	USD	56	07/15/2027	2,398
HNI Corp.	SOFR minus 0.30%	Maturity	USD	1	07/15/2027	(24)
Huntington Bancshares, Inc./OH	SOFR minus 0.30%	Maturity	USD	5	07/15/2027	(188)
Huntington Bancshares, Inc./OH	SOFR minus 0.30%	Maturity	USD	18	07/15/2027	(724)
Huntington Bancshares, Inc./OH	SOFR minus 0.30%	Maturity	USD	45	07/15/2027	(1,860)
Huntington Bancshares, Inc./OH	SOFR minus 0.30%	Maturity	USD	21	07/15/2027	(2,195)
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	79	07/15/2027	18,715
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	48	07/15/2027	11,395
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	47	07/15/2027	8,158
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	47	07/15/2027	7,792
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	83	07/15/2027	6,909
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	28	07/15/2027	6,268
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	39	07/15/2027	5,166
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	75	07/15/2027	5,069
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	63	07/15/2027	4,569
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	28	07/15/2027	4,472

ABFunds.com	AB All Market Total Return Portfolio 47

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	37		07/15/2027	$4,405
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	57		07/15/2027	4,149
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	50		07/15/2027	3,637
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	28		07/15/2027	2,746
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	12		07/15/2027	1,942
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	15		07/15/2027	1,898
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	15		07/15/2027	1,885
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	40		07/15/2027	1,645
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	7		07/15/2027	1,043
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	6		07/15/2027	854
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	8		07/15/2027	753
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	13		07/15/2027	650
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	3		07/15/2027	368
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	1		07/15/2027	171
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2027	19
Omnicom Group, Inc.	SOFR minus 0.30%	Maturity	USD	17		07/15/2027	4
Omnicom Group, Inc.	SOFR minus 0.30%	Maturity	USD	18		07/15/2027	(98)
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	18		07/15/2027	(100)
Omnicom Group, Inc.	SOFR minus 0.30%	Maturity	USD	17		07/15/2027	(266)
Omnicom Group, Inc.	SOFR minus 0.30%	Maturity	USD	18		07/15/2027	(314)
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	18		07/15/2027	(330)
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	18		07/15/2027	(398)
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	21		07/15/2027	(560)
Palo Alto Networks, Inc.	SOFR minus 0.30%	Maturity	USD	84		07/15/2027	(2,818)
Palo Alto Networks, Inc.	SOFR minus 0.30%	Maturity	USD	85		07/15/2027	(2,982)
Royal Gold, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	(58)

48 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Royal Gold, Inc.	SOFR minus 0.30%	Maturity	USD	2	07/15/2027	$(212)
Royal Gold, Inc.	SOFR minus 0.30%	Maturity	USD	8	07/15/2027	(826)
Royal Gold, Inc.	SOFR minus 0.30%	Maturity	USD	9	07/15/2027	(920)
Royal Gold, Inc.	SOFR minus 0.30%	Maturity	USD	8	07/15/2027	(985)
Royal Gold, Inc.	SOFR minus 0.30%	Maturity	USD	9	07/15/2027	(1,085)
Royal Gold, Inc.	SOFR minus 0.30%	Maturity	USD	11	07/15/2027	(1,255)
Royal Gold, Inc.	SOFR minus 0.30%	Maturity	USD	9	07/15/2027	(1,330)
Royal Gold, Inc.	SOFR minus 0.30%	Maturity	USD	24	07/15/2027	(2,525)
Royal Gold, Inc.	SOFR minus 0.30%	Maturity	USD	28	07/15/2027	(2,732)
Royal Gold, Inc.	SOFR minus 0.30%	Maturity	USD	47	07/15/2027	(3,034)
Royal Gold, Inc.	SOFR minus 0.30%	Maturity	USD	31	07/15/2027	(3,553)
Royal Gold, Inc.	SOFR minus 0.30%	Maturity	USD	28	07/15/2027	(3,603)
Royal Gold, Inc.	SOFR minus 0.30%	Maturity	USD	35	07/15/2027	(3,623)
Royal Gold, Inc.	SOFR minus 0.30%	Maturity	USD	46	07/15/2027	(3,807)
Royal Gold, Inc.	SOFR minus 0.30%	Maturity	USD	43	07/15/2027	(4,370)
Royal Gold, Inc.	SOFR minus 0.30%	Maturity	USD	50	07/15/2027	(4,874)
Royal Gold, Inc.	SOFR minus 0.30%	Maturity	USD	53	07/15/2027	(5,550)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	56	07/15/2027	1,116
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	74	07/15/2027	891
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	45	07/15/2027	607
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	1	07/15/2027	(18)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	112	07/15/2027	(209)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	114	07/15/2027	(235)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	207	07/15/2027	(966)
JPMorgan Chase Bank NA
Gildan Activewear, Inc.	OBFR minus 0.35%	Maturity	USD	68	08/12/2026	(467)

ABFunds.com	AB All Market Total Return Portfolio 49

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Huntington Bancshares, Inc./OH	OBFR minus 0.35%	Maturity	USD	0	***	08/12/2026	$(6)
Huntington Bancshares, Inc./OH	OBFR minus 0.35%	Maturity	USD	3		08/12/2026	(324)
Huntington Bancshares, Inc./OH	OBFR minus 0.35%	Maturity	USD	22		08/12/2026	(992)
Huntington Bancshares, Inc./OH	OBFR minus 0.35%	Maturity	USD	44		08/12/2026	(2,797)
Huntington Bancshares, Inc./OH	OBFR minus 0.35%	Maturity	USD	88		08/12/2026	(6,037)
Huntington Bancshares, Inc./OH	OBFR minus 0.35%	Maturity	USD	96		08/12/2026	(6,062)
Huntington Bancshares, Inc./OH	OBFR minus 0.35%	Maturity	USD	149		08/12/2026	(13,953)
Morgan Stanley Capital Services LLC
Columbia Banking System, Inc.	FedFund Effective minus 0.35%	Maturity	USD	16		10/20/2025	(2,469)
Eastern Bankshares, Inc.	FedFund Effective minus 0.35%	Maturity	USD	1		10/20/2025	(80)
Eastern Bankshares, Inc.	FedFund Effective minus 0.35%	Maturity	USD	1		10/20/2025	(96)
Eastern Bankshares, Inc.	FedFund Effective minus 0.35%	Maturity	USD	1		10/20/2025	(132)
Eastern Bankshares, Inc.	FedFund Effective minus 0.35%	Maturity	USD	2		10/20/2025	(175)
Eastern Bankshares, Inc.	FedFund Effective minus 0.35%	Maturity	USD	5		10/20/2025	(515)
Eastern Bankshares, Inc.	FedFund Effective minus 0.35%	Maturity	USD	5		10/20/2025	(568)
Eastern Bankshares, Inc.	FedFund Effective minus 0.35%	Maturity	USD	6		10/20/2025	(624)
Eastern Bankshares, Inc.	FedFund Effective minus 0.35%	Maturity	USD	7		10/20/2025	(815)
Eastern Bankshares, Inc.	FedFund Effective minus 0.35%	Maturity	USD	7		10/20/2025	(856)
Eastern Bankshares, Inc.	FedFund Effective minus 0.35%	Maturity	USD	9		10/20/2025	(1,079)
Eastern Bankshares, Inc.	FedFund Effective minus 0.35%	Maturity	USD	22		10/20/2025	(2,669)

50 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Eastern Bankshares, Inc.	FedFund Effective minus 0.35%	Maturity	USD	66		10/20/2025	$(7,322)
IBOVESPA Futures Contract	0.00%	Maturity	BRL	7,324		10/15/2025	(41,452)
KOSPI 200 Futures Contract	0.00%	Maturity	KRW	324,488		09/11/2025	3,698
KOSPI 200 Futures Contract	0.00%	Maturity	KRW	322,950		09/11/2025	1,929
Palo Alto Networks, Inc.	FedFund Effective minus 0.35%	Maturity	USD	56		10/20/2025	(1,370)
Palo Alto Networks, Inc.	FedFund Effective minus 0.35%	Maturity	USD	93		10/20/2025	(1,560)
Palo Alto Networks, Inc.	FedFund Effective minus 0.35%	Maturity	USD	111		10/20/2025	(2,843)
Palo Alto Networks, Inc.	FedFund Effective minus 0.35%	Maturity	USD	43		10/20/2025	(3,635)
Palo Alto Networks, Inc.	FedFund Effective minus 0.35%	Maturity	USD	83		10/20/2025	(5,909)
Palo Alto Networks, Inc.	FedFund Effective minus 0.35%	Maturity	USD	111		10/20/2025	(10,728)
Palo Alto Networks, Inc.	FedFund Effective minus 0.35%	Maturity	USD	173		10/20/2025	(13,860)
Palo Alto Networks, Inc.	FedFund Effective minus 0.35%	Maturity	USD	173		10/20/2025	(13,919)
Palo Alto Networks, Inc.	FedFund Effective minus 0.35%	Maturity	USD	339		10/20/2025	(14,186)
Pan American Silver Corp.	FedFund Effective minus 0.35%	Maturity	USD	0	***	10/20/2025	(5)
Pan American Silver Corp.	FedFund Effective minus 0.35%	Maturity	USD	0	***	10/20/2025	(24)
Pan American Silver Corp.	FedFund Effective minus 0.35%	Maturity	USD	0	***	10/20/2025	(55)
Pan American Silver Corp.	FedFund Effective minus 0.35%	Maturity	USD	0	***	10/20/2025	(140)
Pan American Silver Corp.	FedFund Effective minus 0.35%	Maturity	USD	1		10/20/2025	(142)
Pan American Silver Corp.	FedFund Effective minus 0.35%	Maturity	USD	5		10/20/2025	(180)

ABFunds.com	AB All Market Total Return Portfolio 51

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pan American Silver Corp.	FedFund Effective minus 0.35%	Maturity	USD	1	10/20/2025	$(216)
Pan American Silver Corp.	FedFund Effective minus 0.35%	Maturity	USD	2	10/20/2025	(521)
Pan American Silver Corp.	FedFund Effective minus 0.35%	Maturity	USD	6	10/20/2025	(901)
Pan American Silver Corp.	FedFund Effective minus 0.35%	Maturity	USD	9	10/20/2025	(1,513)
Pan American Silver Corp.	FedFund Effective minus 0.35%	Maturity	USD	5	10/20/2025	(1,710)
Pan American Silver Corp.	FedFund Effective minus 0.35%	Maturity	USD	14	10/20/2025	(1,979)
Pan American Silver Corp.	FedFund Effective minus 0.35%	Maturity	USD	6	10/20/2025	(1,982)
Pan American Silver Corp.	FedFund Effective minus 0.35%	Maturity	USD	9	10/20/2025	(2,066)
Pan American Silver Corp.	FedFund Effective minus 0.35%	Maturity	USD	16	10/20/2025	(2,191)
Pan American Silver Corp.	FedFund Effective minus 0.35%	Maturity	USD	18	10/20/2025	(2,697)
Pan American Silver Corp.	FedFund Effective minus 0.35%	Maturity	USD	17	10/20/2025	(2,860)
Pan American Silver Corp.	FedFund Effective minus 0.35%	Maturity	USD	23	10/20/2025	(3,591)
Pan American Silver Corp.	FedFund Effective minus 0.35%	Maturity	USD	13	10/20/2025	(3,611)
Pan American Silver Corp.	FedFund Effective minus 0.35%	Maturity	USD	14	10/20/2025	(3,939)
Pan American Silver Corp.	FedFund Effective minus 0.35%	Maturity	USD	16	10/20/2025	(5,173)
Pan American Silver Corp.	FedFund Effective minus 0.35%	Maturity	USD	21	10/20/2025	(5,813)
Pan American Silver Corp.	FedFund Effective minus 0.35%	Maturity	USD	37	10/20/2025	(12,240)

52 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pan American Silver Corp.	FedFund Effective minus 0.35%	Maturity	USD	64	10/20/2025	$(21,074)
Pan American Silver Corp.	FedFund Effective minus 0.35%	Maturity	USD	128	10/20/2025	(39,897)
QUALCOMM, Inc.	FedFund Effective minus 0.35%	Maturity	USD	1	10/20/2025	(27)
QUALCOMM, Inc.	FedFund Effective minus 0.35%	Maturity	USD	9	10/20/2025	(95)
QUALCOMM, Inc.	FedFund Effective minus 0.35%	Maturity	USD	35	10/20/2025	(267)
QUALCOMM, Inc.	FedFund Effective minus 0.35%	Maturity	USD	15	10/20/2025	(494)
QUALCOMM, Inc.	FedFund Effective minus 0.35%	Maturity	USD	35	10/20/2025	(925)
QUALCOMM, Inc.	FedFund Effective minus 0.35%	Maturity	USD	64	10/20/2025	(982)
QUALCOMM, Inc.	FedFund Effective minus 0.35%	Maturity	USD	63	10/20/2025	(1,071)
QUALCOMM, Inc.	FedFund Effective minus 0.35%	Maturity	USD	45	10/20/2025	(1,380)
QUALCOMM, Inc.	FedFund Effective minus 0.35%	Maturity	USD	52	10/20/2025	(1,527)
QUALCOMM, Inc.	FedFund Effective minus 0.35%	Maturity	USD	143	10/20/2025	(3,219)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	406	10/20/2025	11,157
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	23	10/20/2025	1,432
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	26	10/20/2025	87
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	1	10/20/2025	(40)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	1	10/20/2025	(217)

ABFunds.com	AB All Market Total Return Portfolio 53

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	2	10/20/2025	$(358)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	7	10/20/2025	(978)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	7	10/20/2025	(1,526)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	10	10/20/2025	(1,709)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	20	10/20/2025	(1,757)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	12	10/20/2025	(2,015)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	17	10/20/2025	(2,638)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	11	10/20/2025	(3,100)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	34	10/20/2025	(3,477)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	20	10/20/2025	(3,595)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	23	10/20/2025	(3,710)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	30	10/20/2025	(4,266)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	15	10/20/2025	(4,273)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	26	10/20/2025	(4,675)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	21	10/20/2025	(4,687)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	19	10/20/2025	(4,964)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	18	10/20/2025	(4,975)

54 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	33		10/20/2025	$(5,080)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	19		10/20/2025	(5,172)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	48		10/20/2025	(5,440)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	29		10/20/2025	(5,882)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	22		10/20/2025	(5,897)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	23		10/20/2025	(6,246)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	23		10/20/2025	(6,292)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	24		10/20/2025	(6,763)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	34		10/20/2025	(7,222)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	30		10/20/2025	(7,770)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	46		10/20/2025	(8,953)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	50		10/20/2025	(9,108)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	59		10/20/2025	(11,869)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	42		10/20/2025	(12,261)
Rocket Cos., Inc.	FedFund Effective minus 0.35%	Maturity	USD	76		10/20/2025	(17,756)
UBS AG
HNI Corp.	OBFR minus 0.25%	Maturity	USD	0	***	08/22/2029	(2)
HNI Corp.	OBFR minus 0.25%	Maturity	USD	3		08/22/2029	(24)
HNI Corp.	OBFR minus 0.25%	Maturity	USD	12		08/22/2029	(88)

ABFunds.com	AB All Market Total Return Portfolio 55

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
HNI Corp.	OBFR minus 0.25%	Maturity	USD	6		08/22/2029	$(174)
HNI Corp.	OBFR minus 0.25%	Maturity	USD	16		08/22/2029	(441)
HNI Corp.	OBFR minus 0.25%	Maturity	USD	17		08/22/2029	(663)
HNI Corp.	OBFR minus 0.25%	Maturity	USD	81		08/22/2029	(1,138)
HNI Corp.	OBFR minus 0.25%	Maturity	USD	37		08/22/2029	(1,762)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	1		08/22/2029	(61)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	2		08/22/2029	(143)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	5		08/22/2029	(333)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	5		08/22/2029	(337)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	6		08/22/2029	(354)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	5		08/22/2029	(357)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	35		08/22/2029	(833)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	14		08/22/2029	(960)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	16		08/22/2029	(1,065)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	18		08/22/2029	(1,214)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	53		08/22/2029	(1,526)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	26		08/22/2029	(1,551)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	18		08/22/2029	(1,847)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	40		08/22/2029	(2,591)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	29		08/22/2029	(2,809)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	50		08/22/2029	(4,932)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	309		08/22/2029	(20,337)
Royal Gold, Inc.	OBFR minus 0.25%	Maturity	USD	0	***	08/22/2029	(13)
Royal Gold, Inc.	OBFR minus 0.25%	Maturity	USD	1		08/22/2029	(49)
Royal Gold, Inc.	OBFR minus 0.25%	Maturity	USD	1		08/22/2029	(93)
Royal Gold, Inc.	OBFR minus 0.25%	Maturity	USD	2		08/22/2029	(178)

56 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Royal Gold, Inc.	OBFR minus 0.25%	Maturity	USD	8	08/22/2029	$(669)
Royal Gold, Inc.	OBFR minus 0.25%	Maturity	USD	68	08/22/2029	(1,903)
Royal Gold, Inc.	OBFR minus 0.25%	Maturity	USD	189	08/22/2029	(2,698)

						$(356,362)

***	Notional amount less than 500.

(a)	Non-income producing security.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)	Escrow shares.

(d)	Fair valued by the Adviser.

(e)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2025, the aggregate market value of these securities amounted to $73,618,059 or 17.4% of net assets.

(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2025.

(j)	Defaulted matured security.

(k)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of August 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Exide Technologies 11.00%, 10/31/2024	06/21/2019 - 10/26/2020	$17,967	$	– 0 –	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	04/26/2017	40,372		– 0 –	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	04/26/2017	28,244		– 0 –	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	04/26/2017	15		– 0 –	0.00%

(l)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Russian Federal Bond – OFZ Series 6212 7.05%, 01/19/2028	04/11/2019	$360,726	$	– 0 –	0.00%

(m)	Affiliated investments.

(n)	The rate shown represents the 7-day yield as of period end.

ABFunds.com	AB All Market Total Return Portfolio 57

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ADR – American Depositary Receipt

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

CORRA – Canadian Overnight Repo Rate Average

CVR – Contingent Value Right

EAFE – Europe, Australia, and Far East

ESTR – Euro Short Term Rate

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FedFundEffective – Federal Funds Effective Rate

FTSE – Financial Times Stock Exchange

IFSC – International Financial Services Centre

JSC – Joint Stock Company

JSE – Johannesburg Stock Exchange

KLCI – Kuala Lumpur Composite Index

KOSPI – Korea Composite Stock Price Index

MSCI – Morgan Stanley Capital International

OBFR – Overnight Bank Funding Rate

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SARON – Swiss Average Rate Overnight

SET – Stock Exchange of Thailand

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

WIG – Warszawski Indeks Gieldowy

See notes to consolidated financial statements.

58 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES

August 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $380,906,466)	$419,569,111	(a)
Affiliated issuers (cost $17,187,381—including investment of cash collateral for securities loaned of $502,327)	17,187,381
Cash collateral due from broker	11,584,378
Foreign currencies, at value (cost $840,104)	819,367
Receivable for investment securities sold	4,067,660
Unaffiliated interest and dividends receivable	1,828,345
Unrealized appreciation on forward currency exchange contracts	1,569,901
Unrealized appreciation on total return swaps	339,886
Affiliated dividends receivable	60,100
Receivable for shares of beneficial interest sold	36,866
Receivable due from Adviser	34,493
Receivable for terminated total return swaps	4,241

Total assets	457,101,729

Liabilities
Due to custodian	978
Payable for investment securities purchased and foreign currency transactions	28,609,365
Unrealized depreciation on forward currency exchange contracts	970,785
Unrealized depreciation on total return swaps	696,248
Payable for variation margin on futures	528,021
Payable for collateral received on securities loaned	502,327
Advisory fee payable	198,644
Payable for shares of beneficial interest redeemed	159,534
Distribution fee payable	81,293
Foreign capital gains tax payable	18,312
Transfer Agent fee payable	12,994
Payable for terminated total return swaps	11,568
Payable for variation margin on centrally cleared swaps	11,463
Accrued expenses and other liabilities	1,001,900

Total liabilities	32,803,432

Net Assets	$424,298,297

Composition of Net Assets
Shares of beneficial interest, at par	$258
Additional paid-in capital	400,700,773
Distributable earnings	23,597,266

Net Assets	$424,298,297

(a)	Includes securities on loan with a value of $1,267,130 (see Note E).

See notes to consolidated financial statements.

ABFunds.com	AB All Market Total Return Portfolio 59

CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$373,090,200	22,719,609	$16.42	*

C	$2,430,258	150,528	$16.14

Advisor	$48,429,053	2,905,042	$16.67

I	$348,786	20,513	$17.00

*	The maximum offering price per share for Class A shares was $17.15 which reflects a sales charge of 4.25%.

See notes to consolidated financial statements.

60 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED STATEMENT OF OPERATIONS

Year Ended August 31, 2025

Investment Income
Interest (net of foreign taxes withheld of $15,995)	$6,023,101
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $118,167)	4,701,960
Affiliated issuers	789,970
Securities lending income, net	31,730
Other income(a)	170,934	$11,717,695

Expenses
Advisory fee (see Note B)	2,325,646
Distribution fee—Class A	923,538
Distribution fee—Class C	26,254
Transfer agency—Class A	322,280
Transfer agency—Class C	2,569
Transfer agency—Advisor Class	44,093
Transfer agency—Class I	406
Custody and accounting	555,044
Audit and tax	156,709
Printing	91,514
Legal	70,792
Registration fees	62,617
Trustees’ fees	21,728
Miscellaneous	58,092

Total expenses before bank overdraft expense	4,661,282
Bank overdraft expense	24,487

Total expenses	4,685,769
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(241,787)

Net expenses		4,443,982

Net investment income		7,273,713

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(b)		34,478,846
Forward currency exchange contracts		(1,317,844)
Futures		384,676
Swaps		(34,853)
Foreign currency transactions		1,935,663
Net change in unrealized appreciation (depreciation) of:
Investments(c)		(12,227,725)
Forward currency exchange contracts		1,987,928
Futures		3,640,225
Swaps		209,315
Foreign currency denominated assets and liabilities		3,727

Net gain on investment and foreign currency transactions		29,059,958

Contributions from Affiliates (see Note B)		11,605

Net Increase in Net Assets from Operations		$36,345,276

(a)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses (see Note B).

(b)	Net of foreign realized capital gains taxes of $13,741.

(c)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $1,104.

See notes to consolidated financial statements.

ABFunds.com	AB All Market Total Return Portfolio 61

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31, 2025		Year Ended August 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$7,273,713		$9,862,647
Net realized gain on investment and foreign currency transactions	35,446,488		34,201,650
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(6,386,530)		17,353,362
Contributions from Affiliates (see Note B)	11,605		29,592

Net increase in net assets from operations	36,345,276		61,447,251
Distributions to Shareholders
Class A	(11,247,982)		(4,839,663)
Class C	(63,023)		(10,518)
Advisor Class	(1,624,273)		(773,807)
Class R	– 0	–	(17,281)
Class K	– 0	–	(55,423)
Class I	(10,183)		(3,973)
Transactions in Shares of Beneficial Interest
Net decrease	(43,090,098)		(69,147,592)

Total decrease	(19,690,283)		(13,401,006)
Net Assets
Beginning of period	443,988,580		457,389,586

End of period	$424,298,297		$443,988,580

See notes to consolidated financial statements.

62 AB All Market Total Return Portfolio	ABFunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

August 31, 2025

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Company, which is a Massachusetts Business Trust, operates as a series company currently comprised of five series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB All Market Total Return Portfolio (the “Fund”). As part of the Fund’s investment strategy, the Fund seeks to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AB All Market Total Return Portfolio (Cayman), Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of August 31, 2025, net assets of the Fund were $424,298,297, of which 12,110,695, or approximately 3%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary. This report presents the consolidated financial statements of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in consolidation. The Fund offers Class A, Class C, Advisor Class and Class I shares. Class R, Class K, Class T and Class Z shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those

ABFunds.com	AB All Market Total Return Portfolio 63

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are

64 AB All Market Total Return Portfolio	ABFunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

ABFunds.com	AB All Market Total Return Portfolio 65

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are

66 AB All Market Total Return Portfolio	ABFunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks	$105,388,246		$35,399,499		$9,903	(a)	$140,797,648
Investment Companies	97,814,843		– 0	–	– 0	–	97,814,843
Governments – Treasuries	– 0	–	59,106,931		– 0	–	59,106,931
Corporates – Investment Grade	– 0	–	37,636,456		– 0	–	37,636,456
Mortgage Pass-Throughs	– 0	–	24,104,913		– 0	–	24,104,913
Collateralized Mortgage Obligations	– 0	–	5,682,996		– 0	–	5,682,996
Collateralized Loan Obligations	– 0	–	4,924,133		– 0	–	4,924,133
Commercial Mortgage-Backed Securities	– 0	–	4,188,291		– 0	–	4,188,291
Asset-Backed Securities	– 0	–	3,566,894		– 0	–	3,566,894
Covered Bonds	– 0	–	3,344,128		– 0	–	3,344,128
Inflation-Linked Securities	– 0	–	2,399,870		– 0	–	2,399,870
Governments – Sovereign Agencies	– 0	–	2,269,779		– 0	–	2,269,779
Governments – Sovereign Bonds	– 0	–	1,947,182		– 0	–	1,947,182
Supranationals	– 0	–	1,889,151		– 0	–	1,889,151
Local Governments – Regional Bonds	– 0	–	874,687		– 0	–	874,687
Local Governments – US Municipal Bonds	– 0	–	837,981		– 0	–	837,981
Quasi-Sovereigns	– 0	–	463,180		– 0	–	463,180
Local Governments – Provincial Bonds	– 0	–	455,465		– 0	–	455,465
Emerging Markets – Sovereigns	– 0	–	422,057		– 0	–	422,057
Corporates – Non-Investment Grade	– 0	–	84,448		246,468	(a)	330,916
Preferred Stocks	– 0	–	– 0	–	131,625		131,625
Rights	– 0	–	– 0	–	68,124		68,124
Emerging Markets – Treasuries	– 0	–	– 0	–	0	(a)	– 0	–
Emerging Markets – Corporate Bonds	– 0	–	– 0	–	0	(a)	– 0	–
Warrants	– 0	–	– 0	–	0	(a)	– 0	–
Short-Term Investments:
Investment Companies	16,685,054		– 0	–	– 0	–	16,685,054
U.S. Treasury Bills	– 0	–	4,198,017		– 0	–	4,198,017
Treasury Bills	– 0	–	22,113,844		– 0	–	22,113,844
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	502,327		– 0	–	– 0	–	502,327

Total Investments in Securities	220,390,470		215,909,902		456,120	(a)	436,756,492

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Investments in Securities:	Level 1		Level 2			Level 3			Total
Other Financial Instruments(b):
Assets:
Futures	$6,721,186		$	– 0	–	$	– 0	–	$6,721,186	(c)
Forward Currency Exchange Contracts	– 0	–		1,569,901			– 0	–	1,569,901
Centrally Cleared Credit Default Swaps	– 0	–		647,120			– 0	–	647,120	(c)
Centrally Cleared Interest Rate Swaps	– 0	–		142,363			– 0	–	142,363	(c)
Total Return Swaps	– 0	–		339,886			– 0	–	339,886
Liabilities:
Futures	(427,543)			– 0	–		– 0	–	(427,543	)(c)
Forward Currency Exchange Contracts	– 0	–		(970,785)			– 0	–	(970,785)
Centrally Cleared Interest Rate Swaps	– 0	–		(4,622)			– 0	–	(4,622	)(c)
Total Return Swaps	– 0	–		(696,248)			– 0	–	(696,248)

Total	$226,684,113			$216,937,517			$456,120	(a)	$444,077,750

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

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4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for federal income tax purposes. Note that the loss from the Subsidiary’s contemplated activities also cannot be carried forward to reduce future Subsidiary’s income in subsequent years. However, if the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for federal income tax purposes.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. Effective June 1, 2024, the Adviser has voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.07%, 1.82%, .82% and .82% of the daily average net assets for the Class A, Class C, Advisor Class and Class I, respectively. For the year ended August 31, 2025, such reimbursements/ waivers amounted to $202,937.

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The Subsidiary has entered into a separate agreement with the Adviser for the management of the Subsidiary’s portfolio. The Adviser receives no compensation from the Subsidiary for its services under the agreement.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $123,731 for the year ended August 31, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $3,034 from the sale of Class A shares and received $1,017 and $63 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended August 31, 2025.

During the year ended August 31, 2025, the Adviser reimbursed the Fund $170,599 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended August 31, 2025, such waiver amounted to $35,594.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the year ended August 31, 2025 is as follows:

Fund	Market Value 8/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$22,609	$290,240	$296,164	$16,685	$790
AB Government Money Market Portfolio*	4,756	173,621	177,875	502	8

Total				$17,187	$798

*	Investments of cash collateral for securities lending transactions (see Note E).

During the year ended August 31, 2025 and the year ended August 31, 2024, the Adviser reimbursed the Fund $11,605 and $29,592, respectively, for trading losses incurred due to a trade entry error.

NOTE C

Distribution Plan

The Fund has adopted a Plan for each class of shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Payments under the Plan in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Fund is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being a “compensation” plan.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Plan also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended August 31, 2025 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$386,436,052	$401,911,022
U.S. government securities	340,078,107	341,961,952

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$422,406,146

Gross unrealized appreciation	$51,218,282
Gross unrealized depreciation	(36,689,420)

Net unrealized appreciation	$14,528,862

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the

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segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the consolidated statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the year ended August 31, 2025, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the year ended August 31, 2025, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk, equity markets or currencies. The

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Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the consolidated statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the consolidated statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the consolidated statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the consolidated statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the consolidated statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in

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basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended August 31, 2025, the Fund held interest rate swaps for hedging and non-hedging purposes.

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Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

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During the year ended August 31, 2025, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the year ended August 31, 2025, the Fund held total return swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

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During the year ended August 31, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$494,158	*	Payable for variation margin on futures	$175,377	*

Equity contracts	Receivable for variation margin on futures	6,062,055	*	Payable for variation margin on futures	252,166	*

Commodity contracts	Receivable for variation margin on futures	164,973	*

Credit contracts	Receivable for variation margin on centrally cleared swaps	66,670	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	142,040	*	Payable for variation margin on centrally cleared swaps	4,883	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	1,569,901		Unrealized depreciation on forward currency exchange contracts	970,785

Commodity contracts				Unrealized depreciation on total return swaps	104,522

Equity contracts	Unrealized appreciation on total return swaps	339,886		Unrealized depreciation on total return swaps	591,726

Total		$8,839,683			$2,099,459

*

Only variation margin receivable/payable at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(3,618,816)	$(426,191)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	2,796,633	3,986,190

Commodity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	1,206,859	80,226

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(1,317,844)	1,987,928

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(252,709)	131,689

Commodity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(66,647)	676,872

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(338,855)	100,016

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	623,358	(699,262)

Total		$(968,021)	$5,837,468

80 AB All Market Total Return Portfolio	ABFunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended August 31, 2025:

Futures:
Average notional amount of buy contracts	$245,812,770
Average notional amount of sale contracts	$54,380,523
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$118,780,868
Average principal amount of sale contracts	$231,079,272
Centrally Cleared Interest Rate Swaps:
Average notional amount	$17,326,381
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$9,698,194	(a)
Average notional amount of sale contracts	$12,123,160	(b)
Total Return Swaps:
Average notional amount	$23,518,173

(a)	Positions were open for three months during the year.

(b)	Positions were open for nine months during the year.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of August 31, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

AB All Market Total Return Portfolio

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Bank of America NA	$95,026	$(95,026)	$	– 0	–	$	– 0	–	$	– 0	–
Barclays Capital, Inc.	108,612	(71,960)	– 0	–	– 0	–	36,652
Citibank NA	703,314	(52,123)	– 0	–	– 0	–	651,191
Deutsche Bank AG	32,151	(32,151)	– 0	–	– 0	–	– 0	–
Goldman Sachs Bank USA/Goldman Sachs International	276,293	(99,330)	– 0	–	– 0	–	176,963
HSBC Bank USA	20,134	(20,134)	– 0	–	– 0	–	– 0	–
JPMorgan Chase Bank/ JPMorgan Chase Bank NA	40,040	(40,040)	– 0	–	– 0	–	– 0	–
Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	459,861	(459,861)	– 0	–	– 0	–	– 0	–
Standard Chartered Bank	9,973	– 0	–	– 0	–	– 0	–	9,973
State Street Bank & Trust Co.	119,961	(70,946)	– 0	–	– 0	–	49,015
UBS AG	44,422	(44,422)	– 0	–	– 0	–	– 0	–

Total	$1,909,787	$(985,993)	$	– 0	–	$	– 0	–	$923,794	^

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America NA	$162,425	$(95,026)	$	– 0	–	$	– 0	–	$67,399
Barclays Capital, Inc.	71,960	(71,960)	– 0	–	– 0	–	– 0	–
Citibank NA	52,123	(52,123)	– 0	–	– 0	–	– 0	–
Deutsche Bank AG	96,296	(32,151)	– 0	–	– 0	–	64,145
Goldman Sachs Bank USA/Goldman Sachs International	99,330	(99,330)	– 0	–	– 0	–	– 0	–
HSBC Bank USA	22,129	(20,134)	– 0	–	– 0	–	1,995
JPMorgan Chase Bank/JPMorgan Chase Bank NA	143,084	(40,040)	– 0	–	– 0	–	103,044
Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	742,732	(459,861)	(282,871)	– 0	–	– 0	–
NatWest Markets PLC	29,608	– 0	–	– 0	–	– 0	–	29,608
State Street Bank & Trust Co.	70,946	(70,946)	– 0	–	– 0	–	– 0	–
UBS AG	71,878	(44,422)	– 0	–	– 0	–	27,456

Total	$1,562,511	$(985,993)	$(282,871)	$	– 0	–	$293,647	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB All Market Total Return Portfolio (Cayman), Ltd.

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*	Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank NA	$104,522	$	– 0	–	$(104,522)	$	– 0	–	$	– 0	–

Total	$104,522	$	– 0	–	$(104,522)	$	– 0	–		$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the consolidated statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the consolidated statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the year ended August 31, 2025 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$1,267,130	$502,327	$828,308	$23,241	$8,489	$3,256

*	As of August 31, 2025.

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024

Class A
Shares sold	280,451	247,327	$4,383,553	$3,542,710

Shares issued in reinvestment of dividends	667,897	311,496	9,971,696	4,339,144

Shares converted from Class C	28,068	72,638	429,976	1,005,830

Shares redeemed	(3,221,317)	(4,289,258)	(49,854,729)	(61,079,337)

Net decrease	(2,244,901)	(3,657,797)	$(35,069,504)	$(52,191,653)

Class C
Shares sold	16,664	24,510	$257,653	$347,168

Shares issued in reinvestment of dividends	4,205	737	62,023	10,151

Shares converted to Class A	(28,502)	(73,905)	(429,976)	(1,005,830)

Shares redeemed	(31,350)	(47,716)	(483,113)	(682,364)

Net decrease	(38,983)	(96,374)	$(593,413)	$(1,330,875)

Advisor Class
Shares sold	322,447	347,603	$5,026,755	$5,048,072

Shares issued in reinvestment of dividends	86,304	44,478	1,305,773	628,031

Shares redeemed	(866,515)	(982,177)	(13,762,883)	(13,918,454)

Net decrease	(457,764)	(590,096)	$(7,430,355)	$(8,242,351)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Year Ended August 31, 2025		Year Ended August 31, 2024	Year Ended August 31, 2025			Year Ended August 31, 2024

Class R
Shares sold	– 0	–	14,424	$	– 0	–	$204,704

Shares issued in reinvestment of dividends and distributions	– 0	–	1,256		– 0	–	17,281

Shares redeemed	– 0	–	(193,438)		– 0	–	(2,774,324)

Net increase (decrease)	– 0	–	(177,758)	$	– 0	–	$(2,552,339)

Class K
Shares sold	– 0	–	14,479	$	– 0	–	$209,856

Shares issued in reinvestment of dividends and distributions	– 0	–	3,999		– 0	–	55,422

Shares redeemed	– 0	–	(354,211)		– 0	–	(5,128,362)

Net increase (decrease)	– 0	–	(335,733)	$	– 0	–	$(4,863,084)

Class I
Shares sold	1,177		1,422		$19,235		$30,161

Shares issued in reinvestment of dividends and distributions	659		276		10,183		3,973

Shares redeemed	(1,589)		(97)		(26,244)		(1,424)

Net increase	247		1,601		$3,174		$32,710

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Allocation Risk—The allocation of investments among different investment styles, such as equity or debt, growth or value, U.S. or non-U.S. securities, or diversification strategies, may have a more significant effect on the Fund’s net asset value, or NAV, when one of these investments is performing more poorly than another.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

High Yield Debt Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Interest Rate Risk—Changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Alternative Investments Risk—Many alternative investments can be volatile and may be illiquid. Their performance may have little correlation with the performance of equity or fixed-income markets, and they may not perform in accordance with expectations.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets, or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Commodity Risk—Investing in commodities and commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the Fund’s Prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

Short Sale Risk—Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund’s investment in the security, because the price of the security cannot fall below zero. The Fund may not always be able to close out a short position on favorable terms.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the consolidated statement of operations. The Fund did not utilize the Facility during the year ended August 31, 2025.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended August 31, 2025 and August 31, 2024 were as follows:

	2025		2024
Distributions paid from:
Ordinary income	$12,945,461		$5,700,665
Net long-term capital gains	– 0	–	– 0	–

Total taxable distributions paid	$12,945,461		$5,700,665

As of August 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,165,073
Undistributed capital gains	20,001,758	(a)
Other losses	(735,493)
Unrealized appreciation (depreciation)	14,503,355	(b)

Total accumulated earnings (deficit)	$34,934,693	(c)

(a)

During the fiscal year, the Fund utilized $17,364,327 of capital loss carry forwards to offset current year net realized gains. As of August 31, 2025, the cumulative deferred loss on straddles was $735,493

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of earnings from the Subsidiary, the tax treatment of callable bonds, the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of partnership investments.

(c)

The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the accrual of foreign capital gains tax and the tax treatment of defaulted securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of August 31, 2025, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares, book/tax differences associated with the treatment of earnings from the Subsidiary, and contributions from the Adviser resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the consolidated financial statements through the date the consolidated financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s consolidated financial statements through this date.

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CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 15.53	$ 13.68	$ 13.75	$ 18.16	$ 15.44

Income From Investment Operations

Net investment income(a)(b)	.26	†	.31	.28	.10	.16

Net realized and unrealized gain (loss) on investment transactions	1.10	1.72	.02	(c)	(2.90)	3.03

Contributions from Affiliates	.00	(d)	.00	(d)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.36	2.03	.30	(2.80)	3.19

Less: Dividends and Distributions

Dividends from net investment income	(.47)	(.18)	(.37)	– 0	–	(.47)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(1.61)	– 0	–

Total dividends and distributions	(.47)	(.18)	(.37)	(1.61)	(.47)

Net asset value, end of period	$ 16.42	$ 15.53	$ 13.68	$ 13.75	$ 18.16

Total Return

Total investment return based on net asset value(e)	9.06	%†	14.96%	2.26%	(16.85)%	21.16%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$373,090	$387,762	$391,500	$433,654	$586,995

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)‡	1.08%	1.07%	1.08%	1.02%	1.03%

Expenses, before waivers/reimbursements(f)(g)‡	1.13%	1.08%	1.10%	1.03%	1.05%

Net investment income(b)	1.70	%†	2.21%	2.08%	.64%	.99%

Portfolio turnover rate	190%	182%	70%	105%	117%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.02%	.02%	.02%	.02%	.02%

See footnote summary on page 94-95.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 15.26	$ 13.42	$ 13.45	$ 17.92	$ 15.20

Income From Investment Operations

Net investment income (loss)(a)(b)	.14	†	.20	.17	(.02)	(.10)

Net realized and unrealized gain (loss) on investment transactions	1.08	1.68	.03	(c)	(2.84)	3.13

Contributions from Affiliates	.00	(d)	.00	(d)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.22	1.88	.20	(2.86)	3.03

Less: Dividends and Distributions

Dividends from net investment income	(.34)	(.04)	(.23)	– 0	–	(.31)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(1.61)	– 0	–

Total dividends and distributions	(.34)	(.04)	(.23)	(1.61)	(.31)

Net asset value, end of period	$ 16.14	$ 15.26	$ 13.42	$ 13.45	$ 17.92

Total Return

Total investment return based on net asset value(e)	8.22	%†	14.15%	1.43%	(17.50)%	20.33%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,430	$2,892	$3,835	$5,845	$10,537

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)‡	1.83%	1.84%	1.84%	1.78%	1.78%

Expenses, before waivers/reimbursements(f)(g)‡	1.89%	1.85%	1.86%	1.79%	1.80%

Net investment income (loss)(b)	.95	%†	1.45%	1.31%	(.16)%	(.61)%

Portfolio turnover rate	190%	182%	70%	105%	117%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.02%	.02%	.02%	.02%	.02%

See footnote summary on page 94-95.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 15.76	$ 13.88	$ 13.95	$ 18.35	$ 15.60

Income From Investment Operations

Net investment income(a)(b)	.31	†	.35	.32	.14	.20

Net realized and unrealized gain (loss) on investment transactions	1.11	1.74	.02	(c)	(2.93)	3.06

Contributions from Affiliates	.00	(d)	.00	(d)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.42	2.09	.34	(2.79)	3.26

Less: Dividends and Distributions

Dividends from net investment income	(.51)	(.21)	(.41)	– 0	–	(.51)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(1.61)	– 0	–

Total dividends and distributions	(.51)	(.21)	(.41)	(1.61)	(.51)

Net asset value, end of period	$ 16.67	$ 15.76	$ 13.88	$ 13.95	$ 18.35

Total Return

Total investment return based on net asset value(e)	9.34	%†	15.25%	2.50%	(16.61)%	21.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$48,429	$53,009	$54,860	$63,739	$84,018

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)‡	.83%	.82%	.83%	.77%	.78%

Expenses, before waivers/reimbursements(f)(g)‡	.88%	.83%	.85%	.78%	.79%

Net investment income(b)	1.94	%†	2.46%	2.33%	.89%	1.22%

Portfolio turnover rate	190%	182%	70%	105%	117%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.02%	.02%	.02%	.02%	.02%

See footnote summary on page 94-95.

ABFunds.com	AB All Market Total Return Portfolio 93

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class I
Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 16.07	$ 13.67	$ 14.11	$ 18.55	$ 15.76

Income From Investment Operations

Net investment income (loss)(a)(b)	.31	.36	(.04	)(g)	.14	.22

Net realized and unrealized gain (loss) on investment transactions	1.13	1.80	.01	(c)	(2.97)	3.07

Contributions from Affiliates	.00	(d)	.45	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.44	2.61	(.03)	(2.83)	3.29

Less: Dividends and Distributions

Dividends from net investment income	(.51)	(.21)	(.41)	– 0	–	(.50)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(1.61)	– 0	–

Total dividends and distributions	(.51)	(.21)	(.41)	(1.61)	(.50)

Net asset value, end of period	$ 17.00	$ 16.07	$ 13.67	$ 14.11	$ 18.55

Total Return

Total investment return based on net asset value(e)	9.27%	19.30	%*	(.25	)%(h)	(16.64)%	21.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$349	$326	$255	$287	$338

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)‡	.83%	.82%	3.48	%(h)	.80%	.81%

Expenses, before waivers/reimbursements(f)(g)‡	.92%	.83%	3.50	%(h)	.81%	.83%

Net investment income (loss)(b)	1.91%	2.47%	(.32	)%(h)	.88%	1.31%

Portfolio turnover rate.	190%	182%	70%	105%	117%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.02%	.02%	.02%	.02%	.02%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

(d)	Amount is less than $.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended August 31, 2025, August 31, 2024, August 31, 2023, August 31, 2022 and August 31, 2021, such waiver amounted to .01%, .01%, .02%, .01% and .01%, respectively.

94 AB All Market Total Return Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(g)	The expense ratios presented below exclude bank overdraft expense:

	Year Ended August 31,
	2025	2024	2023		2022	2021
Class A
Net of waivers/reimbursements	1.07%	1.07%	1.08%		1.02%	1.03%
Before waivers/reimbursements	1.13%	1.08%	1.10%		1.03%	1.05%
Class C
Net of waivers/reimbursements	1.82%	1.84%	1.84%		1.78%	1.78%
Before waivers/reimbursements	1.89%	1.85%	1.86%		1.79%	1.80%
Advisor Class
Net of waivers/reimbursements	.82%	.82%	.83%		.77%	.78%
Before waivers/reimbursements	.88%	.83%	.85%		.78%	.79%
Class I
Net of waivers/reimbursements	.82%	.82%	3.48	%(h)	.80%	.81%
Before waivers/reimbursements	.91%	.83%	3.50	%(h)	.81%	.83%

(h)	Reflects a onetime non-recurring accrual adjustment.

*	Includes a contribution from the Adviser which enhanced the performance for the year ended August 31, 2024 by 3.38%.

†

During the year ended August 31, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio	Total Return

Class A	$.00	(d)	.04%	.04%

Class C	$.00	(d)	.04%	.04%

Advisor Class	$.00	(d)	.04%	.04%

See	notes to consolidated financial statements.

ABFunds.com	AB All Market Total Return Portfolio 95

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB All Market Total Return Portfolio

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of AB All Market Total Return Portfolio (the “Fund”) (one of the series constituting The AB Portfolios (the “Company”)), including the consolidated portfolio of investments, as of August 31, 2025, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the series constituting The AB Portfolios) at August 31, 2025, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended and its consolidated financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities

96 AB All Market Total Return Portfolio	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

October 28, 2025

ABFunds.com	AB All Market Total Return Portfolio 97

2025 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended August 31, 2025. For individual shareholders, the Fund designates 30.39% of dividends paid as qualified dividend income. For corporate shareholders, 13.00% of dividends paid qualify for the dividends received deduction. For foreign shareholders, 32.09% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2026.

98 AB All Market Total Return Portfolio	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB All Market Total Return Portfolio (the “Fund”) at a meeting held in-person on November 5-7, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to

ABFunds.com	AB All Market Total Return Portfolio 99

performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

100 AB All Market Total Return Portfolio	ABFunds.com

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the periods reviewed, the directors concluded that the Fund’s investment performance was acceptable. The directors determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or

ABFunds.com	AB All Market Total Return Portfolio 101

class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The information provided included a pro forma expense ratio to reflect changes to the Fund’s expenses effective June 1, 2024. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s pro forma expense ratio was lower than the median of a peer group and above the median of a peer universe. Based on their review, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedules for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

102 AB All Market Total Return Portfolio	ABFunds.com

NOTES

ABFunds.com	AB All Market Total Return Portfolio 103

NOTES

104 AB All Market Total Return Portfolio	ABFunds.com

AB ALL MARKET TOTAL RETURN PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

AMTR-0151-0825

August 31, 2025

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

August 31, 2025

Company	Shares	U.S. $ Value

COMMON STOCKS – 59.1%
Information Technology – 26.1%
Communications Equipment – 0.0%
GCI Liberty, Inc.(a)(b)(c)(d)	486	$	– 0	–

Electronic Equipment, Instruments & Components – 5.6%
Flex Ltd.(b)	31,974		1,714,446
TE Connectivity PLC	8,367		1,727,785
Zebra Technologies Corp. – Class A(b)	4,431		1,405,026

			4,847,257

Semiconductors & Semiconductor Equipment – 10.0%
Broadcom, Inc.	8,296		2,467,148
Monolithic Power Systems, Inc.	1,329		1,110,725
NVIDIA Corp.	16,641		2,898,530
NXP Semiconductors NV	4,118		967,112
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	5,467		1,262,166

			8,705,681

Software – 7.9%
Cadence Design Systems, Inc.(b)	2,053		719,433
Microsoft Corp.	5,199		2,634,281
Palo Alto Networks, Inc.(b)	4,683		892,205
Salesforce, Inc.	5,382		1,379,137
ServiceNow, Inc.(b)	1,321		1,211,965

			6,837,021

Technology Hardware, Storage & Peripherals – 2.6%
Apple, Inc.	9,957		2,311,418

			22,701,377

Health Care – 9.3%
Biotechnology – 1.4%
AbbVie, Inc.	5,820		1,224,528

Health Care Equipment & Supplies – 6.0%
Alcon AG(e)	13,115		1,046,708
Becton Dickinson & Co.	3,191		615,799
GE HealthCare Technologies, Inc.	13,384		986,802
Hologic, Inc.(b)	9,564		641,936
Medtronic PLC	11,962		1,110,193
Stryker Corp.	2,072		811,002

			5,212,440

Life Sciences Tools & Services – 0.7%
Danaher Corp.	3,108		639,689

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Pharmaceuticals – 1.2%
Johnson & Johnson	5,614	$994,632

		8,071,289

Financials – 8.7%
Capital Markets – 4.6%
Intercontinental Exchange, Inc.	9,128	1,612,005
Jefferies Financial Group, Inc.	20,720	1,343,692
LPL Financial Holdings, Inc.	2,890	1,053,347

		4,009,044

Financial Services – 2.1%
Visa, Inc. – Class A	5,168	1,817,999

Insurance – 2.0%
Aflac, Inc.	6,915	738,937
Reinsurance Group of America, Inc. – Class A	5,090	991,481

		1,730,418

		7,557,461

Industrials – 8.3%
Commercial Services & Supplies – 3.0%
Tetra Tech, Inc.	28,529	1,039,026
Veralto Corp.	15,012	1,594,124

		2,633,150

Construction & Engineering – 1.9%
AECOM	12,985	1,621,697

Electrical Equipment – 3.4%
Emerson Electric Co.	8,558	1,129,656
Rockwell Automation, Inc.	5,287	1,815,714

		2,945,370

		7,200,217

Consumer Discretionary – 1.6%
Automobile Components – 1.6%
Aptiv PLC(b)	17,992	1,430,904

Utilities – 1.6%
Electric Utilities – 1.6%
NextEra Energy, Inc.	19,595	1,411,820

Energy – 1.5%
Oil, Gas & Consumable Fuels – 1.5%
Cameco Corp.	16,461	1,273,917

Communication Services – 1.3%
Entertainment – 1.3%
Spotify Technology SA(b)	1,611	1,098,508

2 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Staples – 0.7%
Beverages – 0.7%
Primo Brands Corp.	26,153	$656,702

Total Common Stocks (cost $40,080,860)		51,402,195

	Principal Amount (000)
GOVERNMENTS - TREASURIES – 34.8%
United States – 34.8%
U.S. Treasury Bonds 2.50%, 02/15/2046	$803	550,694
3.00%, 05/15/2042	105	83,233
3.00%, 02/15/2048	464	340,442
3.625%, 02/15/2053	598	478,961
3.875%, 02/15/2043	102	90,609
3.875%, 05/15/2043	80	70,922
4.25%, 02/15/2054	508	454,620
4.375%, 08/15/2043	115	108,819
4.50%, 02/15/2044	51	49,264
4.75%, 11/15/2043	2,783	2,756,622
4.75%, 11/15/2053	2,356	2,292,043
6.125%, 08/15/2029	1,157	1,259,774
U.S. Treasury Notes 0.625%, 05/15/2030	2,638	2,291,849
2.75%, 08/15/2032	751	697,115
3.50%, 01/31/2028	836	834,242
3.75%, 12/31/2028	362	363,455
3.875%, 12/31/2027	1,445	1,453,926
3.875%, 08/15/2033	95	93,701
4.00%, 02/29/2028	521	525,400
4.00%, 06/30/2028	218	220,292
4.00%, 01/31/2029	40	40,190
4.125%, 09/30/2027	286	288,602
4.125%, 10/31/2027	2,423	2,447,798
4.125%, 11/15/2032	115	116,354
4.375%, 11/30/2028	389	398,056
4.375%, 05/15/2034	2,438	2,485,644
4.50%, 11/15/2033	1,806	1,861,987
4.625%, 09/30/2028	3,545	3,650,345
4.625%, 02/15/2035	900	930,828
4.875%, 10/31/2028	1,169	1,213,136
4.875%, 10/31/2030	1,708	1,798,881

Total Governments - Treasuries (cost $30,277,072)		30,247,804

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Principal Amount (000)	U.S. $ Value

AGENCIES – 2.6%
Agency Debentures – 2.6%
Federal Home Loan Banks 4.125%, 01/15/2027	$85	$85,393
4.50%, 03/13/2026	835	836,728
Federal National Mortgage Association 6.625%, 11/15/2030	1,152	1,306,607

Total Agencies (cost $2,363,321)		2,228,728

	Shares
SHORT-TERM INVESTMENTS – 3.7%
Investment Companies – 3.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(f)(g)(h) (cost $3,216,454)	3,216,454	3,216,454

Total Investments – 100.2% (cost $75,937,707)		87,095,181
Other assets less liabilities – (0.2)%		(181,988)

Net Assets – 100.0%		$86,913,193

(a)	Fair valued by the Adviser.

(b)	Non-income producing security.

(c)	Escrow shares.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	The rate shown represents the 7-day yield as of period end.

(h)	Affiliated investments.

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

4 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

August 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $72,721,253)	$83,878,727	(a)
Affiliated issuers (cost $3,216,454)	3,216,454
Cash	43
Foreign currencies, at value (cost $159,275)	178,683
Unaffiliated interest and dividends receivable	428,899
Receivable due from Adviser	23,331
Affiliated dividends receivable	9,200
Receivable for shares of beneficial interest sold	4,328

Total assets	87,739,665

Liabilities
Payable for investment securities purchased	544,224
Custody and accounting fees payable	87,852
Audit and tax fee payable	60,864
Advisory fee payable	37,139
Distribution fee payable	18,056
Payable for shares of beneficial interest redeemed	4,639
Transfer Agent fee payable	2,995
Accrued expenses and other liabilities	70,703

Total liabilities	826,472

Net Assets	$86,913,193

Composition of Net Assets
Shares of beneficial interest, at par	$68
Additional paid-in capital	83,437,946
Distributable earnings	3,475,179

Net Assets	$86,913,193

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$82,043,564	6,467,887	$12.68	*

C	$826,897	65,443	$12.64

Advisor	$3,978,227	310,530	$12.81

I	$48,550	3,741	$12.98

Z	$15,955	1,255	$12.71

(a)	Includes securities on loan with a value of $1,036,173 (see Note E).

*	The maximum offering price per share for Class A shares was $13.24 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 5

STATEMENT OF OPERATIONS

Year Ended August 31, 2025

Investment Income
Interest (net of foreign taxes withheld of $3)	$1,309,776
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $8,499)	546,135
Affiliated issuers	96,988
Securities lending income, net	1,533
Other income(a)	19,653	$1,974,085

Expenses
Advisory fee (see Note B)	453,974
Distribution fee—Class A	212,542
Distribution fee—Class C	10,437
Transfer agency—Class A	86,696
Transfer agency—Class C	1,147
Transfer agency—Advisor Class	4,750
Transfer agency—Class I	37
Transfer agency—Class Z	5
Audit and tax	78,673
Registration fees	77,416
Custody and accounting	63,564
Legal	56,380
Printing	38,992
Trustees’ fees	18,248
Miscellaneous	17,710

Total expenses	1,120,571
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(218,534)

Net expenses		902,037

Net investment income		1,072,048

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		3,996,802
Foreign currency transactions		(8,601)
Net change in unrealized appreciation (depreciation) of:
Investments		(4,711,639)
Foreign currency denominated assets and liabilities		16,319

Net loss on investment and foreign currency transactions		(707,119)

Contributions from Affiliates (see Note B)		574

Net Increase in Net Assets from Operations		$365,503

(a)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses (see Note B).

See notes to financial statements.

6 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31, 2025		Year Ended August 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,072,048		$1,132,898
Net realized gain (loss) on investment and foreign currency transactions	3,988,201		(2,567,890)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(4,695,320)		14,403,048
Contributions from Affiliates (see Note B)	574		– 0	–

Net increase in net assets from operations	365,503		12,968,056
Distributions to Shareholders
Class A	(1,078,545)		(818,185)
Class C	(985)		– 0	–
Advisor Class	(68,507)		(39,519)
Class R	– 0	–	(24,021)
Class K	– 0	–	(4,248)
Class I	(712)		(479)
Class Z	(246)		(206)
Transactions in Shares of Beneficial Interest
Net decrease	(12,814,147)		(15,220,629)

Total decrease	(13,597,639)		(3,139,231)
Net Assets
Beginning of period	100,510,832		103,650,063

End of period	$86,913,193		$100,510,832

See notes to financial statements.

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 7

NOTES TO FINANCIAL STATEMENTS

August 31, 2025

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Company, which is a Massachusetts Business Trust, operates as a series company currently comprised of five series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Sustainable Thematic Balanced Portfolio (the “Fund”). The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class R, Class K and Class T shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities

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NOTES TO FINANCIAL STATEMENTS (continued)

exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 9

NOTES TO FINANCIAL STATEMENTS (continued)

broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

10 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1		Level 2			Level 3		Total
Assets:
Common Stocks	$51,402,195		$	– 0	–	$0	(a)	$51,402,195
Governments – Treasuries	– 0	–		30,247,804		– 0	–	30,247,804
Agencies	– 0	–		2,228,728		– 0	–	2,228,728
Short-Term Investments	3,216,454			– 0	–	– 0	–	3,216,454

Total Investments in Securities	54,618,649			32,476,532		0	(a)	87,095,181
Other Financial Instruments(b)	– 0	–		– 0	–	– 0	–	– 0	–

Total	$54,618,649			$32,476,532		$0	(a)	$87,095,181

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 11

NOTES TO FINANCIAL STATEMENTS (continued)

earned. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

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NOTES TO FINANCIAL STATEMENTS (continued)

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

The Adviser has contractually agreed to waive its management fees and/or bear certain expenses of the Fund until December 31, 2025 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense and extraordinary expenses), on an annualized basis, from exceeding 1.00%, 1.75%, .75%, .75%, and .75% of average daily net assets, for Class A, Class C, Advisor Class, Class I and Class Z shares, respectively. The Expense Caps may not be terminated by the Adviser before December 31, 2025. For the year ended August 31, 2025, such reimbursements/waivers amounted to $214,324.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $30,662 for the year ended August 31, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $505 from the sale of Class A shares and received $467 and $219 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended August 31, 2025.

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 13

NOTES TO FINANCIAL STATEMENTS (continued)

During the year ended August 31, 2025, the Adviser reimbursed the Fund $19,653 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended August 31, 2025, such waiver amounted to $4,195.

A summary of the Fund’s transactions in AB mutual funds for the year ended August 31, 2025 is as follows:

Fund	Market Value 8/31/24 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/25 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$3,037		$25,973	$25,794	$3,216		$97
AB Government Money Market Portfolio*	– 0	–	1,451	1,451	– 0	–	0	**

Total					$3,216		$97

*	Investments of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

During the year ended August 31, 2025, the Adviser reimbursed the Fund $574 for trading losses incurred due to a trade entry error.

NOTE C

Distribution Plan

The Fund has adopted a Plan for each class of shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. Payments under the Plan in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Fund is

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NOTES TO FINANCIAL STATEMENTS (continued)

not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” plan.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Plan also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended August 31, 2025 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$33,533,100	$42,046,410
U.S. government securities	11,122,080	13,421,913

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$76,349,051

Gross unrealized appreciation	$13,007,165
Gross unrealized depreciation	(2,261,035)

Net unrealized appreciation	$10,746,130

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the year ended August 31, 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures,

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 15

NOTES TO FINANCIAL STATEMENTS (continued)

swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment

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NOTES TO FINANCIAL STATEMENTS (continued)

by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the year ended August 31, 2025 is as follows:

Market Value of Securities on Loan*	Cash Collateral*			Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
						Income Earned	Advisory Fee Waived
$1,036,173	$	– 0	–	$1,096,544	$1,084	$449	$15

*	As of August 31, 2025.

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares			Amount
	Year Ended August 31, 2025	Year Ended August 31, 2024		Year Ended August 31, 2025	Year Ended August 31, 2024

Class A
Shares sold	62,114	77,519		$762,271	$892,489

Shares issued in reinvestment of dividends	79,277	62,825		955,278	723,749

Shares converted from Class C	17,863	75,730		221,336	840,527

Shares redeemed	(1,078,926)	(1,060,363)		(13,150,410)	(12,355,220)

Net decrease	(919,672)	(844,289)		$(11,211,525)	$(9,898,455)

Class C
Shares sold	6,229	17,674		$77,181	$205,866

Shares issued in reinvestment of dividends	69	– 0	–	837	– 0	–

Shares converted to Class A	(17,969)	(76,416)		(221,336)	(840,527)

Shares redeemed	(42,870)	(37,757)		(521,347)	(446,120)

Net decrease	(54,541)	(96,499)		$(664,665)	$(1,080,781)

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 17

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Year Ended August 31, 2025		Year Ended August 31, 2024	Year Ended August 31, 2025			Year Ended August 31, 2024

Advisor Class
Shares sold	82,943		126,850		$1,016,468		$1,556,905

Shares issued in reinvestment of dividends	5,034		2,991		61,164		34,727

Shares redeemed	(160,153)		(72,982)		(2,014,206)		(833,496)

Net increase (decrease)	(72,176)		56,859		$(936,574)		$758,136

Class R
Shares sold	– 0	–	49,117	$	– 0	–	$557,427

Shares issued in reinvestment of dividends and distributions	– 0	–	2,089		– 0	–	24,021

Shares redeemed	– 0	–	(382,360)		– 0	–	(4,525,209)

Net increase (decrease)	– 0	–	(331,154)	$	– 0	–	$(3,943,761)

Class K
Shares sold	– 0	–	4,412	$	– 0	–	$62,858

Shares issued in reinvestment of dividends and distributions	– 0	–	362		– 0	–	4,248

Shares redeemed	– 0	–	(97,765)		– 0	–	(1,130,037)

Net increase (decrease)	– 0	–	(92,991)	$	– 0	–	$(1,062,931)

Class I
Shares sold	180		446		$2,252		$5,145

Shares issued in reinvestment of dividends and distributions	46		32		563		375

Shares redeemed	(322)		(11)		(3,907)		(141)

Net increase (decrease)	(96)		467		$(1,092)		$5,379

Class Z
Shares sold	270		1,698		$3,301		$19,132

Share issued in reinvestment of dividends and distributions	8		10		102		118

Shares redeemed	(303)		(1,504)		(3,694)		(17,466)

Net increase (decrease)	(25)		204		$(291)		$1,784

18 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

ESG Risk—Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, ESG and “sustainability” criteria are not uniformly defined, and the Fund’s ESG and sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

Allocation Risk—The allocation of investments among different investment styles, such as equity or debt, growth or value, U.S. or non-U.S. securities, or diversification strategies, may have a more significant effect on the Fund’s net asset value, or NAV, when one of these investments is performing more poorly than another.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 19

NOTES TO FINANCIAL STATEMENTS (continued)

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

20 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended August 31, 2025.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended August 31, 2025 and August 31, 2024 were as follows:

	2025		2024
Distributions paid from:
Ordinary income	$1,148,995		$886,658
Net long-term capital gains	– 0	–	– 0	–

Total taxable distributions paid	$1,148,995		$886,658

As of August 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$673,440
Accumulated capital and other losses	(7,956,652	)(a)
Unrealized appreciation (depreciation)	10,758,391	(b)

Total accumulated earnings (deficit)	$3,475,179

(a)

As of August 31, 2025, the Fund had a net capital loss carryforward of $7,956,652. During the fiscal year, the Fund utilized $3,902,856 of capital loss carry forwards to offset current year net realized gains.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of August 31, 2025, the Fund had a net short-term capital loss carryforward of $4,222,521 and a net long-term capital loss carryforward of $3,734,131, which may be carried forward for an indefinite period.

During the current fiscal year, permanent differences primarily due to contributions from the Adviser resulted in a net increase in distributable earnings and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 21

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

22 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 12.73	$ 11.26	$ 10.93	$ 13.80	$ 12.38

Income From Investment Operations

Net investment income (loss)(a)(b)	.14	†	.13	.07	(.02)	.12

Net realized and unrealized gain (loss) on investment transactions	(.04)	1.44	.71	(2.39)	1.74

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.10	1.57	.78	(2.41)	1.86

Less: Dividends and Distributions

Dividends from net investment income	(.15)	(.10)	– 0	–	(.36)	(.44)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.45)	(.10)	– 0	–

Total dividends and distributions	(.15)	(.10)	(.45)	(.46)	(.44)

Net asset value, end of period	$ 12.68	$ 12.73	$ 11.26	$ 10.93	$ 13.80

Total Return

Total investment return based on net asset value(d)	.86	%†	14.06%	7.59%	(18.04)%	15.54%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$82,043	$94,012	$92,712	$101,192	$138,753

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.00%	1.00%	1.00%	1.09%	1.25%

Expenses, before waivers/reimbursements(e)‡	1.24%	1.22%	1.22%	1.31%	1.36%

Net investment income (loss)(b)	1.18	%†	1.15%	.69%	(.13)%	.95%

Portfolio turnover rate	51%	53%	46%	174%	120%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%	.00%	.00%	.04%	.14%

See footnote summary on pages 27-28.

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 12.62	$ 11.16	$ 10.91	$ 13.76	$ 12.32

Income From Investment Operations

Net investment income (loss)(a)(b)	.05	†	.04	(.01)	(.11)	.02

Net realized and unrealized gain (loss) on investment transactions	(.02)	1.42	.71	(2.41)	1.75

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.03	1.46	.70	(2.52)	1.77

Less: Dividends and Distributions

Dividends from net investment income	(.01)	– 0	–	– 0	–	(.23)	(.33)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.45)	(.10)	– 0	–

Total dividends and distributions	(.01)	– 0	–	(.45)	(.33)	(.33)

Net asset value, end of period	$ 12.64	$ 12.62	$ 11.16	$ 10.91	$ 13.76

Total Return

Total investment return based on net asset value(d)	.24	%†	13.08%	6.86%	(18.73)%	14.64%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$827	$1,515	$2,415	$3,650	$6,257

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.75%	1.75%	1.75%	1.90%	1.98%

Expenses, before waivers/reimbursements(e)‡	1.99%	2.00%	1.98%	2.06%	2.09%

Net investment income (loss)(b)	.41	%†	.39%	(.07)%	(.93)%	.18%

Portfolio turnover rate	51%	53%	46%	174%	120%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%	.00%	.00%	.04%	.14%

See footnote summary on pages 27-28.

24 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 12.85	$ 11.37	$ 11.01	$ 13.88	$ 12.44

Income From Investment Operations

Net investment income(a)(b)	.18	†	.17	.10	.04	.16

Net realized and unrealized gain (loss) on investment transactions	(.04)	1.44	.71	(2.43)	1.76

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.14	1.61	.81	(2.39)	1.92

Less: Dividends and Distributions

Dividends from net investment income	(.18)	(.13)	– 0	–	(.38)	(.48)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.45)	(.10)	– 0	–

Total dividends and distributions	(.18)	(.13)	(.45)	(.48)	(.48)

Net asset value, end of period	$ 12.81	$ 12.85	$ 11.37	$ 11.01	$ 13.88

Total Return

Total investment return based on net asset value(d)	1.20	%†	14.31%	7.82%	(17.79)%	15.82%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,978	$4,918	$3,706	$4,331	$5,790

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.75%	.75%	.75%	.71%	1.00%

Expenses, before waivers/reimbursements(e)‡	.99%	.92%	.97%	1.06%	1.11%

Net investment income(b)	1.43	%†	1.40%	.93%	.33%	1.20%

Portfolio turnover rate	51%	53%	46%	174%	120%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%	.00%	.00%	.04%	.14%

See footnote summary on pages 27-28.

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class I
Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 13.02	$ 11.51	$ 11.13	$ 14.03	$ 12.58

Income From Investment Operations

Net investment income(a)(b)	.18	.17	.10	.02	.16

Net realized and unrealized gain (loss) on investment transactions	(.04)	1.47	.73	(2.44)	1.77

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.14	1.64	.83	(2.42)	1.93

Less: Dividends and Distributions

Dividends from net investment income	(.18)	(.13)	– 0	–	(.38)	(.48)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.45)	(.10)	– 0	–

Total dividends and distributions	(.18)	(.13)	(.45)	(.48)	(.48)

Net asset value, end of period	$ 12.98	$ 13.02	$ 11.51	$ 11.13	$ 14.03

Total Return

Total investment return based on net asset value(d)	1.18%	14.36%	7.92%	(17.83)%	15.81%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$49	$50	$39	$35	$41

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.75%	.75%	.75%	.83%	1.01%

Expenses, before waivers/reimbursements(e)‡	.96%	.95%	5.21	%(f)	1.08%	1.13%

Net investment income(b)	1.41%	1.40%	.95%	.14%	1.18%

Portfolio turnover rate	51%	53%	46%	174%	120%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%	.00%	.00%	.04%	.14%

See footnote summary on pages 27-28.

26 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class Z
Year Ended August 31,
2025	2024	2023	December 15, 2021(g) to August 31, 2022

Net asset value, beginning of period	$ 12.76	$ 11.28	$ 10.93	$ 13.54

Income From Investment Operations

Net investment income(a)(b)	.17	.16	.10	.02

Net realized and unrealized gain (loss) on investment transactions	(.03)	1.44	.70	(2.14)
Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.14	1.60	.80	(2.12)

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.12)	– 0	–	(.39)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.45)	(.10)

Total distributions	(.19)	(.12)	(.45)	(.49)

Net asset value, end of period	$ 12.71	$ 12.76	$ 11.28	$ 10.93

Total Return

Total investment return based on net asset value(d)	1.13%	14.38%	7.79%	(16.27)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16	$16	$12	$8

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡	.75%	.75%	.75%	.75	%^

Expenses, before waivers/reimbursements‡	.93%	.91%	.84%	.96	%^

Net investment income(b)	1.41%	1.40%	.96%	.21	%^

Portfolio turnover rate	51%	53%	46%	174%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%	.00%	.00%	.00	%^

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended August 31, 2022, and August 31, 2021, such waiver amounted to .03% and .11%, respectively.

(f)	Reflects a onetime non-recurring accrual adjustment.

(g)	Commencement of distributions.

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 27

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

†

During the year ended August 31, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio	Total Return

Class A	$.00	(c)	.02%	.02%

Class C	$.00	(c)	.02%	.02%

Advisor Class	$.00	(c)	.02%	.02%

^	Annualized.

See notes to financial statements.

28 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB Sustainable Thematic Balanced Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Sustainable Thematic Balanced Portfolio (the “Fund”) (one of the series constituting The AB Portfolios (“the Company”)), including the portfolio of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting The AB Portfolios) at August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 29

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

October 28, 2025

30 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

2025 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended August 31, 2025. For individual shareholders, the Fund designates 49.87% of dividends paid as qualified dividend income. For corporate shareholders, 38.64% of dividends paid qualify for the dividends received deduction. For foreign shareholders, 68.40% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2026.

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 31

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Sustainable Thematic Balanced Portfolio (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

32 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 33

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also

34 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the median of a peer group and equal to the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 35

NOTES

36 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

STB-0151-0825

August 31, 2025

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB TAX-MANAGED WEALTH APPRECIATION STRATEGY

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

August 31, 2025

Company	Shares	U.S. $ Value

COMMON STOCKS – 64.9%
Information Technology – 20.5%
Communications Equipment – 0.4%
Cisco Systems, Inc.	14,232	$983,289
Motorola Solutions, Inc.	6,327	2,989,254

		3,972,543

Electronic Equipment, Instruments & Components – 0.2%
CDW Corp./DE	9,342	1,539,188

Semiconductors & Semiconductor Equipment – 9.4%
Advanced Micro Devices, Inc.(a)	4,089	664,994
Applied Materials, Inc.	21,380	3,437,049
Broadcom, Inc.	69,315	20,613,588
KLA Corp.	2,837	2,473,864
NVIDIA Corp.	268,192	46,713,682
NXP Semiconductors NV	20,472	4,807,849
QUALCOMM, Inc.	4,512	725,214
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	29,080	6,713,700
Texas Instruments, Inc.	8,454	1,711,766

		87,861,706

Software – 7.8%
Adobe, Inc.(a)	7,270	2,593,209
Gen Digital, Inc.	10,011	302,332
HubSpot, Inc.(a)	4,925	2,379,612
Microsoft Corp.	100,544	50,944,639
Oracle Corp.	63,952	14,461,466
ServiceNow, Inc.(a)	2,834	2,600,082

		73,281,340

Technology Hardware, Storage & Peripherals – 2.7%
Apple, Inc.	107,532	24,962,479

		191,617,256

Financials – 10.1%
Banks – 2.7%
Bank of America Corp.	220,137	11,169,751
JPMorgan Chase & Co.	7,890	2,378,204
Wells Fargo & Co.	144,886	11,906,732

		25,454,687

Capital Markets – 3.3%
Charles Schwab Corp. (The)	128,385	12,304,418
Goldman Sachs Group, Inc. (The)	18,199	13,562,805
LPL Financial Holdings, Inc.	2,952	1,075,945
S&P Global, Inc.	7,549	4,140,174

		31,083,342

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Finance – 0.5%
Capital One Financial Corp.	20,801	$4,726,403

Financial Services – 2.2%
Fiserv, Inc.(a)	9,277	1,281,896
Visa, Inc. – Class A	54,512	19,176,231

		20,458,127

Insurance – 1.4%
Progressive Corp. (The)	35,998	8,893,666
Willis Towers Watson PLC	12,906	4,217,551

		13,111,217

		94,833,776

Communication Services – 7.9%
Diversified Telecommunication Services – 0.4%
Comcast Corp. – Class A	99,967	3,395,879

Entertainment – 1.0%
Walt Disney Co. (The)	79,893	9,457,733

Interactive Media & Services – 5.7%
Alphabet, Inc. – Class A	12,280	2,614,535
Alphabet, Inc. – Class C	119,956	25,614,205
Meta Platforms, Inc. – Class A	34,189	25,255,414

		53,484,154

Wireless Telecommunication Services – 0.8%
T-Mobile US, Inc.	29,971	7,552,392

		73,890,158

Industrials – 6.2%
Aerospace & Defense – 1.0%
Hexcel Corp.	46,645	2,945,632
RTX Corp.	38,095	6,041,867

		8,987,499

Building Products – 0.3%
Otis Worldwide Corp.	36,625	3,163,667

Commercial Services & Supplies – 0.5%
Veralto Corp.	42,690	4,533,251

Construction & Engineering – 0.2%
AECOM	14,454	1,805,160

Electrical Equipment – 2.1%
Eaton Corp. PLC	28,704	10,021,715
GE Vernova, Inc.	16,332	10,011,026

		20,032,741

Ground Transportation – 0.7%
CSX Corp.	163,709	5,322,180
Norfolk Southern Corp.	3,002	840,500

		6,162,680

2 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Machinery – 0.7%
Deere & Co.	7,758	$3,713,289
Ingersoll Rand, Inc.	10,221	811,854
PACCAR, Inc.	7,551	754,949
Pentair PLC	12,863	1,383,159

		6,663,251

Professional Services – 0.3%
Booz Allen Hamilton Holding Corp.	27,409	2,979,906

Trading Companies & Distributors – 0.4%
United Rentals, Inc.	4,027	3,851,181

		58,179,336

Health Care – 6.1%
Biotechnology – 0.8%
Gilead Sciences, Inc.	412	46,544
Regeneron Pharmaceuticals, Inc.	3,505	2,035,353
Vertex Pharmaceuticals, Inc.(a)	14,345	5,609,182

		7,691,079

Health Care Equipment & Supplies – 1.0%
Edwards Lifesciences Corp.(a)	25,442	2,069,452
Intuitive Surgical, Inc.(a)	2,352	1,113,190
Medtronic PLC	49,830	4,624,723
Stryker Corp.	4,103	1,605,955

		9,413,320

Health Care Providers & Services – 1.4%
Labcorp Holdings, Inc.	15,538	4,319,408
UnitedHealth Group, Inc.	29,410	9,113,277

		13,432,685

Life Sciences Tools & Services – 1.5%
IQVIA Holdings, Inc.(a)	33,611	6,413,315
Thermo Fisher Scientific, Inc.	14,710	7,247,911

		13,661,226

Pharmaceuticals – 1.4%
Eli Lilly & Co.	3,463	2,536,925
Johnson & Johnson	9,589	1,698,883
Merck & Co., Inc.	23,499	1,976,736
Pfizer, Inc.	8,730	216,155
Roche Holding AG (Sponsored ADR)	88,820	3,621,191
Zoetis, Inc.	18,167	2,841,319

		12,891,209

		57,089,519

Consumer Discretionary – 5.4%
Broadline Retail – 2.6%
Amazon.com, Inc.(a)	106,020	24,278,580

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 0.4%
Booking Holdings, Inc.	236	$1,321,376
Hyatt Hotels Corp. – Class A	12,158	1,754,156
Starbucks Corp.	8,298	731,801

		3,807,333

Specialty Retail – 2.4%
AutoZone, Inc.(a)	1,837	7,712,700
Home Depot, Inc. (The)	24,189	9,839,359
TJX Cos., Inc. (The)	34,944	4,773,700

		22,325,759

		50,411,672

Consumer Staples – 4.0%
Beverages – 0.7%
Coca-Cola Co. (The)	90,891	6,270,570

Consumer Staples Distribution & Retail – 2.7%
Costco Wholesale Corp.	7,999	7,545,617
Dollar Tree, Inc.(a)	43,378	4,735,576
Walmart, Inc.	138,819	13,462,666

		25,743,859

Household Products – 0.6%
Procter & Gamble Co. (The)	34,119	5,358,048

		37,372,477

Energy – 1.9%
Energy Equipment & Services – 0.7%
Baker Hughes Co.	149,718	6,797,197

Oil, Gas & Consumable Fuels – 1.2%
Cameco Corp.	25,080	1,940,941
Chevron Corp.	14,332	2,301,719
EOG Resources, Inc.	52,842	6,595,739

		10,838,399

		17,635,596

Materials – 1.1%
Chemicals – 1.1%
Corteva, Inc.	69,767	5,176,014
Linde PLC	10,594	5,067,004
Westlake Corp.	1,866	163,872

		10,406,890

Utilities – 1.0%
Electric Utilities – 0.6%
American Electric Power Co., Inc.	49,860	5,535,457

Multi-Utilities – 0.4%
Ameren Corp.	35,665	3,558,654

		9,094,111

4 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Real Estate – 0.7%
Industrial REITs – 0.3%
Prologis, Inc.	27,836	$3,167,180

Real Estate Management & Development – 0.0%
CBRE Group, Inc. – Class A(a)	450	72,954

Specialized REITs – 0.4%
Digital Realty Trust, Inc.	21,498	3,603,925

		6,844,059

Total Common Stocks (cost $245,635,049)		607,374,850

INVESTMENT COMPANIES – 34.9%
Funds and Investment Trusts – 34.9%(b)(c)
AB Discovery Growth Fund, Inc. – Class Z	1,609,939	21,669,773
AB Discovery Value Fund – Class Z	1,354,836	28,722,518
Bernstein Fund, Inc. – International Small Cap Portfolio – Class Z	2,279,585	33,943,015
Bernstein Fund, Inc. – International Strategic Equities Portfolio – Class Z	12,588,089	203,927,037
Bernstein Fund, Inc. – Small Cap Core Portfolio – Class Z	1,566,157	19,623,944
Sanford C. Bernstein Fund, Inc. – Emerging Markets Portfolio – Class Z	589,934	18,877,877

Total Investment Companies (cost $255,442,083)		326,764,164

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(b)(c)(d) (cost $1,917,867)	1,917,867	1,917,867

Total Investments – 100.0% (cost $502,994,999)		936,056,881
Other assets less liabilities – 0.0%		(39,821)

Net Assets – 100.0%		$936,017,060

(a)	Non-income producing security.

(b)	Affiliated investments.

(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See notes to financial statements.

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 5

STATEMENT OF ASSETS & LIABILITIES

August 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $245,635,049)	$607,374,850
Affiliated issuers (cost $257,359,950)	328,682,031
Cash	395,700
Foreign currencies, at value (cost $572)	615
Unaffiliated dividends receivable	612,072
Receivable due from Adviser	200,723
Receivable for shares of beneficial interest sold	62,420
Affiliated dividends receivable	5,304

Total assets	937,333,715

Liabilities
Advisory fee payable	515,367
Payable for investment securities purchased	332,387
Payable for shares of beneficial interest redeemed	165,067
Custody and accounting fees payable	156,506
Administrative fee payable	36,319
Distribution fee payable	10,857
Transfer Agent fee payable	5,424
Accrued expenses	94,728

Total liabilities	1,316,655

Net Assets	$936,017,060

Composition of Net Assets
Shares of beneficial interest, at par	$370
Additional paid-in capital	473,649,745
Distributable earnings	462,366,945

Net Assets	$936,017,060

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$48,515,417	1,930,096	$25.14	*

C	$705,474	28,210	$25.01

Advisor	$886,796,169	35,059,125	$25.29

*	The maximum offering price per share for Class A shares was $26.26 which reflects a sales charge of 4.25%.

See notes to financial statements.

6 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

STATEMENT OF OPERATIONS

Year Ended August 31, 2025

Investment Income
Dividends
Affiliated issuers	$8,004,697
Unaffiliated issuers (net of foreign taxes withheld of $49,445)	6,208,770
Interest	10,452
Other income(a)	3,799	$14,227,718

Expenses
Advisory fee (see Note B)	5,639,857
Distribution fee—Class A	114,944
Distribution fee—Class C	5,498
Transfer agency—Class A	5,895
Transfer agency—Class C	103
Transfer agency—Advisor Class	105,270
Custody and accounting	123,650
Administrative	88,392
Audit and tax	73,368
Legal	59,941
Registration fees	57,124
Printing	38,469
Trustees’ fees	26,519
Miscellaneous	23,197

Total expenses	6,362,227
Less: expenses waived and reimbursed by the Adviser (see Note B)	(2,393,874)

Net expenses		3,968,353

Net investment income		10,259,365

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain on:
Affiliated Underlying Portfolios		6,971,742
Investment transactions		20,638,287
Foreign currency transactions		1,005
Net realized gain distributions from Affiliated Underlying Portfolios		4,859,521
Net change in unrealized appreciation (depreciation) of:
Affiliated Underlying Portfolios		30,841,585
Investments		49,939,858
Foreign currency denominated assets and liabilities		(8,773)

Net gain on investment and foreign currency transactions		113,243,225

Net Increase in Net Assets from Operations		$123,502,590

(a)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses (see Note B).

See notes to financial statements.

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 7

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31, 2025	Year Ended August 31, 2024
Increase in Net Assets from Operations
Net investment income	$10,259,365	$10,856,370
Net realized gain on investment and foreign currency transactions	27,611,034	6,279,805
Net realized gain distributions from Affiliated Underlying Portfolios	4,859,521	2,625,265
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	80,772,670	157,438,144

Net increase in net assets from operations	123,502,590	177,199,584
Distributions to Shareholders
Class A	(1,021,550)	(682,354)
Class C	(5,111)	(2,225)
Advisor Class	(19,517,501)	(12,862,874)
Transactions in Shares of Beneficial Interest
Net decrease	(23,896,949)	(34,659,864)

Total increase	79,061,479	128,992,267
Net Assets
Beginning of period	856,955,581	727,963,314

End of period	$936,017,060	$856,955,581

See notes to financial statements.

8 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

August 31, 2025

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Company, which is a Massachusetts Business Trust, operates as a series company currently comprised of five series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”). The Fund offers Class A, Class C and Advisor Class shares. Class T and Class Z have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All five classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc.

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NOTES TO FINANCIAL STATEMENTS (continued)

(“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect

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NOTES TO FINANCIAL STATEMENTS (continued)

the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$607,374,850		$	– 0	–	$	– 0	–	$607,374,850
Investment Companies	326,764,164			– 0	–		– 0	–	326,764,164
Short-Term Investments	1,917,867			– 0	–		– 0	–	1,917,867
Total Investments in Securities	936,056,881			– 0	–		– 0	–	936,056,881
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$936,056,881		$	– 0	–	$	– 0	–	$936,056,881

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

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In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has

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NOTES TO FINANCIAL STATEMENTS (continued)

operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segments performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Fund pays the Adviser an advisory fee at an annual rate of .65% of the first $2.5 billion, .55% of the next $2.5 billion and .50% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended August 31, 2025, the reimbursement for such services amounted to $88,392.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $66,955 for the year ended August 31, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $401 from the sale of Class A shares and received $-0- and $55 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended August 31, 2025.

During the year ended August 31, 2025, the Adviser reimbursed the Fund $3,799 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended August 31, 2025, such waiver amounted to $7,510.

In connection with the Fund’s investments in other AB mutual funds, the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees of AB mutual funds, as paid by the Fund as an acquired fund fee and expense. These fee waivers and/or expense reimbursements will remain in effect until December 31, 2025. For the year ended August 31, 2025, such waivers and/or reimbursements amounted to $2,386,364.

A summary of the Fund’s transactions in AB mutual funds for the year ended August 31, 2025 is as follows:

	Market				Realized		Change in Unrealized		Market	Distributions
Fund	Value 8/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)		Gain (Loss) (000)		Appr./ (Depr.) (000)		Value 8/31/25 (000)	Dividend Income (000)		Realized Gains (000)
AB Government Money Market Portfolio	$843	$97,887	$96,812		$ – 0	–	$ – 0	–	$1,918	$165		$	– 0	–
AB Discovery Growth Fund, Inc.	20,221	884	765		(89)		1,419		21,670	– 0	–		– 0	–
AB Trust - AB Discovery Value Fund	27,606	3,615	– 0	–	– 0	–	(2,499)		28,722	784			2,833
Bernstein - Fund, Inc.:
International Small Cap Portfolio	45,669	1,011	17,705		696		4,272		33,943	1,011			– 0	–
International Strategic Equities Portfolio	224,850	8,225	62,534		6,770		26,616		203,927	5,225			– 0	–

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NOTES TO FINANCIAL STATEMENTS (continued)

	Market					Realized		Change in Unrealized	Market	Distributions
Fund	Value 8/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)			Gain (Loss) (000)		Appr./ (Depr.) (000)	Value 8/31/25 (000)	Dividend Income (000)	Realized Gains (000)
Small Cap Core Portfolio	$18,269	$3,120	$	– 0	–	$ – 0	–	$(1,765)	$19,624	$351	$2,027
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	21,369	469		5,354		(405)		2,799	18,878	469	– 0	–

Total						$6,972		$30,842	$328,682	$8,005	$4,860

NOTE C

Distribution Plan

The Fund has adopted a Plan for each class of shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. Payments under the Plan in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Fund is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” plan.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Plan also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended August 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$200,339,312		$230,200,143
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$504,571,349

Gross unrealized appreciation	$435,136,566
Gross unrealized depreciation	(3,651,034)

Net unrealized appreciation	$431,485,532

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the year ended August 31, 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024

Class A
Shares sold	19,909	9,080	$454,298	$178,525

Shares issued in reinvestment of dividends and distributions	37,945	32,177	862,861	589,807

Shares converted from Class C	2,401	6,294	55,910	115,409

Shares redeemed	(218,009)	(207,254)	(4,991,988)	(4,176,237)

Net decrease	(157,754)	(159,703)	$(3,618,919)	$(3,292,496)

Class C
Shares sold	12,132	8,487	$265,655	$160,795

Shares issued in reinvestment of distributions	225	122	5,109	2,224

Shares converted to Class A	(2,409)	(6,355)	(55,910)	(115,409)

Shares redeemed	(7,410)	(1,656)	(168,158)	(28,840)

Net increase	2,538	598	$46,696	$18,770

Advisor Class
Shares sold	1,887,292	1,941,152	$43,055,236	$38,438,153

Shares issued in reinvestment of dividends and distributions	780,562	636,134	17,835,856	11,711,228

Shares redeemed	(3,543,595)	(4,118,017)	(81,215,818)	(81,535,519)

Net decrease	(875,741)	(1,540,731)	$(20,324,726)	$(31,386,138)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

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NOTES TO FINANCIAL STATEMENTS (continued)

Foreign (Non-U.S.) Risk—The Fund’s investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies in which the Fund invests (to the extent these expenses are not waived or reimbursed by the Adviser).

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. The Fund’s tax-management strategies may

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NOTES TO FINANCIAL STATEMENTS (continued)

result in it forgoing performance in favor of tax benefits that may not materialize, or may result in pre-tax performance that is lower than that of funds that do not use tax-management strategies.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended August 31, 2025.

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended August 31, 2025 and August 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$10,263,244	$8,824,834
Net long-term capital gains	10,280,918	4,722,619

Total taxable distributions paid	$20,544,162	$13,547,453

As of August 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$755,887
Undistributed capital gains	30,125,484
Unrealized appreciation (depreciation)	431,485,574	(a)

Total accumulated earnings (deficit)	$462,366,945

(a)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to return of capital distributions received from underlying securities and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of August 31, 2025, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

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NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 22.39	$ 18.21	$ 17.15	$ 21.60	$ 16.81

Income From Investment Operations

Net investment income(a)(b)	.22	†	.24	.19	.28	.11

Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.03	4.25	1.77	(3.56)	4.87

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	3.25	4.49	1.96	(3.28)	4.98

Less: Dividends and Distributions

Dividends from net investment income	(.23)	(.19)	(.21)	(.24)	(.15)

Distributions from net realized gain on investment transactions	(.27)	(.12)	(.69)	(.93)	(.04)

Total dividends and distributions	(.50)	(.31)	(.90)	(1.17)	(.19)

Net asset value, end of period	$ 25.14	$ 22.39	$ 18.21	$ 17.15	$ 21.60

Total Return

Total investment return based on net asset value(d)*	14.73	%†	25.01%	11.99%	(16.08)%	29.83%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$48,516	$46,757	$40,936	$39,643	$48,742

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.69%	.65%	.67%	.63%	.63%

Expenses, before waivers/reimbursements(e)‡	.97%	.97%	.99%	.97%	.98%

Net investment income(b)	.97	%†	1.19%	1.09%	1.44%	.57%

Portfolio turnover rate	23%	10%	13%	23%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.29%	.33%	.34%	.36%	.38%

See footnote summary on page 25.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 22.24	$ 18.04	$ 16.99	$ 21.33	$ 16.59

Income From Investment Operations

Net investment income (loss)(a)(b)	(.01	)†	.02	.09	.10	(.01)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.05	4.30	1.72	(3.51)	4.79

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	3.04	4.32	1.81	(3.41)	4.78

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	– 0	–	(.07)	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(.27)	(.12)	(.69)	(.93)	(.04)

Total dividends and distributions	(.27)	(.12)	(.76)	(.93)	(.04)

Net asset value, end of period	$ 25.01	$ 22.24	$ 18.04	$ 16.99	$ 21.33

Total Return

Total investment return based on net asset value(d)*	13.81	%†	24.10%	11.12%	(16.73)%	28.85%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$705	$571	$452	$530	$1,378

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.45%	1.41%	1.43%	1.39%	1.38%

Expenses, before waivers/reimbursements(e)‡	1.73%	1.73%	1.75%	1.72%	1.74%

Net investment income (loss)(b)	(.03	)%†	.11%	.51%	.50%	(.05)%

Portfolio turnover rate	23%	10%	13%	23%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.29%	.33%	.34%	.36%	.38%

See footnote summary on page 25.

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 22.53	$ 18.32	$ 17.25	$ 21.72	$ 16.90

Income From Investment Operations

Net investment income(a)(b)	.27	†	.28	.23	.33	.16

Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.04	4.28	1.79	(3.58)	4.89

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	3.31	4.56	2.02	(3.25)	5.05

Less: Dividends and Distributions

Dividends from net investment income	(.28)	(.23)	(.26)	(.29)	(.19)

Distributions from net realized gain on investment transactions	(.27)	(.12)	(.69)	(.93)	(.04)

Total dividends and distributions	(.55)	(.35)	(.95)	(1.22)	(.23)

Net asset value, end of period	$ 25.29	$ 22.53	$ 18.32	$ 17.25	$ 21.72

Total Return

Total investment return based on net asset value(d)*	14.95	%†	25.33%	12.29%	(15.87)%	30.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$886,796	$809,628	$686,575	$651,607	$803,319

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.44%	.40%	.42%	.38%	.38%

Expenses, before waivers/reimbursements(e)‡	.72%	.72%	.74%	.72%	.73%

Net investment income(b)	1.19	%†	1.41%	1.32%	1.68%	.82%

Portfolio turnover rate	23%	10%	13%	23%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.29%	.33%	.34%	.36%	.38%

See footnote summary on page 25.

24 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended August 31, 2025, August 31, 2024, August 31, 2023, August 31, 2022 and August 31, 2021, such waiver amounted to .28%, .31%, .32%, .33% and .35%, respectively.

(f)	Less than .005%.

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended August 31, 2025, August 31, 2024 and August 31, 2022 by .01%, .04% and .02%, respectively.

†

During the year ended August 31, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio		Total Return

Class A	$.00	(c)	.00	%(f)	.00	%(f)

Class C	$.00	(c)	.00	%(f)	.00	%(f)

Advisor Class	$.00	(c)	.00	%(f)	.00	%(f)

See notes to financial statements.

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 25

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB Tax-Managed Wealth Appreciation Strategy

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) (one of the series constituting The AB Portfolios (the “Company”)), including the portfolio of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting The AB Portfolios) at August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers

26 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

October 28, 2025

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 27

2025 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended August 31, 2025. For individual shareholders, the Fund designates 91.73% of dividends paid as qualified dividend income. For corporate shareholders, 53.33% of dividends paid qualify for the dividends received deduction. For foreign shareholders, 1.17% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends. The Fund designates $10,280,918 of dividends paid as long-term capital gain dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2026.

28 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund, and the underlying funds advised by the Adviser in which the Fund invests.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 29

to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying funds advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain

30 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 31

Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians and that the Adviser had agreed to reimburse the Fund for the fees and expenses of any AB Funds in which it invests. The expense ratio of the Fund reflected this reimbursement. The directors also reviewed information about the amount of such reimbursement. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedules for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall

32 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 33

NOTES

34 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

NOTES

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 35

NOTES

36 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

AB TAX-MANAGED WEALTH APPRECIATION STRATEGY

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

TWA-0151-0825

August 31, 2025

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB WEALTH APPRECIATION STRATEGY

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

August 31, 2025

Company	Shares	U.S. $ Value

COMMON STOCKS – 64.3%
Information Technology – 20.7%
Communications Equipment – 0.5%
Motorola Solutions, Inc.	13,639	$6,443,882

Semiconductors & Semiconductor Equipment – 9.5%
Applied Materials, Inc.	60,226	9,681,932
Broadcom, Inc.	97,744	29,068,088
NVIDIA Corp.	386,573	67,333,285
NXP Semiconductors NV	40,214	9,444,258
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	48,723	11,248,679

		126,776,242

Software – 8.0%
Adobe, Inc.(a)	12,348	4,404,532
HubSpot, Inc.(a)	10,089	4,874,702
Microsoft Corp.	144,519	73,226,332
Oracle Corp.	84,898	19,197,985
ServiceNow, Inc.(a)	6,581	6,037,804

		107,741,355

Technology Hardware, Storage & Peripherals – 2.7%
Apple, Inc.	157,170	36,485,444

		277,446,923

Financials – 10.0%
Banks – 2.2%
Bank of America Corp.	260,133	13,199,148
Wells Fargo & Co.	208,621	17,144,474

		30,343,622

Capital Markets – 3.4%
Charles Schwab Corp. (The)	199,105	19,082,223
Goldman Sachs Group, Inc. (The)	23,166	17,264,462
S&P Global, Inc.	17,472	9,582,344

		45,929,029

Consumer Finance – 0.6%
Capital One Financial Corp.	35,096	7,974,513

Financial Services – 2.6%
Fiserv, Inc.(a)	36,507	5,044,537
Visa, Inc. – Class A	84,791	29,827,778

		34,872,315

Insurance – 1.2%
Progressive Corp. (The)	28,695	7,089,387
Willis Towers Watson PLC	26,510	8,663,203

		15,752,590

		134,872,069

ABFunds.com	AB Wealth Appreciation Strategy 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Communication Services – 7.8%
Diversified Telecommunication Services – 0.3%
Comcast Corp. – Class A	141,371	$4,802,373

Entertainment – 1.2%
Walt Disney Co. (The)	131,784	15,600,590

Interactive Media & Services – 5.6%
Alphabet, Inc. – Class C	186,629	39,850,891
Meta Platforms, Inc. – Class A	47,359	34,984,093

		74,834,984

Wireless Telecommunication Services – 0.7%
T-Mobile US, Inc.	40,145	10,116,138

		105,354,085

Industrials – 6.4%
Aerospace & Defense – 1.1%
Hexcel Corp.	72,588	4,583,932
RTX Corp.	69,109	10,960,688

		15,544,620

Building Products – 0.5%
Otis Worldwide Corp.	73,455	6,345,043

Commercial Services & Supplies – 0.6%
Veralto Corp.	75,525	8,020,000

Electrical Equipment – 1.9%
Eaton Corp. PLC	37,352	13,041,077
GE Vernova, Inc.	19,633	12,034,440

		25,075,517

Ground Transportation – 0.8%
CSX Corp.	313,697	10,198,289

Machinery – 0.6%
Deere & Co.	16,015	7,665,420

Professional Services – 0.3%
Booz Allen Hamilton Holding Corp.	42,727	4,645,279

Trading Companies & Distributors – 0.6%
United Rentals, Inc.	8,419	8,051,426

		85,545,594

Health Care – 6.0%
Biotechnology – 0.6%
Vertex Pharmaceuticals, Inc.(a)	20,978	8,202,818

Health Care Equipment & Supplies – 1.1%
Medtronic PLC	95,003	8,817,228
Stryker Corp.	15,471	6,055,504

		14,872,732

2 AB Wealth Appreciation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Health Care Providers & Services – 1.5%
Labcorp Holdings, Inc.	25,860	$7,188,822
UnitedHealth Group, Inc.	40,552	12,565,848

		19,754,670

Life Sciences Tools & Services – 1.6%
IQVIA Holdings, Inc.(a)	53,683	10,243,253
Thermo Fisher Scientific, Inc.	23,478	11,568,080

		21,811,333

Pharmaceuticals – 1.2%
Eli Lilly & Co.	7,129	5,222,563
Merck & Co., Inc.	60,271	5,069,997
Roche Holding AG (Sponsored ADR)(b)	140,507	5,728,470

		16,021,030

		80,662,583

Consumer Discretionary – 5.6%
Broadline Retail – 3.0%
Amazon.com, Inc.(a)	173,940	39,832,260

Hotels, Restaurants & Leisure – 0.2%
Hyatt Hotels Corp. – Class A(b)	24,122	3,480,322

Specialty Retail – 2.4%
AutoZone, Inc.(a)	2,852	11,974,208
Home Depot, Inc. (The)	29,208	11,880,938
TJX Cos., Inc. (The)	61,699	8,428,700

		32,283,846

		75,596,428

Consumer Staples – 3.0%
Beverages – 0.8%
Coca-Cola Co. (The)	168,009	11,590,941

Consumer Staples Distribution & Retail – 2.2%
Costco Wholesale Corp.	5,603	5,285,422
Dollar Tree, Inc.(a)	73,912	8,068,973
Walmart, Inc.	162,985	15,806,285

		29,160,680

		40,751,621

Energy – 1.5%
Energy Equipment & Services – 0.5%
Baker Hughes Co.	155,210	7,046,534

Oil, Gas & Consumable Fuels – 1.0%
EOG Resources, Inc.	101,098	12,619,052

		19,665,586

ABFunds.com	AB Wealth Appreciation Strategy 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Materials – 1.2%
Chemicals – 1.2%
Corteva, Inc.	102,870	$7,631,925
Linde PLC	18,130	8,671,398

		16,303,323

Utilities – 1.2%
Electric Utilities – 0.7%
American Electric Power Co., Inc.	89,837	9,973,704

Multi-Utilities – 0.5%
Ameren Corp.	62,561	6,242,336

		16,216,040

Real Estate – 0.9%
Industrial REITs – 0.5%
Prologis, Inc.	55,749	6,343,121

Specialized REITs – 0.4%
Digital Realty Trust, Inc.	37,537	6,292,703

		12,635,824

Total Common Stocks (cost $475,647,471)		865,050,076

INVESTMENT COMPANIES – 34.8%
Funds and Investment Trusts – 34.8%(c)(d)
AB Discovery Growth Fund, Inc. – Class Z	2,320,542	31,234,493
AB Trust – AB Discovery Value Fund – Class Z	1,974,075	41,850,388
Bernstein Fund, Inc. – International Small Cap Portfolio – Class Z	3,238,460	48,220,669
Bernstein Fund, Inc. – International Strategic Equities Portfolio – Class Z	17,994,307	291,507,772
Bernstein Fund, Inc. – Small Cap Core Portfolio – Class Z	2,236,010	28,017,206
Sanford C. Bernstein Fund, Inc. – Emerging Markets Portfolio – Class Z	835,093	26,722,988

Total Investment Companies (cost $360,820,945)		467,553,516

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(c)(d)(e) (cost $11,662,183)	11,662,183	11,662,183

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $848,130,599)		1,344,265,775

4 AB Wealth Appreciation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(c)(d)(e) (cost $3,532,426)	3,532,426	$3,532,426

Total Investments – 100.3% (cost $851,663,025)		1,347,798,201
Other assets less liabilities – (0.3)%		(3,591,200)

Net Assets – 100.0%		$1,344,207,001

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Affiliated investments.

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See notes to financial statements.

ABFunds.com	AB Wealth Appreciation Strategy 5

STATEMENT OF ASSETS & LIABILITIES

August 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $475,647,471)	$865,050,076	(a)
Affiliated issuers (cost $376,015,554—including investment of cash collateral for securities loaned of $3,532,426)	482,748,125
Foreign currencies, at value (cost $366)	412
Unaffiliated dividends receivable	1,055,334
Receivable due from Adviser	288,859
Receivable for shares of beneficial interest sold	42,000
Affiliated dividends receivable	38,164

Total assets	1,349,222,970

Liabilities
Payable for collateral received on securities loaned	3,532,426
Advisory fee payable	739,685
Payable for shares of beneficial interest redeemed	243,860
Distribution fee payable	82,995
Administrative fee payable	38,195
Transfer Agent fee payable	18,951
Accrued expenses and other liabilities	359,857

Total liabilities	5,015,969

Net Assets	$1,344,207,001

Composition of Net Assets
Shares of beneficial interest, at par	$564
Additional paid-in capital	789,623,732
Distributable earnings	554,582,705

Net Assets	$1,344,207,001

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$378,792,023	15,866,664	$23.87	*

C	$3,046,923	125,741	$24.23

Advisor	$962,368,055	40,438,733	$23.80

(a)	Includes securities on loan with a value of $7,704,347 (see Note E).

*	The maximum offering price per share for Class A shares was $24.93 which reflects a sales charge of 4.25%.

See notes to financial statements.

6 AB Wealth Appreciation Strategy	ABFunds.com

STATEMENT OF OPERATIONS

Year Ended August 31, 2025

Investment Income
Dividends
Affiliated issuers	$11,902,503
Unaffiliated issuers (net of foreign taxes withheld of $81,093)	8,857,964
Interest	5,666
Securities lending income, net	15,984
Other income(a)	50,476	$20,832,593

Expenses
Advisory fee (see Note B)	8,139,260
Distribution fee—Class A	897,747
Distribution fee—Class C	31,114
Transfer agency—Class A	124,967
Transfer agency—Class C	1,408
Transfer agency—Advisor Class	309,145
Custody and accounting	148,718
Administrative	92,072
Printing	75,470
Audit and tax	70,659
Legal	64,129
Registration fees	55,881
Trustees’ fees	30,541
Miscellaneous	67,620

Total expenses	10,108,731
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(3,478,430)

Net expenses		6,630,301

Net investment income		14,202,292

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		8,782,444
Investment transactions		65,712,270
Foreign currency transactions		(7,587)
Net realized gain distributions from Affiliated Underlying Portfolios		7,478,943
Net change in unrealized appreciation (depreciation) of:
Affiliated Underlying Portfolios		44,750,270
Investments		40,706,168
Foreign currency denominated assets and liabilities		(144,985)

Net gain on investment and foreign currency transactions		167,277,523

Net Increase in Net Assets from Operations		$181,479,815

(a)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses (see Note B).

See notes to financial statements.

ABFunds.com	AB Wealth Appreciation Strategy 7

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31, 2025		Year Ended August 31, 2024
Increase in Net Assets from Operations
Net investment income	$14,202,292		$15,828,552
Net realized gain on investment and foreign currency transactions	74,487,127		38,715,018
Net realized gain distributions from Affiliated Underlying Portfolios	7,478,943		3,956,725
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	85,311,453		210,490,352

Net increase in net assets from operations	181,479,815		268,990,647
Distributions to Shareholders
Class A	(19,182,583)		(7,529,257)
Class C	(146,023)		(41,264)
Advisor Class	(49,266,764)		(20,064,680)
Class R	– 0	–	(38,405)
Class K	– 0	–	(135,322)
Transactions in Shares of Beneficial Interest
Net decrease	(20,501,809)		(123,792,908)

Total increase	92,382,636		117,388,811
Net Assets
Beginning of period	1,251,824,365		1,134,435,554

End of period	$1,344,207,001		$1,251,824,365

See notes to financial statements.

8 AB Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

August 31, 2025

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Company, which is a Massachusetts Business Trust, operates as a series company currently comprised of five series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Wealth Appreciation Strategy (the “Fund”). The Fund offers Class A, Class C and Advisor Class shares. Class I, Class R, Class K, Class T and Class Z shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities

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NOTES TO FINANCIAL STATEMENTS (continued)

exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including

10 AB Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

ABFunds.com	AB Wealth Appreciation Strategy 11

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$865,050,076		$	– 0	–	$	– 0	–	$865,050,076
Investment Companies	467,553,516			– 0	–		– 0	–	467,553,516
Short-Term Investments	11,662,183			– 0	–		– 0	–	11,662,183
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,532,426			– 0	–		– 0	–	3,532,426

Total Investments in Securities	1,347,798,201			– 0	–		– 0	–	1,347,798,201
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0 –

Total	$1,347,798,201		$	– 0	–	$	– 0	–	$1,347,798,201

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated.

12 AB Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has

ABFunds.com	AB Wealth Appreciation Strategy 13

NOTES TO FINANCIAL STATEMENTS (continued)

operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Fund pays the Adviser an advisory fee at an annual rate of .65% of the first $2.5 billion, .55% of the next $2.5 billion and .50% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended August 31, 2025, the reimbursement for such services amounted to $92,072.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $209,364 for the year ended August 31, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $3,723 from the sale of Class A shares and received $1,883 and $450 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended August 31, 2025.

During the year ended August 31, 2025, the Adviser reimbursed the Fund $50,476 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net

14 AB Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended August 31, 2025, such waiver amounted to $17,858.

In connection with the Fund’s investments in other AB mutual funds, the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees of AB mutual funds, as paid by the Fund as an acquired fund fee and expense. These fee waivers and/or expense reimbursements will remain in effect until December 31, 2025. For the year ended August 31, 2025, such waivers and/or reimbursements amounted to $3,456,508.

A summary of the Fund’s transactions in AB mutual funds for the year ended August 31, 2025 is as follows:

Fund	Market Value 8/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 8/31/25 (000)	Distributions
											Dividend Income (000)		Realized Gains (000)
AB Government Money Market Portfolio	$1,907	$131,086	$121,331	$	– 0	–	$	– 0	–	$11,662	$381		$	– 0	–
AB Discovery Growth Fund, Inc.	29,053	754	497		(67)			1,992		31,235	– 0	–		– 0	–
AB Trust – AB Discovery Value Fund	41,787	6,147	2,306		(102)			(3,676)		41,850	1,186			4,288
Bernstein Fund, Inc.:
International Small Cap Portfolio	60,771	1,484	20,939		657			6,248		48,221	1,484			– 0	–
International Strategic Equities Portfolio	325,827	12,554	94,781		9,064			38,844		291,508	7,584			– 0	–
Small Cap Core Portfolio	28,764	3,744	1,679		(14)			(2,798)		28,017	552			3,191

ABFunds.com	AB Wealth Appreciation Strategy 15

NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Market Value 8/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./ (Depr.) (000)		Market Value 8/31/25 (000)	Distributions
									Dividend Income (000)	Realized Gains (000)
Sanford C. Bernstein Fund, Inc. – Emerging Markets Portfolio	$32,169	$715	$9,545	$(756)		$4,140		$26,723	$716	$	– 0	–
AB Government Money Market Portfolio*	3,446	38,959	38,873	– 0	–	– 0	–	3,532	10		– 0	–

Total				$8,782		$44,750		$482,748	$11,913		$7,479

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Plan

The Fund has adopted a Plan for each class of shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. Payments under the Plan in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Fund is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” plan.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Plan also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

16 AB Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended August 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$320,948,435		$395,352,583
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$859,789,565

Gross unrealized appreciation	$503,707,375
Gross unrealized depreciation	(15,698,739)

Net unrealized appreciation	$488,008,636

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the year ended August 31, 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

18 AB Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions surrounding securities lending for the year ended August 31, 2025 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$7,704,347	$3,532,426	$4,453,737	$6,203	$9,781	$4,064

*	As of August 31, 2025.

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024

Class A
Shares sold	168,942	221,341	$3,705,010	$4,325,947

Shares issued in reinvestment of dividends and distributions	828,976	391,481	17,881,006	7,003,593

Shares converted from Class C	23,926	57,401	511,682	1,088,459

Shares redeemed	(1,877,268)	(2,304,648)	(41,045,463)	(44,953,464)

Net decrease	(855,424)	(1,634,425)	$(18,947,765)	$(32,535,465)

Class C
Shares sold	21,596	23,146	$469,651	$485,628

Shares issued in reinvestment of dividends and distributions	6,418	2,205	141,269	40,219

Shares converted to Class A	(23,524)	(56,595)	(511,682)	(1,088,459)

Shares redeemed	(27,819)	(20,263)	(613,339)	(395,434)

Net decrease	(23,329)	(51,507)	$(514,101)	$(958,046)

Advisor Class
Shares sold	3,815,149	2,898,644	$82,899,314	$56,097,128

Shares issued in reinvestment of dividends and distributions	2,211,414	1,051,789	47,456,940	18,721,847

Shares redeemed	(6,031,792)	(8,143,709)	(131,396,197)	(155,955,684)

Net decrease	(5,229)	(4,193,276)	$(1,039,943)	$(81,136,709)

ABFunds.com	AB Wealth Appreciation Strategy 19

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Year Ended August 31, 2025		Year Ended August 31, 2024	Year Ended August 31, 2025			Year Ended August 31, 2024

Class R
Shares sold	– 0	–	9,099	$	– 0	–	$176,757

Shares issued in reinvestment of dividends and distributions	– 0	–	2,159		– 0	–	38,405

Shares redeemed	– 0	–	(126,614)		– 0	–	(2,571,682)

Net increase (decrease)	– 0	–	(115,356)	$	– 0	–	$(2,356,520)

Class K
Shares sold	– 0	–	17,279	$	– 0	–	$327,359

Shares issued in reinvestment of dividends and distributions	– 0	–	7,619		– 0	–	135,320

Shares redeemed	– 0	–	(355,570)		– 0	–	(7,268,847)

Net increase (decrease)	– 0	–	(330,672)	$	– 0	–	$(6,806,168)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

20 AB Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets, or financial resources.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies in which the Fund invests (to the extent these expenses are not waived or reimbursed by the Adviser).

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended August 31, 2025.

ABFunds.com	AB Wealth Appreciation Strategy 21

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended August 31, 2025 and August 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$15,097,555	$14,138,189
Net long-term capital gains	53,497,815	13,670,739

Total taxable distributions	$68,595,370	$27,808,928

As of August 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,817,569
Undistributed capital gains	64,756,454
Unrealized appreciation (depreciation)	488,008,682	(a)

Total accumulated earnings (deficit)	$554,582,705

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of August 31, 2025, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

22 AB Wealth Appreciation Strategy	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 21.89	$ 17.86	$ 17.09	$ 22.18	$ 17.50

Income From Investment Operations

Net investment income(a)(b)	.21	†	.23	.26	.29	.11

Net realized and unrealized gain (loss) on investment transactions	2.95	4.22	1.71	(3.57)	5.10

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	3.16	4.45	1.97	(3.28)	5.21

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.20)	(.23)	(.26)	(.22)

Distributions from net realized gain on investment transactions	(.99)	(.22)	(.97)	(1.55)	(.31)

Total dividends and distributions	(1.18)	(.42)	(1.20)	(1.81)	(.53)

Net asset value, end of period	$ 23.87	$ 21.89	$ 17.86	$ 17.09	$ 22.18

Total Return

Total investment return based on net asset value(d)	15.03	%†	25.46%	12.22%	(16.10)%	30.41%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$378,792	$365,971	$327,880	$318,353	$425,623

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.71%	.67%	.68%	.65%	.64%

Expenses, before waivers/reimbursements(e)‡	.98%	.99%	1.00%	.98%	.99%

Net investment income(b)	.97	%†	1.17%	1.55%	1.46%	.55%

Portfolio turnover rate	26%	12%	13%	20%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.29%	.33%	.35%	.36%	.38%

See footnote summary on page 26.

ABFunds.com	AB Wealth Appreciation Strategy 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 22.20	$ 18.07	$ 17.23	$ 22.24	$ 17.52

Income From Investment Operations

Net investment income (loss)(a)(b)	.05	†	.09	.14	.14	(.02)

Net realized and unrealized gain (loss) on investment transactions	2.99	4.28	1.72	(3.60)	5.10

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	3.04	4.37	1.86	(3.46)	5.08

Less: Dividends and Distributions

Dividends from net investment income	(.02)	(.02)	(.05)	– 0	–	(.05)

Distributions from net realized gain on investment transactions	(.99)	(.22)	(.97)	(1.55)	(.31)

Total dividends and distributions	(1.01)	(.24)	(1.02)	(1.55)	(.36)

Net asset value, end of period	$ 24.23	$ 22.20	$ 18.07	$ 17.23	$ 22.24

Total Return

Total investment return based on net asset value(d)	14.17	%†	24.48%	11.35%	(16.70)%	29.39%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,047	$3,309	$3,624	$5,166	$8,023

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.46%	1.44%	1.44%	1.41%	1.39%

Expenses, before waivers/reimbursements(e)‡	1.74%	1.75%	1.76%	1.74%	1.75%

Net investment income (loss)(b)	.24	%†	.44%	.85%	.72%	(.10)%

Portfolio turnover rate	26%	12%	13%	20%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.29%	.33%	.35%	.36%	.38%

See footnote summary on page 26.

24 AB Wealth Appreciation Strategy	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 21.82	$ 17.81	$ 17.05	$ 22.13	$ 17.46

Income From Investment Operations

Net investment income(a)(b)	.26	†	.28	.30	.33	.16

Net realized and unrealized gain (loss) on investment transactions	2.96	4.20	1.70	(3.55)	5.08

Contributions from Affiliates	0	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	3.22	4.48	2.00	(3.22)	5.24

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.25)	(.27)	(.31)	(.26)

Distributions from net realized gain on investment transactions	(.99)	(.22)	(.97)	(1.55)	(.31)

Total dividends and distributions	(1.24)	(.47)	(1.24)	(1.86)	(.57)

Net asset value, end of period	$ 23.80	$ 21.82	$ 17.81	$ 17.05	$ 22.13

Total Return

Total investment return based on net asset value(d)	15.38	%†	25.74%	12.50%	(15.87)%	30.73%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$962,368	$882,544	$795,038	$753,314	$967,876

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.46%	.42%	.43%	.40%	.39%

Expenses, before waivers/reimbursements(e)‡	.73%	.74%	.75%	.73%	.74%

Net investment income(b)	1.21	%†	1.43%	1.79%	1.69%	.81%

Portfolio turnover rate	26%	12%	13%	20%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.29%	.33%	.35%	.36%	.38%

See footnote summary on page 26.

ABFunds.com	AB Wealth Appreciation Strategy 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended August 31, 2025, August 31, 2024, August 31, 2023, August 31, 2022 and August 31, 2021, such waiver amounted to .28%, .31%, .32%, .34% and .35%, respectively.

(f)	Less than .005%.

†

During the year ended August 31, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio		Total Return

Class A	$.00	(c)	.00	%(f)	.00	%(f)

Class C	$.00	(c)	.00	%(f)	.00	%(f)

Advisor Class	$.00	(c)	.00	%(f)	.00	%(f)

See notes to financial statements.

26 AB Wealth Appreciation Strategy	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB Wealth Appreciation Strategy

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Wealth Appreciation Strategy (the “Fund”) (one of the series constituting The AB Portfolios (the “Company”)), including the portfolio of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting The AB Portfolios) at August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we

ABFunds.com	AB Wealth Appreciation Strategy 27

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

October 28, 2025

28 AB Wealth Appreciation Strategy	ABFunds.com

2025 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended August 31, 2025. For individual shareholders, the Fund designates 95.00% of dividends paid as qualified dividend income. For corporate shareholders, 46.19% of dividends paid qualify for the dividends received deduction. For foreign shareholders, 1.83% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends. The Fund designates $53,497,815 of dividends paid as long-term capital gain dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2026.

ABFunds.com	AB Wealth Appreciation Strategy 29

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Wealth Appreciation Strategy (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the underlying funds advised by the Adviser in which the Fund invests.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time

30 AB Wealth Appreciation Strategy	ABFunds.com

to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying funds advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain

ABFunds.com	AB Wealth Appreciation Strategy 31

classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the

32 AB Wealth Appreciation Strategy	ABFunds.com

Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians and that the Adviser had agreed to reimburse the Fund for the fees and expenses of any AB Funds in which it invests. The expense ratio of the Fund reflected this reimbursement. The directors also reviewed information about the amount of such reimbursement. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedules for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect

ABFunds.com	AB Wealth Appreciation Strategy 33

a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

34 AB Wealth Appreciation Strategy	ABFunds.com

NOTES

ABFunds.com	AB Wealth Appreciation Strategy 35

NOTES

36 AB Wealth Appreciation Strategy	ABFunds.com

AB WEALTH APPRECIATION STRATEGY

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

WA-0151-0825

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Portfolios

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	October 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	October 30, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	October 30, 2025